GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 54.8%
Collateralized Mortgage Obligations – 2.7%
Interest Only(a) – 0.7%
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
$283,704	1.732	%(b)	03/15/44	$ 27,211
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR + 6.000%)
559,670	1.682	(b)	05/15/46	58,133
FHLMC REMIC Series 4989, Class EI
280,884	4.000		07/25/50	54,400
FHLMC REMIC Series 4998, Class GI
1,344,896	4.000		08/25/50	264,271
FHLMC REMIC Series 5020, Class IH
906,708	3.000		08/25/50	145,058
FNMA REMIC Series 2011-124, Class SC (-1X 1M USD LIBOR + 6.550%)
121,756	2.161	(b)	12/25/41	12,949
FNMA REMIC Series 2012-5, Class SA (-1X 1M USD LIBOR + 5.950%)
179,359	1.561	(b)	02/25/42	16,316
FNMA REMIC Series 2012-88, Class SB (-1X 1M USD LIBOR + 6.670%)
114,830	2.281	(b)	07/25/42	11,046
FNMA REMIC Series 2014-6, Class SA (-1X 1M USD LIBOR + 6.600%)
161,796	2.211	(b)	02/25/44	17,447
FNMA REMIC Series 2017-31, Class SG (-1X 1M USD LIBOR + 6.100%)
425,265	1.711	(b)	05/25/47	48,027
FNMA REMIC Series 2018-17, Class CS (-1X 1M USD LIBOR + 3.450%)
531,360	0.336	(b)	03/25/48	8,517
FNMA REMIC Series 2020-49, Class KS (-1X 1M USD LIBOR + 6.100%)
382,355	1.711	(b)	07/25/50	43,126
FNMA REMIC Series 2020-62, Class GI
581,053	4.000		06/25/48	112,210
GNMA REMIC Series 2010-20, Class SE (-1X 1M USD LIBOR + 6.250%)
424,248	1.897	(b)	02/20/40	41,758
GNMA REMIC Series 2013-181, Class SA (-1X 1M USD LIBOR + 6.100%)
209,056	1.747	(b)	11/20/43	20,607
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
160,419	1.747	(b)	10/20/43	7,943
GNMA REMIC Series 2014-133, Class BS (-1X 1M USD LIBOR + 5.600%)
119,715	1.247	(b)	09/20/44	9,362
GNMA REMIC Series 2014-162, Class SA (-1X 1M USD LIBOR + 5.600%)
98,665	1.247	(b)	11/20/44	7,946
GNMA REMIC Series 2015-111, Class IM
266,438	4.000		08/20/45	40,290

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2015-119, Class SN (-1X 1M USD LIBOR + 6.250%)
$127,668	1.897	%(b)	08/20/45	$ 13,202
GNMA REMIC Series 2015-123, Class SP (-1X 1M USD LIBOR + 6.250%)
161,617	1.897	(b)	09/20/45	17,277
GNMA REMIC Series 2015-167, Class AS (-1X 1M USD LIBOR + 6.250%)
96,803	1.897	(b)	11/20/45	9,526
GNMA REMIC Series 2015-168, Class SD (-1X 1M USD LIBOR + 6.200%)
77,687	1.847	(b)	11/20/45	8,184
GNMA REMIC Series 2016-109, Class IH
378,520	4.000		10/20/45	56,297
GNMA REMIC Series 2016-27, Class IA
143,794	4.000		06/20/45	17,914
GNMA REMIC Series 2018-122, Class HS (-1X 1M USD LIBOR + 6.200%)
393,138	1.847	(b)	09/20/48	40,926
GNMA REMIC Series 2018-122, Class SE (-1X 1M USD LIBOR + 6.200%)
260,779	1.847	(b)	09/20/48	26,075
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
374,930	1.847	(b)	09/20/48	38,688
GNMA REMIC Series 2018-137, Class SN (-1X 1M USD LIBOR + 6.150%)
286,387	1.797	(b)	10/20/48	27,910
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
195,050	1.797	(b)	10/20/48	18,431
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
80,564	1.697	(b)	01/20/49	7,531
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
188,610	1.697	(b)	09/20/49	19,972
GNMA REMIC Series 2019-151, Class IA
912,713	3.500		12/20/49	155,149
GNMA REMIC Series 2019-151, Class NI
542,390	3.500		10/20/49	81,692
GNMA REMIC Series 2019-153, Class EI
1,184,945	4.000		12/20/49	217,087
GNMA REMIC Series 2019-20, Class SF (-1X 1M USD LIBOR + 3.790%)
152,813	0.301	(b)	02/20/49	3,903
GNMA REMIC Series 2019-6, Class SA (-1X 1M USD LIBOR + 6.050%)
86,511	1.697	(b)	01/20/49	8,346
GNMA REMIC Series 2020-146, Class KI
1,426,139	2.500		10/20/50	186,585
GNMA REMIC Series 2020-151, Class MI
763,555	2.500		10/20/50	100,739

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR + 6.050%)
$615,383	1.697	%(b)	02/20/50	$ 64,948
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR + 6.050%)
595,205	1.697	(b)	04/20/50	61,510
GNMA REMIC Series 2020-61, Class GI
476,930	5.000		05/20/50	91,459
GNMA REMIC Series 2020-61, Class SF (-1X 1M USD LIBOR + 6.440%)
225,573	2.087	(b)	07/20/43	23,119
GNMA REMIC Series 2020-61, Class SW (-1X 1M USD LIBOR + 6.050%)
405,952	1.697	(b)	08/20/49	38,492
GNMA REMIC Series 2020-78, Class DI
716,024	4.000		06/20/50	131,462

				2,413,041

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2005-70, Class PA
24,509	5.500		08/25/35	25,083
FNMA REMIC Series 2011-52, Class GB
182,059	5.000		06/25/41	183,419
FNMA REMIC Series 2012-111, Class B
16,447	7.000		10/25/42	17,458
FNMA REMIC Series 2012-153, Class B
44,096	7.000		07/25/42	47,144

				273,104

Sequential Floating Rate – 1.9%
Alternative Loan Trust Series 2006-OC8, Class 2A3 (1M USD LIBOR + 0.500%)
1,274,413	4.889	(b)	11/25/36	1,034,462
Bellemeade Re Ltd. Series 2021-2A, Class M1B (SOFR30A + 1.500%)
275,000	5.428	(b)(c)	06/25/31	262,158
CIM Trust Series 2019-INV3, Class A15
62,706	3.500		08/25/49	54,256
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 (1M USD LIBOR + 2.400%)
40,031	6.789	(b)(c)	04/25/31	39,967
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 (1M USD LIBOR + 2.300%)
38,103	6.689	(b)(c)	08/25/31	38,113
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2 (1M USD LIBOR + 2.150%)
18,884	6.539	(b)(c)	09/25/31	18,838
Connecticut Avenue Securities Trust Series 2019-R06, Class 2M2 (1M USD LIBOR + 2.100%)
14,152	6.489	(b)(c)	09/25/39	14,134
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2 (1M USD LIBOR + 2.100%)
27,394	6.489	(b)(c)	10/25/39	27,387

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2 (1M USD LIBOR + 2.050%)
$14,515	6.439	%(b)(c)	01/25/40	$ 14,415
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2 (SOFR30A + 2.600%)
131,399	6.528	(b)(c)	11/25/50	130,361
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2 (1M USD LIBOR + 1.850%)
53,656	6.239	(b)(c)	02/25/50	53,423
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1 (1M USD LIBOR + 6.000%)
720,484	10.389	(b)(c)	08/25/50	761,638
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (SOFR30A + 4.800%)
754,000	8.728	(b)(c)	10/25/50	771,959
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1 (1M USD LIBOR + 5.750%)
716,865	10.139	(b)(c)	07/25/50	738,241
FHLMC STACR REMIC Trust Series 2020-HQA4, Class B1 (1M USD LIBOR + 5.250%)
485,000	9.639	(b)(c)	09/25/50	494,471
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2 (1M USD LIBOR + 3.150%)
5,435	7.539	(b)(c)	09/25/50	5,435
JPMorgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1M USD LIBOR + 0.320%)
134,934	4.709	(b)	12/25/36	116,964
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
880,067	2.520		05/25/52	720,259
Mill City Mortgage Loan Trust Series 2017-2, Class A3
141,470	3.128		07/25/59	132,828
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000		08/25/59	620,496
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500		11/25/60	617,086
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.835		07/25/57	79,606
Verus Securitization Trust Series 2022-INV1, Class A1(a)
97,011	5.041	(d)	08/25/67	95,943
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1
28,427	3.500	(c)	07/25/49	25,176

				6,867,616

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				9,553,761

Commercial Mortgage-Backed Securities – 1.5%
Sequential Fixed Rate – 0.5%
BANK Series 2021-BN35, Class A5
$950,000	2.285%		06/15/64	$ 767,970
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956		05/10/41	877,483

				1,645,453

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – 1.0%
BANK Series 2022-BNK44, Class A5
$700,000	5.746%		11/15/55	$ 729,810
BX Trust Series 2021-ARIA, Class F (1M USD LIBOR + 2.594%)
1,450,000	6.912	(b)(c)	10/15/36	1,319,014
BX Trust Series 2022-PSB, Class A (1M TSFR LIBOR + 2.451%)
642,566	6.787	(b)(c)	08/15/39	641,208
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
800,000	4.000	(b)	04/15/55	727,981

				3,418,013

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$ 5,063,466

Federal Agencies – 50.6%
Adjustable Rate FHLMC(b) – 0.0%
(12M USD LIBOR + 1.761%)
$20,766	4.005%		09/01/35	$ 20,769

FHLMC – 6.1%
49,857	6.000		08/01/27	50,334
6,598	5.000		08/01/33	6,627
1,053	5.000		09/01/33	1,058
1,637	5.000		10/01/33	1,644
1,582	5.000		11/01/34	1,591
58,041	5.000		12/01/34	58,349
2,197	5.000		07/01/35	2,208
64	5.000		11/01/35	64
24,960	5.000		03/01/39	25,257
2,097	5.000		05/01/39	2,122
5,245	5.000		04/01/40	5,314
1,322	5.000		08/01/40	1,339
16,948	4.000		02/01/41	16,399
1,351	5.000		06/01/41	1,367
386,436	4.000		03/01/48	369,034
393,728	4.000		04/01/48	375,680
1,128,767	4.500		08/01/48	1,117,555
1,941,525	0.000		11/01/52	2,002,321
1,528,980	0.000		12/01/52	1,578,074
1,125,839	3.000		10/01/50	1,004,657
17,999,994	2.000		03/01/52	14,648,640

				21,269,634

FNMA – 6.1%
8,169,391	2.000		04/01/52	6,648,615
994,237	5.500		09/01/52	1,012,287
2,324,292	6.000		11/01/52	2,399,984
2,159,194	6.000		12/01/52	2,222,762
6,226,721	3.000		10/01/50	5,566,438
2,238,797	3.000		11/01/50	1,999,218
1,830,607	2.000		04/01/52	1,489,830

				21,339,134

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
[H]4GNMA – 21.0%
$14,920	5.500%	11/15/32	$ 15,269
5,940	5.500	01/15/33	6,071
17,352	5.500	02/15/33	17,878
20,010	5.500	03/15/33	20,571
25,379	5.500	07/15/33	25,974
8,081	5.500	08/15/33	8,285
4,121	5.500	09/15/33	4,218
9,648	5.500	04/15/34	9,885
6,926	5.500	05/15/34	7,079
90,283	5.500	09/15/34	93,426
97,959	5.500	12/15/34	101,453
71,958	5.500	01/15/35	74,627
181	5.500	05/15/36	185
2,864	4.000	02/20/41	2,761
4,550	4.000	11/20/41	4,384
755	4.000	01/20/42	727
2,411	4.000	04/20/42	2,323
1,492	4.000	10/20/42	1,437
385,396	4.000	08/20/43	374,339
2,148	4.000	03/20/44	2,086
2,654	4.000	05/20/44	2,577
184,600	4.000	11/20/44	179,016
44,120	4.000	12/20/44	42,785
12,041	4.000	05/20/45	11,676
43,841	4.000	07/20/45	42,514
237,717	4.000	01/20/46	229,783
939,829	3.000	11/20/46	851,530
1,318,684	3.500	04/20/47	1,230,309
1,228,559	3.500	12/20/47	1,146,223
780,983	4.500	05/20/48	767,570
1,174,875	4.500	08/20/48	1,153,595
137,218	5.000	08/20/48	138,028
820,600	4.500	09/20/48	805,737
968,140	5.000	10/20/48	973,248
558,052	5.000	11/20/48	560,997
555,648	5.000	12/20/48	558,580
1,256,001	4.500	01/20/49	1,234,036
1,030,136	5.000	01/20/49	1,034,526
506,253	4.000	02/20/49	484,135
1,046,919	4.500	02/20/49	1,028,611
26,940	4.500	03/20/49	26,468
325,831	4.000	03/20/49	311,494
91,007	5.000	03/20/49	91,366
557,955	4.000	04/20/49	533,273
712,664	3.000	08/20/49	641,722
323,123	4.500	10/20/49	316,160
328,216	4.500	12/20/49	320,732
1,380,952	3.000	03/20/50	1,240,447
297,083	4.000	01/20/51	282,619
1,430,058	3.500	02/20/51	1,328,457
78,973	3.500	03/20/51	73,373
1,796,954	3.000	11/20/51	1,606,949
1,831,463	3.000	12/20/51	1,637,093
1,619,048	3.000	02/20/52	1,443,207
7,973,628	4.500	09/20/52	7,726,588

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$1,000,000	2.000%	01/23/53(e)	$ 838,970
4,000,000	2.500	01/23/53(e)	3,464,973
7,000,000	3.000	TBA-30yr(e)	6,234,735
4,000,000	4.000	TBA-30yr(e)	3,786,688
17,000,000	5.000	TBA-30yr(e)	16,844,413
11,000,000	5.500	TBA-30yr(e)	11,055,723

			73,053,904

UMBS – 12.7%
59	5.500	09/01/23	58
48	5.500	10/01/23	48
5,356	4.500	02/01/39	5,304
2,525	4.500	04/01/39	2,501
4,308	4.500	08/01/39	4,265
56,252	4.500	12/01/39	55,684
46,711	4.500	06/01/40	46,249
20,825	4.500	08/01/41	20,633
37,422	3.000	12/01/42	34,082
89,560	3.000	01/01/43	81,683
23,440	3.000	02/01/43	21,378
9,017	3.000	03/01/43	8,224
145,348	3.000	04/01/43	132,564
23,753	3.000	05/01/43	21,653
31,981	3.000	06/01/43	29,138
10,381	3.000	07/01/43	9,458
10,478	5.000	06/01/44	10,455
299,244	4.000	12/01/44	289,334
12,569	3.500	03/01/45	11,640
1,020,762	4.500	04/01/45	1,014,464
328,270	3.000	04/01/45	296,731
123,173	4.500	05/01/45	122,336
439,195	4.500	06/01/45	433,910
3,655,336	3.500	07/01/45	3,385,407
598,235	4.000	08/01/45	578,423
204,785	4.000	11/01/45	196,772
2,271,432	4.000	01/01/46	2,182,551
62,284	4.000	03/01/46	59,645
35,843	4.000	06/01/46	34,220
10,377	4.000	08/01/46	9,907
93,827	4.000	10/01/46	89,578
66,141	4.000	06/01/47	63,702
352,619	4.500	07/01/47	347,358
170,441	4.500	11/01/47	168,058
212,091	4.000	12/01/47	204,603
598,546	4.000	01/01/48	576,854
1,262,022	4.000	02/01/48	1,214,377
926,796	4.000	03/01/48	891,640
527,015	4.500	05/01/48	516,518
610,839	4.000	06/01/48	588,128
379,051	4.000	08/01/48	363,655
298,105	4.500	09/01/48	294,868
1,303,742	5.000	11/01/48	1,320,906
148,825	4.500	06/01/49	145,566
556,068	3.500	07/01/49	517,095
361,576	3.500	08/01/49	336,234

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1,860,013	3.000%	09/01/49	$ 1,667,363
38,205	4.500	10/01/49	37,328
850,653	4.500	01/01/50	832,049
2,265,614	4.000	03/01/50	2,168,104
5,503,959	4.500	03/01/50	5,388,820
955,657	2.500	09/01/50	824,948
2,685,421	3.000	12/01/50	2,399,726
4,797,065	2.500	05/01/51	4,096,279
6,315,143	2.500	09/01/51	5,397,975
42,642	5.000	05/01/52	42,764
1,400,278	5.000	06/01/52	1,405,923
3,378,532	5.000	07/01/52	3,387,422
30,681	5.000	08/01/52	30,725

			44,417,283

UMBS, 30 Year, Single Family – 4.7%
1,000,000	6.500	TBA-30yr(e)	1,024,530
9,000,000	5.500	01/23/53(e)	9,026,723
1,000,000	4.500	TBA-30yr(e)	963,906
2,000,000	3.500	TBA-30yr	1,818,905
2,000,000	3.000	02/25/52(e)	1,757,031
2,000,000	2.500	TBA-30yr(e)	1,695,625

			16,286,720

TOTAL FEDERAL AGENCIES			$176,387,444

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $197,083,446)			$191,004,671

Corporate Obligations – 39.6%
Aerospace & Defense – 0.6%
Lockheed Martin Corp.
$525,000	5.250%	01/15/33	$ 542,771
Northrop Grumman Corp.(f)
750,000	2.930	01/15/25	719,782
25,000	4.030	10/15/47	20,721
Raytheon Technologies Corp.
100,000	4.050 (f)	05/04/47	82,003
The Boeing Co.(f)
25,000	2.196	02/04/26	22,723
70,000	3.250	03/01/28	62,657
80,000	3.250	02/01/35	60,758
15,000	3.375	06/15/46	9,733
25,000	3.850	11/01/48	17,280
TransDigm, Inc.(f)
166,000	6.250	03/15/26	164,061
575,000	6.375	06/15/26	560,355

			2,262,844

Agriculture – 0.3%
Altria Group, Inc.
35,000	4.500	05/02/43	26,337

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture – (continued)
BAT Capital Corp.(f)
	$10,000	4.540%		08/15/47	$ 7,108
	25,000	4.758		09/06/49	18,155
BAT International Finance PLC(f)
	65,000	4.448		03/16/28	60,163
Philip Morris International, Inc.(f)
	70,000	3.125		03/02/28	63,674
	20,000	5.625		11/17/29	20,369
Reynolds American, Inc.
	700,000	4.850		09/15/23	697,970

					893,776

Automotive – 0.4%
American Honda Finance Corp.
	70,000	2.300		09/09/26	63,995
Cummins, Inc.
	35,000	2.600	(f)	09/01/50	21,839
General Motors Co.
	225,000	4.000		04/01/25	219,760
	36,000	5.950	(f)	04/01/49	31,436
General Motors Financial Co., Inc.(f)
	300,000	4.300		07/13/25	291,042
	50,000	1.250		01/08/26	44,079
	65,000	3.850		01/05/28	59,459
	125,000	5.650		01/17/29	122,685
	500,000	2.350		01/08/31	377,640

					1,231,935

Banks – 10.9%
ABN AMRO Bank NV (-1X 5 year EUR Swap + 4.674%)
EUR	400,000	4.375	(b)(f)	12/31/99	395,535
Banco do Brasil SA (10 year CMT + 4.398%)
	$200,000	6.250	(b)(f)	10/29/49	179,100
Banco Mercantil del Norte SA (5 year CMT + 4.643%)
	260,000	5.875	(b)(c)(f)	12/31/99	231,530
Banco Santander SA
	800,000	2.746		05/28/25	749,008
	600,000	4.250		04/11/27	571,662
	200,000	2.749		12/03/30	153,138
Bank of America Corp.
	425,000	4.200		08/26/24	418,434
	50,000	3.248	(f)	10/21/27	46,213
	925,000	4.183	(f)	11/25/27	878,556
	100,000	6.110		01/29/37	101,807
(3M USD LIBOR + 0.990%)
	75,000	2.496	(b)(f)	02/13/31	60,931
(3M USD LIBOR + 1.060%)
	65,000	3.559	(b)(f)	04/23/27	60,906
(3M USD LIBOR + 1.190%)
	525,000	2.884	(b)(f)	10/22/30	441,005
(3M USD LIBOR + 1.310%)
	750,000	4.271	(b)(f)	07/23/29	700,545
(3M USD LIBOR + 1.575%)
	525,000	3.824	(b)(f)	01/20/28	490,114

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
(5 year CMT + 1.200%)
	$475,000	2.482	%(b)(f)	09/21/36	$ 350,175
(SOFR + 0.910%)
	70,000	1.658	(b)(f)	03/11/27	61,858
(SOFR + 0.960%)
	70,000	1.734	(b)(f)	07/22/27	61,357
(SOFR + 1.050%)
	55,000	2.551	(b)(f)	02/04/28	48,845
(SOFR + 1.330%)
	325,000	2.972	(b)(f)	02/04/33	262,054
(SOFR + 1.530%)
	600,000	1.898	(b)(f)	07/23/31	461,310
(SOFR + 1.830%)
	275,000	4.571	(b)(f)	04/27/33	251,969
Bank of Montreal(f) (SOFR + 0.603%)
	70,000	0.949	(b)	01/22/27	61,844
Barclays PLC(b)(f)
(1 year CMT + 3.050%)
	875,000	7.325		11/02/26	907,191
(SOFR + 2.714%)
	825,000	2.852		05/07/26	765,971
BNP Paribas SA
	550,000	3.375		01/09/25	529,963
(5 year USD Swap + 4.149%)
	200,000	6.625	(b)(c)(f)	12/31/99	193,444
(SOFR + 1.004%)
	725,000	1.323	(b)(c)(f)	01/13/27	633,621
(SOFR + 2.074%)
	350,000	2.219	(b)(c)(f)	06/09/26	322,469
BPCE SA
	525,000	4.625		09/12/28	487,415
(SOFR + 1.730%)
	750,000	3.116	(b)(c)(f)	10/19/32	546,772
CaixaBank SA (-1X 5 year EUR Swap + 6.346%)
EUR	400,000	5.875	(b)(f)	12/31/99	392,311
Citigroup, Inc.
	$780,000	3.500		05/15/23	775,944
	125,000	4.300		11/20/26	120,645
	475,000	4.125		07/25/28	442,847
(3M USD LIBOR + 1.023%)
	510,000	4.044	(b)(f)	06/01/24	506,603
(SOFR + 0.765%)
	70,000	1.122	(b)(f)	01/28/27	61,032
(SOFR + 0.770%)
	70,000	1.462	(b)(f)	06/09/27	60,759
(SOFR + 1.280%)
	50,000	3.070	(b)(f)	02/24/28	45,116
(SOFR + 1.422%)
	550,000	2.976	(b)(f)	11/05/30	462,314
Commerzbank AG (-1X 5 year EUR Swap + 6.363%)
EUR	400,000	6.125	(b)(f)	03/31/99	397,304
Credit Agricole SA(b)(c)(f)
(5 year USD Swap + 4.319%)
	$250,000	6.875		12/31/99	239,985

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Agricole SA(b)(c)(f) – (continued)
(SOFR + 1.676%)
$375,000	1.907%		06/16/26	$ 341,914
Credit Suisse AG
300,000	2.950		04/09/25	270,645
Credit Suisse Group AG
307,000	4.550		04/17/26	273,138
875,000	4.282	(f)	01/09/28	728,157
(SOFR + 5.020%)
550,000	9.016	(b)(c)(f)	11/15/33	565,790
Deutsche Bank AG(b)(f)
(SOFR + 1.870%)
450,000	2.129		11/24/26	396,950
(SOFR + 2.159%)
300,000	2.222		09/18/24	289,680
Fifth Third Bancorp(f)
375,000	2.375		01/28/25	355,646
(SOFR + 2.127%)
5,000	4.772	(b)	07/28/30	4,761
(SOFR + 2.192%)
60,000	6.361	(b)	10/27/28	61,774
First Horizon Corp.(f)
700,000	3.550		05/26/23	694,540
700,000	4.000		05/26/25	680,470
First-Citizens Bank & Trust Co. (TSFR3M + 1.715%)
600,000	2.969	(b)(f)	09/27/25	566,340
HSBC Holdings PLC
200,000	4.950		03/31/30	191,032
(3M USD LIBOR + 1.000%)
450,000	5.674	(b)(f)	05/18/24	448,317
(3M USD LIBOR + 1.211%)
600,000	3.803	(b)(f)	03/11/25	584,376
Huntington Bancshares, Inc.
825,000	4.000	(f)	05/15/25	804,309
ING Groep NV (1 year CMT + 1.100%)
950,000	1.400	(b)(c)(f)	07/01/26	853,223
JPMorgan Chase & Co.(f)
425,000	3.625		12/01/27	394,638
(3M USD LIBOR + 0.730%)
195,000	3.559	(b)	04/23/24	193,748
(3M USD LIBOR + 0.890%)
175,000	3.797	(b)	07/23/24	173,324
(3M USD LIBOR + 1.245%)
475,000	3.960	(b)	01/29/27	453,445
(SOFR + 0.885%)
70,000	1.578	(b)	04/22/27	61,611
(SOFR + 1.160%)
550,000	2.301	(b)	10/15/25	517,742
(SOFR + 1.170%)
70,000	2.947	(b)	02/24/28	63,365
(SOFR + 1.580%)
45,000	3.328	(b)	04/22/52	30,998
(SOFR + 1.800%)
901,000	4.586	(b)	04/26/33	834,155
(SOFR + 1.890%)
70,000	2.182	(b)	06/01/28	61,108

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(f) – (continued)
(SOFR + 2.040%)
$25,000	2.522	%(b)	04/22/31	$ 20,453
(SOFR + 2.515%)
200,000	2.956	(b)	05/13/31	164,668
(SOFR + 3.125%)
585,000	4.600	(b)	12/31/99	519,439
KeyCorp. (SOFR + 2.060%)
895,000	4.789	(b)(f)	06/01/33	845,533
Macquarie Group Ltd. (SOFR + 1.069%)
450,000	1.340	(b)(c)(f)	01/12/27	391,014
Mitsubishi UFJ Financial Group, Inc.
30,000	4.286		07/26/38	25,993
Morgan Stanley
50,000	4.000		07/23/25	48,861
174,000	3.950		04/23/27	164,646
(3M USD LIBOR + 0.847%)
350,000	3.737	(b)(f)	04/24/24	347,939
(3M USD LIBOR + 1.628%)
200,000	4.431	(b)(f)	01/23/30	186,714
(SOFR + 0.720%)
70,000	0.985	(b)(f)	12/10/26	61,432
(SOFR + 0.879%)
60,000	1.593	(b)(f)	05/04/27	52,673
(SOFR + 1.000%)
70,000	2.475	(b)(f)	01/21/28	62,184
(SOFR + 1.034%)
750,000	1.794	(b)(f)	02/13/32	562,162
(SOFR + 1.143%)
725,000	2.699	(b)(f)	01/22/31	599,995
(SOFR + 1.152%)
800,000	2.720	(b)(f)	07/22/25	765,312
(SOFR + 1.290%)
141,000	2.943	(b)(f)	01/21/33	114,357
Morgan Stanley, Inc. (SOFR + 1.360%)
750,000	2.484	(b)(f)	09/16/36	547,072
Natwest Group PLC(b)(f)
(3M USD LIBOR + 1.550%)
850,000	4.519		06/25/24	842,341
(3M USD LIBOR + 1.762%)
225,000	4.269		03/22/25	219,749
NatWest Group PLC (5 year CMT + 2.100%)
200,000	3.754	(b)(f)	11/01/29	185,564
State Street Corp.(b)(f)
(SOFR + 0.560%)
15,000	1.684		11/18/27	13,285
(SOFR + 0.730%)
70,000	2.203		02/07/28	62,861
(SOFR + 2.650%)
25,000	3.152		03/30/31	21,987
SVB Financial Group(f)
50,000	2.100		05/15/28	41,636
The Bank of New York Mellon Corp.
45,000	3.850	(f)	04/26/29	41,819
(SOFR + 1.755%)
70,000	4.596	(b)(f)	07/26/30	67,977

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The Bank of New York Mellon Corp. – (continued)
(SOFR + 1.802%)
	$40,000	5.802%		10/25/28	$ 41,306
(SOFR + 2.074%)
	175,000	5.834		10/25/33	182,035
The PNC Financial Services Group, Inc. (SOFR + 2.140%)
	40,000	6.037		10/28/33	41,811
The Toronto-Dominion Bank
	625,000	4.456		06/08/32	594,137
Truist Financial Corp.(b)(f)
(SOFR + 0.609%)
	70,000	1.267		03/02/27	62,142
(SOFR + 0.862%)
	30,000	1.887		06/07/29	25,208
UBS Group AG (1 year CMT + 1.100%)
	280,000	2.746	(b)(c)(f)	02/11/33	216,600
US Bancorp
(5 year CMT + 2.541%)
	650,000	3.700	(b)(f)	12/31/99	534,833
(SOFR + 0.730%)
	70,000	2.215	(b)(f)	01/27/28	62,936
(SOFR + 1.660%)
	5,000	4.548	(b)(f)	07/22/28	4,898
(SOFR + 2.090%)
	420,000	5.850		10/21/33	436,254
Virgin Money UK PLC (5 year UK Government Bond + 8.307%)
GBP	325,000	9.250	(b)(f)	12/31/99	392,292
Wells Fargo & Co.
	$15,000	3.000		04/22/26	14,035
	675,000	3.000		10/23/26	623,923
	600,000	4.300		07/22/27	577,872
	75,000	4.150	(f)	01/24/29	70,466
(3M USD LIBOR + 1.170%)
	65,000	3.196	(b)(f)	06/17/27	60,341
(SOFR + 2.100%)
	70,000	2.393	(b)(f)	06/02/28	61,734
(SOFR + 2.100%)
	1,015,000	4.897	(b)(f)	07/25/33	961,215
(SOFR + 4.502%)
	25,000	5.013	(b)(f)	04/04/51	22,238
Westpac Banking Corp. (5 year CMT + 2.000%)
	300,000	4.110	(b)(f)	07/24/34	256,965

					38,045,705

Beverages(f) – 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	325,000	4.700		02/01/36	306,400
	525,000	4.900		02/01/46	480,427
Anheuser-Busch InBev Finance, Inc.
	35,000	4.900		02/01/46	32,079
Anheuser-Busch InBev Worldwide, Inc.
	365,000	4.750		01/23/29	360,770
	400,000	3.500		06/01/30	363,804
	350,000	4.600		04/15/48	308,091

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages(f) – (continued)
Constellation Brands, Inc.
	$625,000	4.400%		11/15/25	$ 614,531
	500,000	3.600		02/15/28	462,555
	325,000	2.250		08/01/31	257,969
	308,000	4.750		05/09/32	295,193
JDE Peet’s NV
	375,000	1.375		01/15/27	316,755
Keurig Dr Pepper, Inc.
	925,000	2.250		03/15/31	744,875
	375,000	4.500		04/15/52	314,235

					4,857,684

Biotechnology(f) – 0.6%
Amgen, Inc.
	1,050,000	4.200		03/01/33	974,368
Biogen, Inc.
	30,000	3.150		05/01/50	19,822
CSL Finance PLC
	100,000	3.850		04/27/27	95,670
	475,000	4.250		04/27/32	447,189
Gilead Sciences, Inc.
	35,000	3.650		03/01/26	33,785
	45,000	4.000		09/01/36	39,660
Royalty Pharma PLC
	425,000	1.200		09/02/25	380,486
	25,000	3.550		09/02/50	16,122

					2,007,102

Building Materials(f) – 0.1%
Carrier Global Corp.
	5,000	3.577		04/05/50	3,581
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
	175,000	4.900		12/01/32	172,001
Masco Corp.
	325,000	1.500		02/15/28	269,503

					445,085

Chemicals – 1.1%
Ashland Services B.V.
EUR	650,000	2.000	(f)	01/30/28	592,724
Axalta Coating Systems LLC
	$475,000	3.375	(f)	02/15/29	394,179
Celanese US Holdings LLC(f)
	30,000	6.330		07/15/29	29,200
Dow Chemical Co.
	40,000	6.300		03/15/33	42,145
Huntsman International LLC(f)
	350,000	4.500		05/01/29	314,496
	250,000	2.950		06/15/31	194,060
International Flavors & Fragrances, Inc.
	650,000	1.832	(f)	10/15/27	544,895
LYB International Finance B.V.
	25,000	5.250		07/15/43	22,051

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Sasol Financing USA LLC
$310,000	5.875	%(f)	03/27/24	$ 302,250
SPCM SA
590,000	3.375	(f)	03/15/30	480,667
The Sherwin-Williams Co.(f)
500,000	3.450		06/01/27	469,145
475,000	2.950		08/15/29	416,128

				3,801,940

Commercial Services(f) – 0.4%
CoStar Group, Inc.
625,000	2.800		07/15/30	512,037
Global Payments, Inc.
375,000	2.650		02/15/25	353,100
MPH Acquisition Holdings LLC
542,000	5.750		11/01/28	360,213
S&P Global, Inc.
60,000	4.750		08/01/28	59,311

				1,284,661

Computers(f) – 0.6%
Apple, Inc.
15,000	2.650		02/08/51	10,010
75,000	2.700		08/05/51	50,086
Dell International LLC/EMC Corp.
160,000	5.450		06/15/23	160,014
191,000	5.850		07/15/25	193,382
375,000	6.020		06/15/26	382,834
75,000	5.300		10/01/29	73,204
50,000	6.200		07/15/30	50,909
40,000	8.350		07/15/46	45,886
Hewlett Packard Enterprise Co.
909,000	4.900		10/15/25	899,937
20,000	6.350		10/15/45	19,991
HP, Inc.
70,000	1.450		06/17/26	61,379

				1,947,632

Cosmetics & Personal Care – 0.2%
GSK Consumer Healthcare Capital U.S. LLC
875,000	3.375		03/24/27	815,264

Diversified Financial Services – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(f)
400,000	4.875		01/16/24	396,188
295,000	6.500		07/15/25	299,679
675,000	3.000		10/29/28	566,521
275,000	3.400		10/29/33	209,160
Air Lease Corp.
550,000	2.250		01/15/23	549,268
425,000	3.375	(f)	07/01/25	400,809
875,000	3.750	(f)	06/01/26	819,709
(5 year CMT + 3.149%)
750,000	4.125	(b)(f)	12/31/99	508,762
Ally Financial, Inc.(f)
275,000	1.450		10/02/23	266,381

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Ally Financial, Inc.(f) – (continued)
$45,000	2.200%		11/02/28	$ 35,202
American Express Co.
165,000	2.500	(f)	07/30/24	158,778
Aviation Capital Group LLC
375,000	1.950	(f)	01/30/26	326,685
Avolon Holdings Funding Ltd.(f)
425,000	3.950		07/01/24	407,354
675,000	2.875		02/15/25	623,632
175,000	4.250		04/15/26	158,783
Brookfield Finance, Inc.
25,000	3.500	(f)	03/30/51	15,954
Capital One Financial Corp.(f)
320,000	3.300		10/30/24	308,842
(SOFR + 0.855%)
70,000	1.878	(b)	11/02/27	61,212
(SOFR + 2.057%)
20,000	4.927	(b)	05/10/28	19,373
Discover Financial Services(f)
65,000	4.500		01/30/26	62,986
Intercontinental Exchange, Inc.(f)
65,000	3.750		12/01/25	63,290
1,035,000	4.350		06/15/29	1,001,300
Raymond James Financial, Inc.
75,000	4.650	(f)	04/01/30	72,189
Synchrony Financial(f)
30,000	2.875		10/28/31	22,357
Visa, Inc.(f)
15,000	3.150		12/14/25	14,467
60,000	4.150		12/14/35	56,569

				7,425,450

Electrical – 2.0%
Alliant Energy Finance LLC
375,000	3.750	(f)	06/15/23	372,019
Ameren Corp.
125,000	3.500	(f)	01/15/31	110,345
Appalachian Power Co.
30,000	3.700	(f)	05/01/50	22,008
Berkshire Hathaway Energy Co.(f)
225,000	3.250		04/15/28	208,487
400,000	3.700		07/15/30	366,176
Dominion Energy, Inc.
675,000	3.071	(a)	08/15/24	650,423
Duke Energy Corp.(f)
65,000	4.300		03/15/28	62,695
Edison International
15,000	6.950		11/15/29	15,716
Enel Finance International NV
975,000	1.875	(f)	07/12/28	774,774
Entergy Louisiana LLC(f)
30,000	4.750		09/15/52	27,054
Exelon Corp.(f)
325,000	4.050		04/15/30	302,686
30,000	4.450		04/15/46	25,441
50,000	4.700		04/15/50	43,920

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Greenko Power II Ltd.
	$191,000	4.300	%(f)	12/13/28	$ 159,485
Korea Hydro & Nuclear Power Co., Ltd.
	220,000	4.250		07/27/27	210,485
NextEra Energy Capital Holdings, Inc.
	525,000	1.900	(f)	06/15/28	449,284
NRG Energy, Inc.
	675,000	3.750	(f)	06/15/24	650,052
Ohio Edison Co.
	20,000	6.875		07/15/36	21,536
Pacific Gas & Electric Co.(f)
	250,000	2.100		08/01/27	214,060
	125,000	3.300		08/01/40	84,770
	20,000	4.950		07/01/50	15,669
PacifiCorp
	30,000	4.150	(f)	02/15/50	24,778
Public Service Co. of Colorado
	35,000	4.500	(f)	06/01/52	31,352
Southern California Edison Co.(f)
	725,000	3.700		08/01/25	702,199
	450,000	4.200		03/01/29	428,089
	25,000	4.875		03/01/49	22,092
Southern Power Co.
	35,000	4.950	(f)	12/15/46	29,825
Southwestern Electric Power Co.
	35,000	2.750	(f)	10/01/26	32,092
Xcel Energy, Inc.(f)
	900,000	3.350		12/01/26	847,143

					6,904,655

Electronics(f) – 0.0%
Flex Ltd.
	35,000	4.875		06/15/29	32,911

Engineering & Construction(f) – 0.4%
Cellnex Finance Co. SA
EUR	500,000	1.250		01/15/29	428,522
MasTec, Inc.
	$610,000	4.500		08/15/28	546,816
Mexico City Airport Trust
	200,000	4.250		10/31/26	189,913
	250,000	3.875		04/30/28	227,625

					1,392,876

Entertainment(f) – 0.4%
Warnermedia Holdings, Inc.
	450,000	4.054		03/15/29	390,020
	125,000	4.279		03/15/32	103,065
	514,000	5.050		03/15/42	395,266
	475,000	5.141		03/15/52	348,783

					1,237,134

Environmental(f) – 0.3%
Waste Connections, Inc.
	178,000	4.200		01/15/33	165,362

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(f) – (continued)
Waste Management, Inc.
$275,000	3.150%		11/15/27	$ 256,644
250,000	1.150		03/15/28	208,517
600,000	4.150		04/15/32	570,462

				1,200,985

Food & Drug Retailing – 0.7%
B&G Foods, Inc.
435,000	5.250	(f)	09/15/27	333,784
General Mills, Inc.(f)
300,000	4.200		04/17/28	289,956
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
20,000	4.375	(c)(f)	02/02/52	14,177
Kraft Heinz Foods Co.
1,518,000	3.750	(f)	04/01/30	1,383,490
30,000	6.875		01/26/39	32,594
Post Holdings, Inc.
498,000	5.625	(f)	01/15/28	470,685
Sysco Corp.(f)
50,000	6.600		04/01/40	53,280
25,000	4.500		04/01/46	20,909

				2,598,875

Gas(f) – 0.1%
NiSource, Inc.
100,000	3.600		05/01/30	89,156
The East Ohio Gas Co.
150,000	1.300		06/15/25	135,936

				225,092

Healthcare Providers & Services – 1.9%
Baxter International, Inc.
525,000	1.915	(f)	02/01/27	466,242
CommonSpirit Health
635,000	3.910	(f)	10/01/50	469,955
610,000	6.461		11/01/52	650,989
DH Europe Finance II S.a.r.l.(f)
700,000	2.200		11/15/24	666,491
275,000	2.600		11/15/29	240,592
Elevance Health, Inc.
25,000	6.100		10/15/52	26,924
GE Healthcare Holding LLC
250,000	6.377		11/22/52	268,052
HCA, Inc.(f)
60,000	5.875		02/15/26	60,383
15,000	5.250		06/15/26	14,825
20,000	4.625		03/15/52	15,663
STERIS Irish FinCo UnLtd Co.
218,000	2.700	(f)	03/15/31	177,114
Thermo Fisher Scientific, Inc.
100,000	1.750	(f)	10/15/28	84,802
UnitedHealth Group, Inc.
1,800,000	5.300		02/15/30	1,858,986
1,525,000	5.350		02/15/33	1,579,519
10,000	6.875		02/15/38	11,729

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
UnitedHealth Group, Inc. – (continued)
$25,000	4.250	%(f)	06/15/48	$ 21,801

				6,614,067

Home Builders(f) – 0.0%
PulteGroup, Inc.
60,000	5.500		03/01/26	60,252

Household Products(f) – 0.0%
Kimberly-Clark Corp.
10,000	2.875		02/07/50	6,901

Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc.
536,000	4.250	(f)	02/15/29	444,960
American International Group, Inc.
250,000	3.400	(f)	06/30/30	220,578
Aon Global Ltd.(f)
65,000	3.875		12/15/25	63,367
Arch Capital Group US, Inc.
250,000	5.144		11/01/43	223,245
Athene Holding Ltd.(f)
20,000	3.450		05/15/52	12,348
Berkshire Hathaway Finance Corp.(f)
40,000	3.850		03/15/52	32,284
Berkshire Hathaway, Inc.(f)
50,000	3.125		03/15/26	47,974
Corebridge Financial, Inc.
485,000	3.900	(f)	04/05/32	424,811
Fidelity National Financial, Inc.(f)
35,000	3.400		06/15/30	29,549
Great-West Lifeco Finance 2018 LP
115,000	4.047	(f)	05/17/28	107,804
Marsh & McLennan Cos., Inc.
575,000	4.375	(f)	03/15/29	555,783
Reinsurance Group of America, Inc.
50,000	3.900	(f)	05/15/29	45,791
The Allstate Corp.(f)
70,000	0.750		12/15/25	62,180

				2,270,674

Internet – 0.7%
Amazon.com, Inc.
420,000	3.875	(f)	08/22/37	372,527
eBay, Inc.
25,000	5.950		11/22/27	25,721
20,000	6.300		11/22/32	20,797
Expedia Group, Inc.(f)
450,000	4.625		08/01/27	431,942
81,000	2.950		03/15/31	65,216
Meta Platforms, Inc.
950,000	3.500		08/15/27	885,400
769,000	3.850		08/15/32	676,672
Prosus NV
200,000	3.832	(f)	02/08/51	122,288

				2,600,563

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies(f) – 0.0%
Prospect Capital Corp.
$25,000	3.437%		10/15/28	$ 19,336

Iron/Steel – 0.3%
ArcelorMittal SA
440,000	4.250		07/16/29	393,052
Steel Dynamics, Inc.(f)
150,000	2.400		06/15/25	140,520
275,000	1.650		10/15/27	230,423
Vale Overseas Ltd.
134,000	6.250		08/10/26	138,296

				902,291

Leisure Time(f) – 0.0%
Brunswick Corp.
15,000	5.100		04/01/52	10,846

Lodging(f) – 0.3%
Hyatt Hotels Corp.
475,000	1.800		10/01/24	445,066
39,000	4.375		09/15/28	35,849
Marriott International, Inc.
475,000	5.000		10/15/27	469,176

				950,091

Machinery - Construction & Mining – 0.0%
Caterpillar Financial Services Corp.
35,000	0.800		11/13/25	31,451

Machinery-Diversified(f) – 0.0%
Otis Worldwide Corp.
175,000	2.293		04/05/27	157,134
25,000	2.565		02/15/30	21,018

				178,152

Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(f)
425,000	4.908		07/23/25	416,797
55,000	5.375		04/01/38	46,215
Comcast Corp.
256,000	3.300	(f)	02/01/27	241,644
55,000	7.050		03/15/33	63,308
6,000	6.500		11/15/35	6,672
75,000	3.750	(f)	04/01/40	61,925
Fox Corp.(f)
300,000	4.030		01/25/24	296,412
20,000	5.576		01/25/49	17,928
NBCUniversal Media LLC
458,000	4.450		01/15/43	401,739
Paramount Global(f)
25,000	5.850		09/01/43	20,752
Time Warner Cable LLC
20,000	7.300		07/01/38	19,989

				1,593,381

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(f) – 0.3%
Freeport-McMoRan, Inc.
$20,000	5.450%		03/15/43	$ 18,025

Glencore Funding LLC
450,000	1.625		04/27/26	398,277
250,000	2.625		09/23/31	199,297
Newcrest Finance Pty Ltd.
150,000	3.250		05/13/30	125,462
Teck Resources Ltd.
250,000	3.900		07/15/30	224,360

				965,421

Miscellaneous Manufacturing – 0.4%
3M Co.(f)
70,000	2.375		08/26/29	59,415
Eaton Corp.
825,000	4.150	(f)	03/15/33	768,628
GE Capital International Funding Co.
450,000	4.418		11/15/35	414,535
General Electric Co.
25,000	6.750		03/15/32	27,705

				1,270,283

Multi-National(f) – 0.1%
The African Export-Import Bank
270,000	2.634		05/17/26	239,360
240,000	3.798		05/17/31	198,012

				437,372

Oil Field Services – 0.8%
Aker BP ASA
600,000	2.000	(f)	07/15/26	531,018
BP Capital Markets America, Inc.
225,000	4.234	(f)	11/06/28	217,865
Continental Resources, Inc.(f)
15,000	4.900		06/01/44	11,060
Devon Energy Corp.(f)
221,000	5.875		06/15/28	223,285
165,000	5.600		07/15/41	154,156
Diamondback Energy, Inc.(f)
30,000	6.250		03/15/33	30,468
EQT Corp.(f)
145,000	3.900		10/01/27	133,841
35,000	7.000		02/01/30	36,256
610,000	3.625		05/15/31	517,158
Exxon Mobil Corp.(f)
65,000	3.043		03/01/26	62,057
Halliburton Co.
25,000	6.700		09/15/38	26,529
Petroleos de Venezuela SA(g)
4,280,000	6.000	(h)	10/28/22	102,720
1,110,000	5.375		04/12/27	50,505
Phillips 66(f)
100,000	3.850		04/09/25	97,456
200,000	1.300		02/15/26	178,812

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Qatar Energy
$210,000	3.300	%(f)	07/12/51	$ 153,733
Shell International Finance B.V.
40,000	6.375		12/15/38	44,145
TotalEnergies Capital International SA(f)
70,000	2.829		01/10/30	61,871
15,000	3.127		05/29/50	10,666
Valero Energy Corp.
15,000	7.500		04/15/32	16,878

				2,660,479

Packaging(f) – 0.1%
Berry Global, Inc.
375,000	1.570		01/15/26	334,841

Pharmaceuticals – 1.5%
AbbVie, Inc.(f)
225,000	4.450		05/14/46	195,246
25,000	4.875		11/14/48	23,021
AmerisourceBergen Corp.(f)
250,000	3.450		12/15/27	233,553
Bayer US Finance II LLC
950,000	3.875	(f)	12/15/23	935,284
Bristol-Myers Squibb Co.
275,000	2.950	(f)	03/15/32	239,907
Cigna Corp.(f)
1,309,000	2.400		03/15/30	1,096,877
325,000	4.900		12/15/48	295,028
40,000	3.400		03/15/50	28,382
CVS Health Corp.(f)
65,000	3.000		08/15/26	60,704
275,000	1.875		02/28/31	215,372
1,175,000	2.125		09/15/31	931,187
150,000	5.125		07/20/45	136,677
Pfizer, Inc.
30,000	2.750		06/03/26	28,286
PRA Health Sciences, Inc.
200,000	2.875	(f)	07/15/26	181,094
Takeda Pharmaceutical Co. Ltd.
680,000	2.050	(f)	03/31/30	554,955
Viatris, Inc.(f)
25,000	4.000		06/22/50	15,486
Wyeth LLC
55,000	6.500		02/01/34	62,340

				5,233,399

Pipelines – 1.3%
DCP Midstream Operating LP
455,000	3.250	(f)	02/15/32	374,679
Energy Transfer LP(f)
875,000	4.200		09/15/23	867,554
200,000	4.250		04/01/24	196,382
725,000	5.500		06/01/27	720,563
550,000	5.250		04/15/29	533,225
75,000	5.400		10/01/47	63,835

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Energy Transfer LP(f) – (continued)
$5,000	6.000%		06/15/48	$ 4,510
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625		03/31/36	160,287
Kinder Morgan, Inc.
500	7.750		01/15/32	562
27,000	5.450	(f)	08/01/52	24,385
MPLX LP(f)
225,000	4.800		02/15/29	215,208
200,000	4.500		04/15/38	168,096
Plains All American Pipeline LP/PAA Finance Corp.
425,000	3.850	(f)	10/15/23	419,029
Sabine Pass Liquefaction LLC
30,000	5.900		09/15/37	29,941
Targa Resources Corp.
235,000	4.200	(f)	02/01/33	202,321
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(f)
45,000	4.875		02/01/31	40,660
The Williams Cos., Inc.(f)
450,000	3.900		01/15/25	438,507
25,000	5.300		08/15/52	22,521
TransCanada PipeLines Ltd.
60,000	4.875	(f)	01/15/26	59,697

				4,541,962

Real Estate Investment Trust – 2.0%
Alexandria Real Estate Equities, Inc.
350,000	3.375	(f)	08/15/31	305,610
American Homes 4 Rent LP
180,000	2.375	(f)	07/15/31	138,436
American Tower Corp.
925,000	3.375	(f)	05/15/24	900,312
Crown Castle International Corp.(f)
65,000	4.450		02/15/26	63,485
CubeSmart LP(f)
50,000	2.250		12/15/28	41,251
265,000	2.500		02/15/32	202,929
Host Hotels & Resorts LP
400,000	2.900	(f)	12/15/31	306,224
Invitation Homes Operating Partnership LP
300,000	2.300	(f)	11/15/28	247,920
Kilroy Realty LP
500,000	4.750	(f)	12/15/28	454,525
National Retail Properties, Inc.(f)
235,000	3.900		06/15/24	229,611
400,000	4.000		11/15/25	385,376
Prologis LP
600,000	1.750		07/01/30	474,438
525,000	4.625	(f)	01/15/33	508,557
Public Storage(f)
70,000	0.875		02/15/26	61,875
5,000	1.850		05/01/28	4,295
Realty Income Corp.
400,000	2.850	(f)	12/15/32	324,908

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Regency Centers LP
$700,000	2.950	%(f)	09/15/29	$ 586,915
Simon Property Group LP(f)
65,000	3.300		01/15/26	61,792
Trust Fibra Uno
300,000	5.250	(f)	12/15/24	294,806
UDR, Inc.
150,000	2.100	(f)	08/01/32	111,402
VICI Properties LP(f)
15,000	5.625		05/15/52	13,267
VICI Properties LP/VICI Note Co., Inc.
765,000	3.750	(f)	02/15/27	695,530
Welltower, Inc.
60,000	4.250	(f)	04/15/28	56,312
WP Carey, Inc.(f)
155,000	4.600		04/01/24	153,538
105,000	4.000		02/01/25	102,396
425,000	3.850		07/15/29	382,113

				7,107,823

Retailing – 1.6%
Arko Corp.
470,000	5.125	(f)	11/15/29	368,668
AutoNation, Inc.(f)
317,000	4.500		10/01/25	307,737
450,000	4.750		06/01/30	402,687
CK Hutchison International 20 Ltd.
200,000	2.500	(f)	05/08/30	168,132
Dollar Tree, Inc.
975,000	4.000	(f)	05/15/25	952,195
Lowe’s Cos., Inc.(f)
125,000	3.100		05/03/27	116,480
425,000	1.700		09/15/28	356,987
650,000	1.700		10/15/30	507,735
400,000	3.750		04/01/32	356,496
550,000	5.000		04/15/33	538,164
McDonald’s Corp.(f)
286,000	4.600		09/09/32	280,011
30,000	6.300		03/01/38	32,674
75,000	4.450		09/01/48	65,749
Starbucks Corp.(f)
375,000	4.000		11/15/28	357,311
400,000	3.000		02/14/32	341,988
The Home Depot, Inc.
350,000	4.500	(f)	09/15/32	342,972
40,000	5.875		12/16/36	42,800
15,000	5.950	(f)	04/01/41	16,259
Walmart, Inc.
70,000	1.050	(f)	09/17/26	61,923
25,000	5.250		09/01/35	26,299

				5,643,267

Semiconductors – 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.(f)
65,000	3.500		01/15/28	59,247

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
Broadcom, Inc.(f)
$510,000	4.150%		04/15/32	$ 448,295
475,000	3.419		04/15/33	381,273
651,000	3.137		11/15/35	477,613
650,000	3.500		02/15/41	465,342
Intel Corp.
50,000	3.900	(f)	03/25/30	46,912
Microchip Technology, Inc.
625,000	2.670		09/01/23	612,637
Micron Technology, Inc.(f)
40,000	6.750		11/01/29	40,700
350,000	2.703		04/15/32	262,570
NXP B.V./NXP Funding LLC/NXP USA, Inc.
275,000	3.400	(f)	05/01/30	237,314
Qorvo, Inc.(f)
40,000	4.375		10/15/29	35,348
Qualcomm, Inc.
5,000	5.400		05/20/33	5,210
QUALCOMM, Inc.
35,000	4.650	(f)	05/20/35	33,950

				3,106,411

Software – 1.0%
Oracle Corp.
539,000	2.950	(f)	04/01/30	460,090
550,000	2.875	(f)	03/25/31	456,296
40,000	6.500		04/15/38	41,553
875,000	6.900		11/09/52	946,872
ServiceNow, Inc.
550,000	1.400	(f)	09/01/30	419,084
Take-Two Interactive Software, Inc.
360,000	3.700	(f)	04/14/27	338,875
VMware, Inc.
175,000	1.800	(f)	08/15/28	142,874
Workday, Inc.(f)
225,000	3.500		04/01/27	210,447
250,000	3.700		04/01/29	229,325
150,000	3.800		04/01/32	132,377

				3,377,793

Telecommunication Services – 2.1%
AT&T, Inc.(f)
70,000	1.700		03/25/26	63,180
336,000	2.300		06/01/27	299,420
100,000	1.650		02/01/28	84,604
500,000	2.750		06/01/31	415,175
694,000	2.550		12/01/33	533,686
175,000	4.900		08/15/37	161,156
450,000	3.500		06/01/41	335,844
70,000	4.750		05/15/46	59,734
100,000	5.150		11/15/46	90,177
35,000	4.500		03/09/48	28,485
300,000	3.650		06/01/51	212,178
100,000	3.500		09/15/53	68,037

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
British Telecommunications PLC
$25,000	9.625%		12/15/30	$ 29,842
Cisco Systems, Inc.
35,000	5.900		02/15/39	37,781
Deutsche Telekom International Finance B.V.
35,000	8.750		06/15/30	41,296
Rogers Communications, Inc.(f)
30,000	4.350		05/01/49	22,775
T-Mobile USA, Inc.(f)
625,000	3.500		04/15/25	601,675
375,000	1.500		02/15/26	336,015
275,000	2.050		02/15/28	236,580
520,000	2.875		02/15/31	429,312
350,000	5.200		01/15/33	346,545
450,000	3.000		02/15/41	317,673
Verizon Communications, Inc.
630,000	4.329		09/21/28	606,425
575,000	3.150	(f)	03/22/30	506,581
800,000	2.550	(f)	03/21/31	658,400
1,004,000	2.355	(f)	03/15/32	796,212
80,000	2.875	(f)	11/20/50	50,456

				7,369,244

Transportation – 0.6%
Canadian National Railway Co.
40,000	2.450	(f)	05/01/50	25,120
Canadian Pacific Railway Co.
200,000	2.050	(f)	03/05/30	163,898
525,000	2.450	(f)	12/02/31	436,979
30,000	5.950		05/15/37	31,057
CSX Corp.(f)
625,000	3.800		03/01/28	596,006
600,000	4.100		11/15/32	562,038
Union Pacific Corp.
525,000	2.800	(f)	02/14/32	451,201

				2,266,299

TOTAL CORPORATE OBLIGATIONS (Cost $152,907,229)				$138,164,205

Asset-Backed Securities – 5.6%
Collateralized Loan Obligations – 3.8%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
$1,300,000	5.379	%(b)(c)	01/15/33	$ 1,275,944
Ares LXIV CLO Ltd. Series 22-64A, Class A1 (TSFR3M + 1.440%)
1,925,000	5.304	(b)(c)	04/15/35	1,877,992
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A (3M USD LIBOR + 1.090%)
2,009,000	5.333	(b)(c)	04/20/31	1,984,082

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
$500,000	8.359	%(b)(c)	01/15/32	$ 440,479
CBAM Ltd. Series 2017-2A, Class AR (3M USD LIBOR + 1.190%)
2,000,000	5.269	(b)(c)	07/17/34	1,929,904
Dryden 68 CLO, Ltd. Series 19-68A, Class AR (3M USD LIBOR + 1.170%)
2,200,000	5.249	(b)(c)	07/15/35	2,138,422
Logan CLO I Ltd. Series 2021-1A, Class A (3M USD LIBOR + 1.160%)
1,900,000	5.403	(b)(c)	07/20/34	1,854,083
MidOcean Credit CLO Series 2018-8X, Class A2 (3M USD LIBOR + 1.300%)
500,000	5.975		02/20/31	486,160
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
1,200,000	5.371	(b)(c)	04/14/33	1,171,772

				13,158,838

Home Equity(b) – 0.4%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1M USD LIBOR + 0.675%)
281,929	5.064		10/25/35	268,151
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
426	4.598		01/25/32	421
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	4.989		11/25/32	218
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
538,860	4.619		04/25/37	506,499
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.440%)
2,478,703	4.829		04/25/37	647,763
Soundview Home Loan Trust Series 2007-NS1, Class A3 (1M USD LIBOR + 0.200%)
99,599	4.589		01/25/37	99,049

				1,522,101

Student Loan(b) – 1.4%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
347,880	4.934		09/26/33	326,458
Navient Student Loan Trust Series 2017-2A, Class A (1M USD LIBOR + 1.050%)
2,830,687	5.439	(c)	12/27/66	2,766,773
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
808,053	5.539	(c)	09/25/65	794,585
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
18,846	4.478		01/25/27	18,818

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
	$255,421	4.498%		10/25/28	$ 252,571
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
	188,179	6.008		07/25/22	187,315
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
	528,969	6.058		07/25/23	519,941

					4,866,461

TOTAL ASSET-BACKED SECURITIES (Cost $20,202,317)					$ 19,547,400

Sovereign Debt Obligations – 3.1%
Euro – 0.0%
Republic of Romania
EUR	70,000	2.000%		01/28/32	$ 49,844
	80,000	3.375		01/28/50	49,096

					98,940

Sovereign – 2.8%
Federal Farm Credit Banks Funding Corp.
	$1,650,000	2.850		03/28/34	1,372,684
	3,280,000	2.900		04/12/32	2,851,862
	1,700,000	3.500		09/01/32	1,549,142
	3,120,000	1.700		04/23/35	2,136,233
Republic of Ecuador
	41,572	0.000	(i)	07/31/30	16,091
Republic of Indonesia
	200,000	3.850		10/15/30	187,538
Republic of Ivory Coast
EUR	120,000	4.875		01/30/32	101,101
	$200,000	6.125		06/15/33	178,000
EUR	130,000	6.625		03/22/48	97,828
Republic of Nigeria
	$290,000	7.143		02/23/30	221,487
	680,000	7.875		02/16/32	510,000
Republic of Romania
EUR	10,000	2.875		03/11/29	8,833
	190,000	3.624		05/26/30	165,734
	70,000	3.375		01/28/50	42,959
Republic of Romania
	$230,000	4.000		02/14/51	151,053
Republic of Romania
	130,000	3.000		02/14/31	101,871

					9,692,416

United States Dollar – 0.3%
Israel Government AID Bond(j)
	40,000	5.500		09/18/33	42,684
Republic of Panama
	200,000	4.500	(f)	01/19/63	141,100

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Peru(f)
$20,000	2.780%		12/01/60	$ 11,697
100,000	3.230	(k)	07/28/21	58,300
Republic of Romania
20,000	3.000		02/27/27	17,660
United Mexican States(f)
221,000	3.500		02/12/34	177,352
624,000	3.771		05/24/61	395,187

				843,980

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $13,405,271)				$ 10,635,336

Municipal Debt Obligations – 1.1%
California(f) – 0.3%
California State GO Bonds Build America Taxable Series 2009
$210,000	7.550%		04/01/39	$ 262,843
East Bay Municipal Utility Disrtict Water System RB Build America Sub Series 2010
900,000	5.874		06/01/40	982,573

				1,245,416

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
677,857	7.350	(f)	07/01/35	713,122
Illinois State GO Bonds Build America Series 2010
115,000	6.630	(f)	02/01/35	116,576
Illinois State GO Bonds Taxable-Pension Series 2003
530,000	5.100		06/01/33	508,662

				1,338,360

New York(f) – 0.3%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
800,000	5.175		11/15/49	690,401
Port Authority of New York & New Jersey Consolidated Bonds -192 Series 2015
375,000	4.810		10/15/65	347,499

				1,037,900

Ohio(f) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
245,000	6.270		02/15/50	259,006

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,103,009)				$ 3,880,682

U.S. Treasury Obligations – 11.4%
United States Treasury Bonds(l)
$15,080,000	4.375%		05/15/41	$ 15,643,144
1,100,000	3.625		02/15/44	1,011,141

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Bonds(l) – (continued)
$1,870,000	4.000%		11/15/52	$ 1,880,226
United States Treasury Notes
21,050,000	4.250		10/15/25	21,036,844

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,974,597)				$ 39,571,355

Short-term Investments – 1.4%
Certificates of Deposit(b) – 0.9%
Macquarie Bank Ltd. (SOFR + 0.45%)
$1,700,000	4.750	%(c)	04/06/23	$ 1,700,814
Mizuho Bank Ltd. (SOFR + 0.36%)
1,513,000	4.660		02/01/23	1,513,286

				3,214,100

Commercial Paper(i) – 0.5%
The Disney (Walt) Co.
1,364,000	0.000		02/02/23	1,358,329
440,000	0.000		02/17/23	437,290

				1,795,619

TOTAL SHORT-TERM INVESTMENTS (Cost $5,009,946)				$ 5,009,719

TOTAL INVESTMENTS – 117.0% (Cost $435,685,815)				$407,813,368

OTHER ASSETS IN EXCESS OF LIABILITIES – (17.0)%				(59,250,779)

NET ASSETS – 100.0%				$348,562,589

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2022.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $54,752,674 which represents approximately 15.8% of net assets as of December 31, 2022.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Security is currently in default and/or non-income producing.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $42,684, which represents approximately 0% of the Fund’s net assets as of December 31, 2022

(k)	Actual maturity date is April 03, 2120.

(l)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	2,487,600	NZD	2,646,034	01/25/23	$14,916
	AUD	387,396	NZD	414,799	03/15/23	998
	AUD	1,403,840	USD	943,739	01/17/23	12,770
	AUD	2,339,407	USD	1,564,490	03/14/23	33,101
	AUD	2,181,839	USD	1,480,646	03/15/23	9,403
	CAD	1,011,052	USD	739,999	03/08/23	7,105
	CAD	699,201	USD	513,599	03/15/23	3,106
	CHF	592,477	EUR	600,000	03/15/23	437
	CHF	672,353	USD	728,664	03/15/23	4,479
	CLP	585,236,675	USD	672,327	01/03/23	17,402
	CLP	406,539,418	USD	439,542	01/10/23	39,261
	CNH	1,836,202	USD	265,632	03/15/23	1,246
	COP	2,231,210,903	USD	439,273	01/23/23	18,877
	CZK	15,097,410	EUR	619,932	01/25/23	2,168
	CZK	348,602	USD	15,084	03/15/23	279
	EUR	873,027	CHF	859,170	01/25/23	4,324
	EUR	248,000	CHF	244,548	03/15/23	193
	EUR	299,200	GBP	259,222	03/15/23	7,970
	EUR	306,310	NZD	510,873	03/15/23	4,980
	EUR	988,064	SEK	10,895,943	01/25/23	13,799
	EUR	469,070	SEK	5,176,241	03/15/23	6,525
	EUR	10,730,249	USD	10,636,884	01/06/23	854,198
	EUR	3,495,970	USD	3,727,156	01/17/23	19,704
	EUR	1,979,840	USD	2,115,515	03/15/23	14,818
	GBP	274,852	USD	329,588	01/03/23	2,720
	GBP	267,653	USD	322,683	02/23/23	1,338
	GBP	169,569	USD	204,465	03/15/23	920
	JPY	39,575,156	USD	300,716	03/15/23	3,920
	JPY	164,632,535	USD	1,256,775	03/16/23	10,691
	MXN	63,628	USD	3,164	03/15/23	56
	NOK	10,784,881	USD	1,085,099	03/15/23	19,377
	NOK	19,499,360	USD	1,990,479	03/30/23	7,881
	NZD	572,902	USD	359,756	01/25/23	4,121
	NZD	709,554	USD	446,245	03/15/23	4,613
	SGD	940,967	USD	697,621	01/25/23	5,254
	SGD	769,685	USD	570,791	03/15/23	4,564
	TWD	21,207,691	USD	689,098	01/03/23	1,389
	USD	599,975	BRL	3,140,004	01/04/23	5,774
	USD	390,019	BRL	2,027,511	02/02/23	8,496
	USD	1,131,714	CHF	1,034,097	03/28/23	2,561
	USD	1,153,631	EUR	1,070,992	01/17/23	5,779
	USD	322,141	EUR	299,201	03/15/23	197
	USD	462,170	GBP	376,898	01/03/23	6,483
	USD	2,954,093	GBP	2,401,595	03/15/23	45,241
	USD	840,244	ILS	2,868,556	03/15/23	20,726

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	692,027	NZD	1,083,041	03/15/23	$3,851
	USD	5,997,081	SEK	61,265,998	03/06/23	103,498
	USD	1,523,851	SEK	15,678,730	03/15/23	14,814
	USD	326,128	TWD	9,984,414	01/03/23	1,052
	ZAR	4,862,776	USD	282,660	03/15/23	1,700

TOTAL						$1,379,075

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	286,800	NZD	307,840	01/25/23	$(42)
	BRL	4,667,691	USD	898,827	01/04/23	(15,531)
	BRL	824,182	USD	158,480	02/02/23	(3,391)
	CHF	1,496,577	EUR	1,521,526	01/25/23	(8,403)
	CHF	290,232	USD	316,754	03/15/23	(281)
	COP	637,118,691	USD	131,473	01/23/23	(649)
	EUR	600,000	CHF	593,682	01/25/23	(505)
	EUR	621,497	CZK	15,097,410	01/25/23	(487)
	EUR	296,432	NZD	502,331	03/15/23	(222)
	GBP	38,268	USD	46,731	01/03/23	(463)
	GBP	482,272	USD	594,803	02/23/23	(10,964)
	GBP	432,569	USD	533,832	03/15/23	(9,898)
	ILS	434,435	USD	126,436	03/15/23	(2,323)
	INR	100,938	USD	1,221	02/16/23	(4)
	NOK	19,511,645	USD	2,003,589	01/04/23	(11,609)
	NZD	2,135,637	AUD	2,006,606	01/25/23	(11,251)
	NZD	747,873	AUD	700,800	03/15/23	(3,391)
	NZD	504,192	EUR	300,873	03/15/23	(3,374)
	NZD	1,034,083	USD	661,204	03/15/23	(4,136)
	SEK	10,895,943	EUR	992,274	01/25/23	(18,312)
	SEK	3,261,089	EUR	299,925	03/15/23	(8,852)
	SEK	61,383,562	USD	6,008,456	03/06/23	(103,563)
	TWD	21,207,692	USD	694,469	01/03/23	(3,981)
	TWD	11,223,277	USD	370,466	03/27/23	(1,810)
	USD	685,729	AUD	1,016,307	01/17/23	(6,734)
	USD	2,025,846	AUD	3,029,330	03/14/23	(42,897)
	USD	283,514	BRL	1,527,687	01/04/23	(5,579)
	USD	1,305,143	CAD	1,783,202	03/08/23	(12,533)
	USD	1,048,168	CHF	1,035,723	01/04/23	(72,440)
	USD	165,431	CHF	152,955	03/15/23	(1,353)
	USD	661,922	CLP	585,236,675	01/03/23	(27,806)
	USD	739,682	CLP	698,191,095	01/10/23	(82,613)
	USD	510,449	CNH	3,548,183	03/15/23	(5,251)
	USD	580,424	COP	2,897,486,198	01/23/23	(14,537)
	USD	14,269,418	EUR	14,363,617	01/06/23	(1,112,658)
	USD	2,346,532	EUR	2,198,467	01/17/23	(9,708)
	USD	738,585	EUR	692,285	03/15/23	(6,323)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	230,977	GBP	192,620	01/03/23	$(1,910)
	USD	309,119	GBP	256,438	02/23/23	(1,324)
	USD	1,354,576	JPY	176,967,252	03/16/23	(7,852)
	USD	1,305,753	NOK	13,941,536	01/04/23	(117,565)
	USD	187,857	NOK	1,839,908	03/15/23	(567)
	USD	1,423,444	NOK	13,941,536	03/30/23	(5,332)
	USD	784,118	NZD	1,380,074	01/11/23	(92,231)
	USD	1,095,110	NZD	1,738,293	03/15/23	(9,421)
	USD	31,953	PLN	143,488	03/15/23	(587)
	USD	698,839	SGD	940,968	01/25/23	(4,036)
	USD	1,054,296	TWD	32,430,969	01/03/23	(1,602)
	USD	301,504	ZAR	5,273,913	03/15/23	(6,898)

TOTAL						$(1,873,199)

FORWARD SALES CONTRACTS — At December 31, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	2.000%	TBA-30yr	01/23/23	$(5,000,000)	$(4,081,094)
GNMA	4.500	TBA-30yr		(2,000,000)	(1,940,643)

(PROCEEDS RECEIVABLE: $(6,187,695))					$(6,021,737)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	134	03/22/23	$15,047,781	$(70,297)
5 Year U.S. Treasury Notes	27	03/31/23	2,914,102	(1,555)
Ultra Long U.S. Treasury Bonds	169	03/22/23	22,483,563	(620,299)

Total				$(692,151)

Short position contracts:
10 Year German Euro-Bund	(3)	03/08/23	(426,885)	30,536
10 Year U.S. Treasury Notes	(125)	03/22/23	(14,785,156)	231,668
2 Year U.S. Treasury Notes	(71)	03/31/23	(14,560,547)	31,575
Euro Buxl 30 Year Bonds	(1)	03/08/23	(144,768)	27,381

Total				$321,160

TOTAL FUTURES CONTRACTS				$(370,991)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	12.400%(a)	01/02/23	BRL	3,560		$4,063	$15	$4,048
5.800%(a)	1M BID Average(a)	01/02/23		9,300		97,166	(457)	97,623
1M BID Average(a)	13.950(a)	01/02/24		10,120		8,513	(485)	8,998
12.300(a)	1M BID Average(a)	01/02/24		140		114	(45)	159
11.814(a)	1M BID Average(a)	01/02/24		2		4	1	3
12M SOFR(b)	4.430(b)	12/31/24		$12,290	(c)	(3,504)	15,812	(19,316)
1M BID Average(a)	11.488(a)	01/02/25	BRL	4,230		(16,028)	(457)	(15,571)
13.300(a)	1M BID Average(a)	01/02/25		3,370		(5,920)	(26)	(5,894)
9.250(a)	Mexico Interbank TIIE 28 Days(a)	03/12/25	MXN	4,725	(c)	1,399	(458)	1,857
3M STIBOR(d)	3.000(b)	03/15/25	SEK	209,680	(c)	(223,271)	(114,578)	(108,693)
8.250(d)	3M JIBAR(d)	03/15/25	ZAR	21,675	(c)	(9,008)	(6,986)	(2,022)
3.750(b)	3M NIBOR(e)	03/15/25	NOK	154,520	(c)	(86,582)	(102,724)	16,142
6M CDOR(e)	4.000(e)	03/15/25	CAD	13,480	(c)	(76,539)	9,593	(86,132)
3M NZDOR(d)	5.000(e)	03/15/25	NZD	17,120	(c)	(85,884)	(47,168)	(38,716)
4.000(d)	6M AUDOR(d)	03/15/25	AUD	17,720	(c)	21,979	(42,411)	64,390
4.000(e)	6M AUDOR(e)	03/15/25		15,320	(c)	55,699	(1,454)	57,153
4.500(d)	3M KWCDC(d)	03/17/25	KRW	526,030	(c)	(6,034)	(4,899)	(1,135)
12M SOFR(b)	3.388(b)	11/15/26		$26,620	(c)	69,403	160,548	(91,145)
11.230(a)	1M BID Average(a)	01/04/27	BRL	370		2,313	2,681	(368)
8.495(f)	1M BID Average(f)	01/04/27		2,790		59,184	(16,061)	75,245
2.350(b)	6M EURO(e)	09/09/27	EUR	2,560	(c)	57,322	797	56,525
12M SOFR(b)	3.350(b)	10/06/27		$27,880	(c)	69,842	(99,966)	169,808
6M GBP(b)	4.605(b)	10/18/27	GBP	4,640	(c)	105,463	163,921	(58,458)
3M CNRR(d)	2.500(d)	03/15/28	CNY	7,970	(c)	(17,469)	(22,253)	4,784
6M EURO(b)	2.750(b)	03/15/28	EUR	680	(c)	(7,908)	12,634	(20,542)
6M GBP(b)	3.500(b)	03/15/28	GBP	5,150	(c)	(160,268)	(53,778)	(106,490)
3.500(b)	3M NIBOR(e)	03/15/28	NOK	49,030	(c)	(58,422)	(56,741)	(1,681)
3M KWCDC(d)	4.500(d)	03/15/28	KRW	1,867,280	(c)	63,725	72,212	(8,487)
3M NZDOR(d)	4.500(e)	03/15/28	NZD	4,820	(c)	(49,154)	(23,364)	(25,790)
1.500(b)	6M CHFOR(b)	03/15/28	CHF	3,250	(c)	68,634	(19,257)	87,891
3.000(b)	6M EURO(e)	03/15/28	EUR	3,810	(c)	51,487	(65,904)	117,391
0.250(b)	6M JYOR(b)	03/15/28	JPY	2,669,540	(c)	393,026	109,850	283,176
12M SOFR(b)	2.500(b)	06/04/29		$6,730	(c)	(84,491)	(4,543)	(79,948)
2.350(b)	6M EURO(e)	07/04/29	EUR	680	(c)	24,656	10,063	14,593
2.570(b)	12M SOFR(b)	06/04/31		$17,750	(c)	200,546	17,316	183,230
2.680(b)	12M SOFR(b)	07/28/32		2,090	(c)	51,474	39,477	11,997
6M EURO(e)	2.650(b)	09/09/32	EUR	3,800	(c)	(80,126)	(84,613)	4,487
3.912(b)	6M GBP(b)	10/18/32	GBP	3,180	(c)	(82,067)	(154,712)	72,645
6M EURO(e)	2.500(b)	12/20/32	EUR	3,240	(c)	(88,693)	(6,797)	(81,896)
Mexico Interbank TIIE 28 Days(a)	8.250(a)	03/02/33	MXN	10,890	(c)	(15,083)	(1,454)	(13,629)
3.750(b)	12M SOFR(b)	03/15/33		$8,200	(c)	(148,887)	(250,250)	101,363
6M GBP(b)	3.000(b)	03/15/33	GBP	110	(c)	(7,990)	(2,285)	(5,705)
3M STIBOR(d)	3.000(b)	03/15/33	SEK	3,770	(c)	(4,375)	14,485	(18,860)
12M SOFR(b)	3.750(b)	03/15/33		$3,110	(c)	56,468	118,843	(62,375)
4.250(d)	3M KWCDC(d)	03/15/33	KRW	453,980	(c)	(23,885)	(25,429)	1,544
3.500(b)	3M NIBOR(e)	03/15/33	NOK	37,350	(c)	(70,218)	(130,339)	60,121
6M AUDOR(e)	4.500(e)	03/15/33	AUD	9,760	(c)	(41,126)	212,249	(253,375)
6M WIBOR(e)	5.500(b)	03/15/33	PLN	4,375	(c)	(45,414)	(5,239)	(40,175)
3.500(e)	6M CDOR(e)	03/15/33	CAD	3,450	(c)	46,743	(47,256)	93,999
3.000(b)	6M EURO(e)	03/15/33	EUR	6,600	(c)	129,999	(64,812)	194,811

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.500%(b)	6M JYOR(b)	03/15/33	JPY	439,000	(c)	$140,222	$99,354	$40,868
3M JIBAR(d)	9.500%(d)	03/15/33	ZAR	6,320	(c)	6,152	777	5,375
12M SOFR(b)	2.730(b)	06/04/33		$11,270	(c)	(113,254)	(9,550)	(103,704)
3.500(b)	12M SOFR(b)	11/15/34		5,900	(c)	(82,023)	(176,303)	94,280
3.240(b)	12M SOFR(b)	10/06/35		6,500	(c)	47,833	167,873	(120,040)
6M EURO(e)	2.855(b)	07/04/37	EUR	2,480	(c)	(36,989)	(45,493)	8,504
12M SOFR(b)	2.910(b)	07/28/37		$5,170	(c)	(95,644)	(76,070)	(19,574)
6M EURO(e)	2.152(b)	08/09/37	EUR	3,660	(c)	(118,680)	(54,564)	(64,116)
12M SOFR(b)	2.720(b)	08/11/37		$14,750	(c)	(363,800)	(485,553)	121,753
2.500(b)	6M EURO(e)	12/20/37	EUR	3,670	(c)	64,965	49	64,916
1.451(b)	6M EURO(e)	08/10/42		8,310	(c)	189,366	65,283	124,083
2.080(b)	12M SOFR(b)	07/28/47		$3,930	(c)	49,205	32,242	16,963
6M EURO(e)	1.051(b)	08/11/47	EUR	4,600	(c)	(70,327)	(14,144)	(56,183)
1.560(b)	6M EURO(e)	07/06/52		1,760	(c)	20,870	(7,609)	28,479
2.170(b)	12M SOFR(b)	08/11/52		$7,130	(c)	292,055	380,889	(88,834)
1.800(b)	6M EURO(e)	09/09/52	EUR	800	(c)	26,920	(8,227)	35,147

TOTAL						$97,747	$(627,750)	$725,497

(a)	Payments made at monthly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.
(f)	Payments made at maturity.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11	3.000%	7.122%	MS & Co. Int. PLC	11/18/54	$150	$(22,272)	$(39,897)	$17,625

TOTAL						$(22,272)	$(39,897)	$17,625

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/ Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 34	1.000%	0.724%	06/20/25	$6,950	$46,732	$76,780	$(30,048)
CDX.NA.IG Index 38	1.000	0.731	06/20/27	1,950	21,696	9,631	12,065

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/ Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

CDX.NA.IG Index 39	1.000%	0.813%	12/20/27	$34,075	$292,675	$(135,027)	$427,702
General Electric Co. 2.700%, 10/09/22	1.000	0.801	06/20/26	1,525	10,204	14,411	(4,207)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.785	06/20/27	825	7,456	2,717	4,739
Republic of Chile, 3.875%, 08/05/20	1.000	1.070	12/20/27	580	(1,618)	(10,735)	9,117
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.018	12/20/27	1,250	(603)	(10,885)	10,282
Republic of Panama, 8.875%, 09/30/27	1.000	1.171	12/20/27	370	(2,677)	(5,704)	3,027
Republic of Panama, 8.875%, 09/30/27	1.000	1.076	06/20/27	210	(575)	(4,610)	4,035
Republic of Peru, 8.750%, 11/21/33	1.000	1.195	12/20/27	290	(2,408)	(1,923)	(485)
Republic of Peru, 8.750%, 11/21/33	1.000	1.100	06/20/27	210	(779)	(2,531)	1,752
The Boeing Co., 8.750%, 08/15/21	1.000	0.991	06/20/24	500	228	3,185	(2,957)
United Mexican States, 4.150%, 03/28/27	1.000	.000	12/20/27	1,300	(16,701)	(36,656)	19,955

TOTAL					$353,630	$(101,347)	$454,977

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	3,900,000	$3,900,000	$22,378	$130,650	$(108,272)
1Y IRS	Citibank NA	1.977	12/01/2023	3,670,000	3,670,000	26,097	83,482	(57,385)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	3,530,000	3,530,000	15,243	131,083	(115,840)
1Y IRS	MS & Co. Int. PLC	2.518	10/27/2023	3,710,000	3,710,000	55,758	98,534	(42,777)

				14,810,000	$14,810,000	$119,476	$443,749	$(324,274)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	3,500,000	3,500,000	178,215	122,443	55,772
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	3,970,000	3,970,000	225,664	154,552	71,112
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	3,970,000	3,970,000	261,815	143,335	118,480

				11,440,000	$11,440,000	$665,694	$420,330	$245,364

Total purchased option contracts				26,250,000	$26,250,000	$785,170	$864,079	$(78,910)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.944%	12/15/2023	(2,390,000)	$(2,390,000)	$(56,443)	$(89,027)	$32,585
1M IRS	Citibank NA	2.865	01/25/2023	(1,680,000)	(1,680,000)	(3,304)	(22,100)	18,796
1Y IRS	Citibank NA	1.750	07/28/2023	(3,900,000)	(3,900,000)	(6,496)	(48,750)	42,254
1Y IRS	Citibank NA	2.075	07/28/2023	(3,900,000)	(3,900,000)	(12,211)	(81,900)	69,689
1Y IRS	Citibank NA	1.484	12/01/2023	(1,480,000)	(1,480,000)	(34,207)	(83,532)	49,325
1Y IRS	Citibank NA	2.977	12/13/2023	(1,600,000)	(1,600,000)	(39,068)	(64,080)	25,012
1Y IRS	Citibank NA	3.007	12/13/2023	(1,600,000)	(1,600,000)	(40,536)	(63,960)	23,424
2M IRS	Citibank NA	2.708	01/11/2023	(1,170,000)	(1,170,000)	(144)	(17,544)	17,400
1M IRS	Deutsche Bank AG (London)	3.534	01/30/2023	(2,280,000)	(2,280,000)	(26,309)	(28,044)	1,735
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(3,530,000)	(3,530,000)	(2,409)	(49,936)	47,527
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(3,530,000)	(3,530,000)	(6,263)	(81,147)	74,884
1M IRS	JPMorgan Securities, Inc.	2.598	01/18/2023	(1,150,000)	(1,150,000)	(224)	(15,449)	15,226
1M IRS	JPMorgan Securities, Inc.	3.340	01/23/2023	(2,280,000)	(2,280,000)	(9,164)	(27,018)	17,854
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(4,000,000)	(4,000,000)	(100,408)	(153,360)	52,952
1M IRS	MS & Co. Int. PLC	3.273	01/05/2023	(1,520,000)	(1,520,000)	(254)	(19,019)	18,765
1M IRS	MS & Co. Int. PLC	3.195	01/17/2023	(1,520,000)	(1,520,000)	(1,677)	(19,570)	17,893
1Y IRS	MS & Co. Int. PLC	1.945	10/27/2023	(1,560,000)	(1,560,000)	(64,433)	(98,581)	34,149
2M IRS	MS & Co. Int. PLC	2.595	01/04/2023	(1,140,000)	(1,140,000)	—	(17,270)	17,269

				(40,230,000)	$(40,230,000)	$(403,550)	$(980,287)	$576,739

Puts
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(2,390,000)	(2,390,000)	(143,119)	(89,027)	(54,091)
1M IRS	Citibank NA	2.865	01/25/2023	(1,680,000)	(1,680,000)	(54,534)	(22,100)	(32,434)
1Y IRS	Citibank NA	2.977	12/13/2023	(1,600,000)	(1,600,000)	(93,066)	(64,080)	(28,986)
1Y IRS	Citibank NA	3.007	12/13/2023	(1,600,000)	(1,600,000)	(90,662)	(63,960)	(26,702)
2M IRS	Citibank NA	2.708	01/11/2023	(1,170,000)	(1,170,000)	(52,084)	(17,544)	(34,540)
1M IRS	Deutsche Bank AG (London)	3.534	01/30/2023	(2,280,000)	(2,280,000)	(28,917)	(28,044)	(873)
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(3,500,000)	(3,500,000)	(45,731)	(44,979)	(752)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(3,500,000)	(3,500,000)	(96,256)	(77,464)	(18,792)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(3,970,000)	(3,970,000)	(141,302)	(94,726)	(46,576)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(3,970,000)	(3,970,000)	(83,667)	(59,827)	(23,840)
1M IRS	JPMorgan Securities, Inc.	2.598	01/18/2023	(1,150,000)	(1,150,000)	(63,061)	(15,449)	(47,612)
1M IRS	JPMorgan Securities, Inc.	3.340	01/23/2023	(2,280,000)	(2,280,000)	(48,971)	(27,018)	(21,953)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(3,970,000)	(3,970,000)	(103,162)	(54,841)	(48,321)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(3,970,000)	(3,970,000)	(169,784)	(88,494)	(81,291)
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(4,000,000)	(4,000,000)	(226,633)	(153,360)	(73,273)
1M IRS	MS & Co. Int. PLC	3.273	01/05/2023	(1,520,000)	(1,520,000)	(35,990)	(19,019)	(16,971)
1M IRS	MS & Co. Int. PLC	3.195	01/17/2023	(1,520,000)	(1,520,000)	(46,791)	(19,570)	(27,221)
2M IRS	MS & Co. Int. PLC	2.595	01/04/2023	(1,140,000)	(1,140,000)	(62,136)	(17,270)	(44,867)

				(45,210,000)	$(45,210,000)	$(1,585,866)	$(956,772)	$(629,095)

Total written option contracts				(85,440,000)	$(85,440,000)	$(1,989,416)	$(1,937,059)	$(52,356)

TOTAL				(59,190,000)	$(59,190,000)	$(1,204,246)	$(1,072,980)	$(131,266)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put AUD/Call USD	Deutsche Bank AG (London)	0.664%	01/13/2023	7,424,000	$7,424,000	$13,314	$39,493	$(26,179)
Put EUR/Call USD	HSBC Bank PLC	1.044	01/13/2023	2,393,000	2,393,000	2,503	14,536	(12,033)

Total purchased option contracts				9,817,000	$9,817,000	$15,817	$54,029	$(38,212)

Written option contracts
Calls
Call AUD/Put NZD	HSBC Bank PLC	1.053	01/18/2023	(951,000)	(951,000)	(13,781)	(5,060)	(8,721)
Call EUR/Put CHF	UBS AG (London)	0.987	01/18/2023	(600,000)	(600,000)	(3,817)	(4,379)	562

Total Calls				(1,551,000)	$(1,551,000)	$(17,598)	$(9,439)	$(8,159)

Puts
Put AUD/Call USD	Deutsche Bank AG (London)	0.678	01/13/2023	(3,712,000)	(3,712,000)	(20,484)	(39,495)	19,011
Put AUD/Call NZD	HSBC Bank PLC	1.053	01/18/2023	(951,000)	(951,000)	(603)	(5,061)	4,458
Put EUR/Call CHF	UBS AG (London)	0.987	01/18/2023	(600,000)	(600,000)	(2,826)	(4,304)	1,478

Total Puts				(5,263,000)	$(5,263,000)	$(23,913)	$(48,860)	$24,947

Total written option contracts				(6,814,000)	$(6,814,000)	$(41,511)	$(58,299)	$16,788

TOTAL				3,003,000	$3,003,000	$(25,694)	$(4,270)	$(21,424)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
TSFR	— Term Secured Overnight Financing Rate
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
GNMA	— Government National Mortgage Association
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 54.3%
FNMA Collateral(a) – 0.9%
UMBS, 30 Year, Single Family – 0.9%
UMBS, 30 Year, Single Family
$13,000,000	5.000%		01/12/53	$ 12,819,225

Collateralized Mortgage Obligations – 0.8%
Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1X 1M USD LIBOR + 37.567%)
$2,230	17.377%		02/16/32	$ 2,279

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 2755, Class ZA
225,973	5.000		02/15/34	228,433
FHLMC REMIC Series 4246, Class PT
96,492	6.500		02/15/36	101,545
FNMA REMIC Series 2011-52, Class GB
420,759	5.000		06/25/41	423,902
FNMA REMIC Series 2011-99, Class DB
412,550	5.000		10/25/41	415,516
FNMA REMIC Series 2012-111, Class B
71,272	7.000		10/25/42	75,650
FNMA REMIC Series 2012-153, Class B
249,877	7.000		07/25/42	267,151
OBX Trust Series 2022-NQM7, Class A1
480,151	5.110	(c)(d)	08/25/62	473,690

				1,985,887

Sequential Floating Rate(b) – 0.7%
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (SOFR30A + 1.650%)
884,000	5.578	(c)	12/25/41	833,354
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (SOFR30A + 1.550%)
978,000	5.478	(c)	10/25/41	953,069
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (SOFR30A + 2.800%)
406,651	6.728	(c)	10/25/50	408,615
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2 (SOFR30A + 1.650%)
575,876	5.578	(c)	01/25/34	566,970
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (SOFR30A + 1.000%)
1,751,536	4.928	(c)	01/25/42	1,709,668
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A (SOFR30A + 2.000%)
600,129	5.928	(c)	04/25/42	598,800
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B (SOFR30A + 3.500%)
780,000	7.428	(c)	03/25/42	773,438
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
49,650	4.819		01/19/36	48,179
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
63,610	5.109		10/25/34	60,706
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
3,611,218	2.520	(c)	05/25/52	2,955,471
Mill City Mortgage Loan Trust Series 2017-2, Class A3
342,061	3.128	(c)	07/25/59	321,167

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Verus Securitization Trust Series 2022-INV1, Class A1
$281,332	5.041	%(c)(d)	08/25/67	$ 278,235
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
9,559	3.452		02/25/33	8,788
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1
92,861	3.500	(c)	07/25/49	82,242

				9,598,702

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				11,586,868

Commercial Mortgage-Backed Securities – 1.2%
Sequential Fixed Rate – 0.5%
BANK Series 2019-BN21, Class A5
$950,000	2.851%		10/17/52	$ 820,127
BX Trust Series 2022, Class A
2,400,000	5.760	(c)	10/13/27	2,353,778
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(c)	05/10/41	3,709,359

				6,883,264

Sequential Floating Rate(b) – 0.7%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
2,526,000	2.778		11/15/54	1,945,645
BBCMS Mortgage Trust Series 2022-C17, Class AS
2,000,000	4.971	(b)	09/15/55	1,884,646
BX Trust Series 2021-ARIA, Class C (1M USD LIBOR + 1.646%)
2,750,000	5.964	(b)(c)	10/15/36	2,565,602
BX Trust Series 2022-PSB, Class A (1M TSFR LIBOR + 2.451%)
1,779,413	6.787	(b)(c)	08/15/39	1,775,652
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
3,100,000	4.000	(b)	04/15/55	2,820,926

				10,992,471

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 17,875,735

Federal Agencies – 51.4%
Adjustable Rate FNMA(b) – 0.1%
(1 year CMT + 2.181%)
$1,421	3.180%		06/01/33	$ 1,439
(12M USD LIBOR + 1.648%)
134,479	3.898%		07/01/34	135,321
(12M USD LIBOR + 1.563%)
549,042	3.639%		09/01/34	550,148
(12M USD LIBOR + 1.748%)
293,310	2.637%		05/01/35	294,321
(12M USD LIBOR + 1.233%)
127,425	2.334%		06/01/35	126,381

				1,107,610

FHLMC – 4.1%
1,004	5.000%		05/01/23	1,000

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$12,174	5.500%	10/01/25	$ 12,153
7,947	7.500	12/01/30	8,467
3,983	7.500	01/01/31	4,241
4,992	5.000	10/01/33	5,015
956	5.000	04/01/35	961
7,503	5.000	07/01/35	7,542
44,611	5.000	12/01/35	44,992
105,314	5.000	01/01/38	106,421
201,487	5.000	01/01/39	203,793
80,295	5.000	06/01/39	81,251
7,912	4.000	06/01/40	7,670
3,927	5.000	08/01/40	3,978
1,273	4.500	11/01/40	1,262
58,785	4.000	02/01/41	56,881
4,016	5.000	06/01/41	4,063
4,305	4.000	11/01/41	4,168
1,128,767	4.500	08/01/48	1,117,555
2,999,702	2.000	04/01/52	2,441,199
7,766,100	0.000	11/01/52	8,009,285
5,457,223	0.000	12/01/52	5,635,566
3,502,613	3.000	10/01/50	3,125,601
502,693	2.000	08/01/51	410,275
662,092	2.000	09/01/51	540,083
65,782	2.000	10/01/51	53,639
43,286,152	2.000	02/01/52	35,238,635
645,033	2.000	03/01/52	524,937
94,891	2.000	04/01/52	77,224
2,977,475	0.000	12/01/52	3,074,440

			60,802,297

FNMA – 7.7%
9,113	8.000	02/01/31	9,476
12,309	7.000	03/01/31	12,619
2,999,701	2.000	02/01/52	2,443,211
2,999,700	2.000	04/01/52	2,441,290
5,965,422	5.500	09/01/52	6,073,722
10,071,928	6.000	11/01/52	10,399,930
7,527,273	6.000	12/01/52	7,748,883
19,372,020	3.000	10/01/50	17,317,802
6,512,862	3.000	11/01/50	5,815,906
77,485	2.000	08/01/51	63,208
2,065,969	2.000	09/01/51	1,683,224
3,740,364	2.000	10/01/51	3,051,187
20,855,422	2.000	01/01/52	16,973,925
26,999,990	2.000	02/01/52	21,983,202
20,997,917	2.000	05/01/52	17,089,044

			113,106,629

[H]4GNMA – 21.0%
4,436	6.000	11/15/38	4,635
38,343	5.000	07/15/40	38,996
30,365	5.000	01/15/41	30,780
2,864	4.000	02/20/41	2,761
4,550	4.000	11/20/41	4,384
755	4.000	01/20/42	727
2,411	4.000	04/20/42	2,323
1,492	4.000	10/20/42	1,437

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$22,970	4.000%	08/20/43	$ 22,311
2,148	4.000	03/20/44	2,086
2,654	4.000	05/20/44	2,577
184,600	4.000	11/20/44	179,016
12,041	4.000	05/20/45	11,676
1,635,155	4.000	07/20/45	1,585,688
25,750	4.000	10/20/45	24,947
4,424,184	3.500	04/20/47	4,127,684
4,668,666	3.500	12/20/47	4,355,782
129,207	4.500	02/20/48	127,513
337,702	4.500	04/20/48	332,219
910,451	4.500	05/20/48	894,814
873,154	5.000	07/20/48	878,307
1,465,538	4.500	08/20/48	1,438,993
789,004	5.000	08/20/48	793,660
6,242,984	4.500	09/20/48	6,129,906
6,311	3.500	09/20/48	5,888
968,140	5.000	10/20/48	973,248
3,152,055	5.000	11/20/48	3,168,687
5,652,964	4.500	12/20/48	5,548,807
1,749,936	5.000	12/20/48	1,759,170
3,184,083	4.500	01/20/49	3,128,400
2,813,548	5.000	01/20/49	2,825,537
2,193,763	4.000	02/20/49	2,097,918
697,946	4.500	02/20/49	685,741
561,072	4.500	03/20/49	551,260
1,967,814	4.000	03/20/49	1,881,226
996,405	5.000	03/20/49	1,000,340
9,113	3.500	04/20/49	8,490
2,231,820	4.000	04/20/49	2,133,091
680,685	4.000	05/20/49	650,148
21,684	3.500	08/20/49	20,161
3,563,675	3.000	08/20/49	3,208,931
2,533,278	5.000	08/20/49	2,542,490
1,358,311	3.500	09/20/49	1,262,541
838,742	4.500	10/20/49	820,667
17,173,706	3.000	10/20/49	15,454,619
650,971	3.500	12/20/49	604,897
1,915,001	3.500	02/20/50	1,779,464
6,444,444	3.000	03/20/50	5,788,754
182,121	3.500	06/20/50	168,911
422,422	3.500	07/20/50	392,353
1,188,333	4.000	01/20/51	1,130,474
2,845,727	3.500	03/20/51	2,643,932
807,329	3.000	07/20/51	722,973
4,492,385	3.000	11/20/51	4,017,373
7,325,850	3.000	12/20/51	6,548,373
7,555,556	3.000	02/20/52	6,734,962
37,818,419	4.500	09/20/52	36,646,724
2,000,000	2.000	01/23/53(a)	1,677,940
19,000,000	2.500	01/23/53(a)	16,458,621
19,000,000	3.000	TBA-30yr(a)	16,922,853
66,000,000	5.000	TBA-30yr(a)	65,395,955
71,000,000	5.500	TBA-30yr(a)	71,359,665

			309,714,806

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – 13.1%
$360	5.500%	09/01/23	$ 359
144	5.500	10/01/23	144
12,966	7.000	08/01/27	13,237
527	6.500	09/01/27	534
28,359	7.000	03/01/28	28,980
1,081	6.500	05/01/28	1,103
6,696	4.500	04/01/39	6,634
4,046	4.500	05/01/39	4,004
4,571	4.500	07/01/39	4,526
17,753	4.500	08/01/39	17,573
149,180	4.500	12/01/39	147,674
8,662	4.500	04/01/41	8,574
264,204	4.500	05/01/41	261,510
43,963	4.500	08/01/41	43,560
11,437	3.000	11/01/42	10,345
316,053	3.000	12/01/42	286,963
459,648	3.000	01/01/43	419,187
65,259	3.000	02/01/43	59,520
507,264	3.000	03/01/43	462,650
895,519	3.000	04/01/43	816,759
602,326	3.000	05/01/43	549,326
62,419	3.000	06/01/43	56,871
518,996	3.000	07/01/43	472,864
310,130	5.000	05/01/44	313,727
2,992,443	4.000	12/01/44	2,893,342
1,531,143	4.500	04/01/45	1,521,697
184,759	4.500	05/01/45	183,504
439,195	4.500	06/01/45	433,910
16,449,013	3.500	07/01/45	15,234,333
9,638,026	4.000	08/01/45	9,325,695
9,994,302	4.000	01/01/46	9,603,225
62,284	4.000	03/01/46	59,645
35,843	4.000	06/01/46	34,220
10,377	4.000	08/01/46	9,907
93,827	4.000	10/01/46	89,578
132,282	4.000	06/01/47	127,405
1,660,826	4.500	07/01/47	1,636,047
454,509	4.500	11/01/47	448,154
212,091	4.000	12/01/47	204,603
798,062	4.000	01/01/48	769,138
2,217,404	4.000	02/01/48	2,132,828
54,072	4.500	02/01/48	53,028
1,607,927	4.000	03/01/48	1,546,169
91,665	4.500	05/01/48	89,839
1,221,678	4.000	06/01/48	1,176,257
15,507	4.500	06/01/48	15,188
12,771	4.500	07/01/48	12,508
1,143,667	4.000	07/01/48	1,100,471
1,895,254	4.000	08/01/48	1,818,273
9,388	4.500	08/01/48	9,095
1,029,137	4.500	09/01/48	1,013,651
3,439,475	5.000	11/01/48	3,484,758
1,905,411	4.500	11/01/48	1,865,374
1,400,682	4.500	12/01/48	1,371,140
1,632,176	4.500	01/01/49	1,597,825
1,202,878	4.500	02/01/49	1,177,209
927,816	3.000	02/01/49	833,234
4,242	4.500	03/01/49	4,151
576,749	4.500	06/01/49	564,122

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$2,241,598	4.500%	07/01/49	$ 2,191,555
2,224,269	3.500	07/01/49	2,068,379
1,132,182	4.500	08/01/49	1,106,956
1,446,304	3.500	08/01/49	1,344,938
6,820,050	3.000	09/01/49	6,113,664
3,246,008	5.000	10/01/49	3,250,197
1,324,982	3.000	10/01/49	1,187,747
1,878,569	3.000	12/01/49	1,674,016
158,299	4.500	01/01/50	152,494
137,623	4.500	02/01/50	134,610
25,274,835	4.500	03/01/50	24,717,196
9,968,702	4.000	03/01/50	9,539,657
2,922,640	5.000	03/01/50	2,921,846
29,172	4.500	04/01/50	28,376
1,680,172	4.500	05/01/50	1,630,169
2,866,971	2.500	09/01/50	2,474,844
8,727,618	3.000	12/01/50	7,799,111
208,124	4.500	03/01/51	202,665
18,288,022	2.500	05/01/51	15,602,096
26,164,206	2.500	09/01/51	22,365,015
761,978	4.500	10/01/51	734,628
163,905	4.500	03/01/52	157,829
5,298,562	4.500	04/01/52	5,107,164
1,000,000	2.000	05/01/52	813,814
1,398,419	4.500	05/01/52	1,348,748
1,948,646	5.000	07/01/52	1,948,725
4,852,242	4.500	08/01/52	4,730,190
5,847,163	5.000	08/01/52	5,845,573

			193,618,349

UMBS, 30 Year, Single Family(a) – 5.4%
2,000,000	6.500	TBA-30yr	2,049,059
6,000,000	6.000	01/12/53	6,092,815
9,000,000	5.500	01/23/53	9,026,723
4,000,000	4.500	TBA-30yr	3,855,625
19,000,000	3.500	TBA-30yr	17,279,599
49,000,000	2.500	TBA-30yr	41,542,813

			79,846,634

TOTAL FEDERAL AGENCIES			$ 758,196,325

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $832,906,066)			$ 800,478,153

Corporate Obligations – 39.6%
Aerospace & Defense(e) – 0.4%
Northrop Grumman Corp.
$700,000	2.930%	01/15/25	$ 671,797
Raytheon Technologies Corp.
775,000	4.125	11/16/28	742,706
550,000	4.050	05/04/47	451,016
The Boeing Co.
1,575,000	3.450	11/01/28	1,412,113
300,000	3.250	02/01/35	227,841
163,000	3.375	06/15/46	105,763

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(e) – (continued)
The Boeing Co. – (continued)
	$100,000	3.625%		03/01/48	$ 66,464
	100,000	3.850		11/01/48	69,121
	2,725,000	5.805		05/01/50	2,535,340

					6,282,161

Agriculture(e) – 0.1%
BAT Capital Corp.
	2,000,000	2.259		03/25/28	1,664,580
	425,000	4.758		09/06/49	308,631

					1,973,211

Automotive – 0.6%
General Motors Co.
	550,000	4.000		04/01/25	537,191
	143,000	5.950	(e)	04/01/49	124,872
General Motors Financial Co., Inc.(e)
	2,425,000	4.300		07/13/25	2,352,589
	3,200,000	1.500		06/10/26	2,777,696
	300,000	5.650		01/17/29	294,444
	2,825,000	2.350		01/08/31	2,133,666

					8,220,458

Banks – 11.0%
ABN AMRO Bank NV (-1X 5 year EUR Swap + 4.674%)
EUR	1,600,000	4.375	(b)(e)	12/31/99	1,582,141
Banco Santander SA
	$2,400,000	2.746		05/28/25	2,247,024
	400,000	4.250		04/11/27	381,108
	800,000	3.306		06/27/29	699,288
	800,000	2.749		12/03/30	612,552
Bank of America Corp.(e)
	5,000,000	4.183		11/25/27	4,748,950
	350,000	6.110		01/29/37	356,325
(3M USD LIBOR + 0.990%)
	225,000	2.496	(b)	02/13/31	182,792
(3M USD LIBOR + 1.190%)
	1,325,000	2.884	(b)	10/22/30	1,113,013
(3M USD LIBOR + 1.370%)
	1,550,000	3.593	(b)	07/21/28	1,427,503
(SOFR + 1.220%)
	245,000	2.299	(b)	07/21/32	188,616
(SOFR + 1.330%)
	1,400,000	2.972	(b)	02/04/33	1,128,848
(SOFR + 1.370%)
	3,150,000	1.922	(b)	10/24/31	2,404,426
(SOFR + 1.530%)
	3,725,000	1.898	(b)	07/23/31	2,863,966
(SOFR + 1.830%)
	3,625,000	4.571	(b)	04/27/33	3,321,406
(SOFR + 2.150%)
	5,225,000	2.592	(b)	04/29/31	4,262,294
(SOFR + 2.16%)
	2,470,000	5.015	(b)	07/22/33	2,343,487
Barclays PLC (SOFR + 2.714%)
	800,000	2.852	(b)(e)	05/07/26	742,760
BNP Paribas SA(c)
	3,825,000	3.500		03/01/23	3,815,782

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA(c) – (continued)
$900,000	3.375%		01/09/25	$ 867,213
(5 year USD Swap + 4.149%)
650,000	6.625	(b)(e)	12/31/99	628,693
(SOFR + 1.004%)
1,600,000	1.323	(b)(e)	01/13/27	1,398,336
(SOFR + 2.074%)
1,325,000	2.219	(b)(e)	06/09/26	1,220,776
BPCE SA(c)
2,250,000	4.000		09/12/23	2,222,482
1,150,000	4.625		09/12/28	1,067,672
(SOFR + 1.312%)
1,650,000	2.277	(b)(e)	01/20/32	1,237,731
Citigroup, Inc.
2,500,000	4.600		03/09/26	2,459,975
3,175,000	3.400		05/01/26	3,014,281
2,450,000	4.450		09/29/27	2,340,215
1,850,000	4.125		07/25/28	1,724,773
(SOFR + 1.351%)
3,725,000	3.057	(b)(e)	01/25/33	3,007,751
(SOFR + 1.422%)
1,375,000	2.976	(b)(e)	11/05/30	1,155,784
(SOFR + 2.086%)(e)
2,495,000	4.910	(b)	05/24/33	2,338,988
Credit Agricole SA(c)
1,050,000	3.250		10/04/24	1,011,801
(5 year USD Swap + 4.319%)
600,000	6.875	(b)(e)	12/31/99	575,964
Credit Suisse AG
1,175,000	2.950		04/09/25	1,060,026
4,135,000	1.250		08/07/26	3,338,392
Credit Suisse Group AG(e)
683,000	4.550		04/17/26	607,665
(3M USD LIBOR + 1.410%)
1,675,000	3.869	(b)(c)	01/12/29	1,338,962
(SOFR + 1.730%)
1,545,000	3.091	(b)(c)	05/14/32	1,072,786
(SOFR + 5.020%)
1,725,000	9.016	(b)(c)	11/15/33	1,774,525
Deutsche Bank AG (SOFR + 2.159%)
1,075,000	2.222	(b)(e)	09/18/24	1,038,020
Fifth Third Bancorp
1,235,000	2.375	(e)	01/28/25	1,171,262
First-Citizens Bank & Trust Co. (TSFR3M + 1.715%)
1,500,000	2.969	(b)(e)	09/27/25	1,415,850
HSBC Holdings PLC
600,000	4.950		03/31/30	573,096
(3M USD LIBOR + 1.000%)
850,000	5.674	(b)(e)	05/18/24	846,821
(3M USD LIBOR + 1.211%)
1,625,000	3.803	(b)(e)	03/11/25	1,582,685
Huntington Bancshares, Inc.
1,625,000	4.000	(e)	05/15/25	1,584,245
ING Groep NV (1 year CMT + 1.100%)
3,400,000	1.400	(b)(c)(e)	07/01/26	3,053,642
JPMorgan Chase & Co.(b)
(3M USD LIBOR + 0.730%)
640,000	3.559	(e)	04/23/24	635,891

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(b) – (continued)
(3M USD LIBOR + 0.890%)
$650,000	3.797	%(e)	07/23/24	$ 643,773
(3M USD LIBOR + 1.000%)
3,025,000	4.023	(e)	12/05/24	2,980,774
(3M USD LIBOR + 1.245%)
2,275,000	3.960	(e)	01/29/27	2,171,760
(3M USD LIBOR + 1.337%)
2,150,000	3.782	(e)	02/01/28	2,011,024
(3M USD LIBOR + 1.360%)
800,000	3.882	(e)	07/24/38	664,328
(SOFR + 1.260%)
3,475,000	2.963	(e)	01/25/33	2,824,966
(SOFR + 1.800%)
3,692,000	4.586	(e)	04/26/33	3,418,091
(SOFR + 2.040%)
75,000	2.522	(e)	04/22/31	61,359
(SOFR + 2.080%)(e)
2,480,000	4.912		07/25/33	2,359,224
(SOFR + 2.515%)
675,000	2.956	(e)	05/13/31	555,755
(SOFR + 3.125%)
1,597,000	4.600	(e)	12/31/99	1,418,024
(SOFR + 3.790%)
275,000	4.493	(e)	03/24/31	257,175
KeyCorp. (SOFR + 2.060%)
3,615,000	4.789	(b)(e)	06/01/33	3,415,199
Kreditanstalt fuer Wiederaufbau(f)
13,520,000	3.375		08/23/24	13,242,029
Macquarie Group Ltd. (SOFR + 1.069%)
400,000	1.340	(b)(c)(e)	01/12/27	347,568
Mitsubishi UFJ Financial Group, Inc.
1,700,000	3.751		07/18/39	1,376,711
Morgan Stanley
3,300,000	3.700		10/23/24	3,223,374
1,631,000	3.950		04/23/27	1,543,317
(3M USD LIBOR + 0.847%)
550,000	3.737	(b)(e)	04/24/24	546,761
(3M USD LIBOR + 1.628%)
325,000	4.431	(b)(e)	01/23/30	303,410
(SOFR + 0.720%)
5,100,000	0.985	(b)(e)	12/10/26	4,475,760
(SOFR + 1.034%)
2,625,000	1.794	(b)(e)	02/13/32	1,967,569
(SOFR + 1.143%)
3,900,000	2.699	(b)(e)	01/22/31	3,227,562
(SOFR + 1.152%)
1,050,000	2.720	(b)(e)	07/22/25	1,004,472
(SOFR + 2.076%)(e)
2,470,000	4.889	(b)	07/20/33	2,319,775
(SOFR + 3.120%)
1,100,000	3.622	(b)(e)	04/01/31	962,291
Morgan Stanley, Inc. (SOFR + 1.360%)
3,175,000	2.484	(b)(e)	09/16/36	2,315,940
Natwest Group PLC (3M USD LIBOR + 1.762%)
400,000	4.269	(b)(e)	03/22/25	390,664
NatWest Group PLC (5 year CMT + 2.100%)
500,000	3.754	(b)(e)	11/01/29	463,910

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
State Street Corp. (SOFR + 2.650%)
$100,000	3.152	%(b)(e)	03/30/31	$ 87,948
The Bank of New York Mellon Corp. (SOFR + 1.755%)
315,000	4.596	(b)(e)	07/26/30	305,897
The Toronto-Dominion Bank
2,625,000	4.456		06/08/32	2,495,377
Truist Bank
1,250,000	2.250	(e)	03/11/30	1,009,288
UBS Group AG
2,550,000	4.125	(c)	09/24/25	2,481,915
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,495,691
4,150,000	4.300		07/22/27	3,996,948
(SOFR + 2.100%)
6,470,000	4.897	(b)(e)	07/25/33	6,127,155
Westpac Banking Corp. (5 year CMT + 2.000%)
700,000	4.110	(b)(e)	07/24/34	599,585

				161,880,953

Beverages – 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(e)
850,000	4.700		02/01/36	801,354
6,096,000	4.900		02/01/46	5,578,450
Anheuser-Busch InBev Worldwide, Inc.(e)
2,758,000	4.750		01/23/29	2,726,035
1,750,000	3.500		06/01/30	1,591,642
400,000	4.950		01/15/42	374,936
1,700,000	4.600		04/15/48	1,496,442
Constellation Brands, Inc.(e)
1,375,000	4.400		11/15/25	1,351,969
50,000	3.600		02/15/28	46,255
50,000	3.150		08/01/29	43,815
1,900,000	2.250		08/01/31	1,508,125
JDE Peet’s NV
1,650,000	1.375	(c)(e)	01/15/27	1,393,722
Keurig Dr Pepper, Inc.(e)
1,968,000	2.250		03/15/31	1,584,771
1,719,000	4.050		04/15/32	1,564,170

				20,061,686

Biotechnology(e) – 0.2%
Amgen, Inc.
1,700,000	4.200		03/01/33	1,577,549
CSL Finance PLC
450,000	3.850	(c)	04/27/27	430,515
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,320,508

				3,328,572

Building Materials(e) – 0.3%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,044,351
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
700,000	4.900		12/01/32	688,002

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(e) – (continued)
Martin Marietta Materials, Inc.
$2,150,000	3.200%		07/15/51	$ 1,455,959

				5,188,312

Chemicals(e) – 0.4%
DuPont de Nemours, Inc.
975,000	4.493		11/15/25	959,449
Huntsman International LLC
850,000	4.500		05/01/29	763,776
International Flavors & Fragrances, Inc.(c)
2,300,000	1.832		10/15/27	1,928,090
950,000	3.268		11/15/40	677,113
The Sherwin-Williams Co.
950,000	3.450		06/01/27	891,375

				5,219,803

Commercial Services – 0.6%
Ashtead Capital, Inc.
650,000	1.500	(c)(e)	08/12/26	554,281
DP World Ltd.
100,000	6.850	(c)	07/02/37	105,987
200,000	5.625		09/25/48	186,725
Emory University
4,015,000	2.143	(e)	09/01/30	3,322,240
Global Payments, Inc.
875,000	2.650	(e)	02/15/25	823,900
PayPal Holdings, Inc.(e)
2,375,000	1.650		06/01/25	2,202,171
25,000	2.650		10/01/26	23,092
25,000	2.850		10/01/29	21,769
S&P Global, Inc.
1,775,000	4.250	(c)(e)	05/01/29	1,693,936
The University of Chicago
320,000	5.420		10/01/30	325,498

				9,259,599

Computers(e) – 0.9%
Dell International LLC/EMC Corp.
433,000	5.450		06/15/23	433,039
607,000	5.850		07/15/25	614,569
2,326,000	6.020		06/15/26	2,374,590
451,000	5.300		10/01/29	440,203
200,000	6.200		07/15/30	203,636
540,000	8.100		07/15/36	605,464
Hewlett Packard Enterprise Co.
2,400,000	2.250		04/01/23	2,382,192
4,325,000	4.450		10/02/23	4,298,834
1,782,000	4.900		10/15/25	1,764,234
35,000	6.350		10/15/45	34,985

				13,151,746

Cosmetics & Personal Care(e) – 0.2%
GSK Consumer Healthcare Capital U.S. LLC
3,675,000	3.375		03/24/27	3,424,108

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(e)
$900,000	4.875%		01/16/24	$ 891,423
965,000	6.500		07/15/25	980,305
5,125,000	2.450		10/29/26	4,482,120
1,725,000	3.000		10/29/28	1,447,775
700,000	3.300		01/30/32	546,917
375,000	3.400		10/29/33	285,218
Air Lease Corp.(e)
2,250,000	2.300		02/01/25	2,097,675
1,625,000	3.375		07/01/25	1,532,505
625,000	2.875		01/15/26	578,706
2,200,000	3.750		06/01/26	2,060,982
Ally Financial, Inc.
975,000	1.450	(e)	10/02/23	944,444
Aviation Capital Group LLC
450,000	1.950	(c)(e)	01/30/26	392,022
Avolon Holdings Funding Ltd.(c)(e)
975,000	3.950		07/01/24	934,518
2,125,000	2.875		02/15/25	1,963,287
1,050,000	4.250		04/15/26	952,697
Capital One Financial Corp.
1,110,000	3.300	(e)	10/30/24	1,071,294
Nomura Holdings, Inc.
950,000	2.608		07/14/31	732,944

				21,894,832

Electrical – 1.6%
Alliant Energy Finance LLC(c)(e)
825,000	3.750		06/15/23	818,441
225,000	4.250		06/15/28	208,096
Ameren Corp.
400,000	3.500	(e)	01/15/31	353,104
American Electric Power Co., Inc.
850,000	2.300	(e)	03/01/30	695,861
Arizona Public Service Co.
425,000	2.950	(e)	09/15/27	385,394
Avangrid, Inc.
50,000	3.200	(e)	04/15/25	47,797
Berkshire Hathaway Energy Co.
1,275,000	3.700	(e)	07/15/30	1,167,186
Dominion Energy, Inc.
575,000	3.071	(d)	08/15/24	554,064
Duke Energy Corp.
1,350,000	3.150	(e)	08/15/27	1,246,280
Entergy Corp.
1,025,000	2.950	(e)	09/01/26	954,070
Exelon Corp.
1,000,000	4.050	(e)	04/15/30	931,340
FirstEnergy Corp.
1,125,000	2.250	(e)	09/01/30	890,201
Korea Hydro & Nuclear Power Co., Ltd.
2,760,000	4.250	(c)	07/27/27	2,640,630
NextEra Energy Capital Holdings, Inc.
1,180,000	1.900	(e)	06/15/28	1,009,820
NRG Energy, Inc.
1,625,000	3.750	(c)(e)	06/15/24	1,564,940
Ohio Power Co.
675,000	2.600	(e)	04/01/30	572,852
Pacific Gas & Electric Co.(e)
850,000	2.100		08/01/27	727,804

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Pacific Gas & Electric Co.(e) – (continued)
	$575,000	2.500%		02/01/31	$ 447,057
	500,000	3.300		08/01/40	339,080
Southern California Edison Co.
	175,000	4.200	(e)	03/01/29	166,479
The Southern Co.
	1,730,000	3.250	(e)	07/01/26	1,629,660
Vistra Operations Co. LLC
	3,350,000	3.550	(c)(e)	07/15/24	3,214,828
Xcel Energy, Inc.(e)
	2,925,000	3.350		12/01/26	2,753,215

					23,318,199

Engineering & Construction(e) – 0.2%
Cellnex Finance Co. SA
EUR	1,900,000	1.250		01/15/29	1,628,385
Mexico City Airport Trust
	$400,000	4.250		10/31/26	379,825
	440,000	3.875	(c)	04/30/28	400,620
	200,000	5.500	(c)	10/31/46	153,475
	420,000	5.500		07/31/47	323,400
	340,000	5.500	(c)	07/31/47	261,800

					3,147,505

Entertainment(c)(e) – 0.5%
Warnermedia Holdings, Inc.
	5,050,000	4.054		03/15/29	4,376,885
	4,495,000	5.050		03/15/42	3,456,655

					7,833,540

Environmental – 0.4%
Republic Services, Inc.
	200,000	2.500	(e)	08/15/24	191,708
The Nature Conservancy
	60,000	0.944		07/01/26	53,024
	75,000	1.304		07/01/28	62,751
Waste Connections, Inc.
	832,000	4.200	(e)	01/15/33	772,928
Waste Management, Inc.(e)
	1,275,000	3.150		11/15/27	1,189,894
	925,000	1.150		03/15/28	771,515
	2,442,000	4.150		04/15/32	2,321,780

					5,363,600

Food & Drug Retailing(e) – 0.5%
General Mills, Inc.
	1,325,000	4.200		04/17/28	1,280,639
Kraft Heinz Foods Co.
	4,606,000	3.750		04/01/30	4,197,862
Sysco Corp.
	225,000	6.600		04/01/40	239,760
	25,000	4.450		03/15/48	20,551
	75,000	6.600		04/01/50	81,698
Tyson Foods, Inc.
	1,250,000	3.900		09/28/23	1,237,987

					7,058,497

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(e) – 0.2%
NiSource, Inc.
$2,500,000	3.490%		05/15/27	$ 2,356,400
325,000	3.600		05/01/30	289,757
The East Ohio Gas Co.
525,000	1.300	(c)	06/15/25	475,776

				3,121,933

Healthcare Providers & Services(e) – 1.9%
Adventist Health System
540,000	2.952		03/01/29	462,296
Banner Health
3,235,000	2.338		01/01/30	2,720,055
Baylor Scott & White Holdings
1,140,000	1.777		11/15/30	880,472
Centene Corp.
925,000	4.250		12/15/27	868,621
2,100,000	2.625		08/01/31	1,649,445
CommonSpirit Health
2,385,000	3.910		10/01/50	1,765,107
2,655,000	6.461		11/01/52	2,833,402
DH Europe Finance II S.a.r.l.
1,725,000	2.200		11/15/24	1,642,424
50,000	3.250		11/15/39	40,102
GE Healthcare Holding LLC
1,170,000	6.377	(c)	11/22/52	1,254,486
HCA, Inc.
1,590,000	3.500		09/01/30	1,368,036
Rush Obligated Group
1,320,000	3.922		11/15/29	1,212,900
Stanford Health Care
975,000	3.310		08/15/30	871,252
STERIS Irish FinCo UnLtd Co.
501,000	2.700		03/15/31	407,038
Stryker Corp.
475,000	3.375		11/01/25	459,444
75,000	1.950		06/15/30	61,031
Sutter Health
605,000	2.294		08/15/30	489,281
UnitedHealth Group, Inc.
4,275,000	5.300		02/15/30	4,415,092
3,750,000	5.350		02/15/33	3,884,063
1,400,000	5.875		02/15/53	1,520,036

				28,804,583

Home Builders(e) – 0.1%
Lennar Corp.
1,235,000	4.750		11/29/27	1,187,527

Insurance – 0.2%
Arch Capital Finance LLC
1,200,000	4.011	(e)	12/15/26	1,146,180
Arch Capital Group Ltd.
300,000	7.350		05/01/34	332,208
Corebridge Financial, Inc.
100,000	3.900	(c)(e)	04/05/32	87,590
Great-West Lifeco Finance 2018 LP
422,000	4.047	(c)(e)	05/17/28	395,595

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Willis North America, Inc.
	$700,000	2.950	%(e)	09/15/29	$ 588,679

					2,550,252

Internet – 0.8%
Amazon.com, Inc.
	500,000	4.800	(e)	12/05/34	500,145
Expedia Group, Inc.(e)
	2,101,000	4.625		08/01/27	2,016,687
	825,000	3.800		02/15/28	757,399
	331,000	2.950		03/15/31	266,501
Meta Platforms, Inc.
	4,225,000	3.500		08/15/27	3,937,701
Netflix, Inc.
	3,575,000	4.875	(c)(e)	06/15/30	3,343,304
Prosus NV(e)
	200,000	3.257	(c)	01/19/27	179,500
	420,000	3.680	(c)	01/21/30	348,154
	690,000	3.680		01/21/30	571,967
EUR	100,000	2.031	(c)	08/03/32	75,734
	$230,000	4.027	(c)	08/03/50	145,878
	210,000	3.832	(c)	02/08/51	128,402

					12,271,372

Investment Companies(c)(e) – 0.0%
JAB Holdings B.V.
	500,000	2.200		11/23/30	374,765

Iron/Steel(e) – 0.1%
Steel Dynamics, Inc.
	490,000	2.400		06/15/25	459,032
	1,075,000	1.650		10/15/27	900,742

					1,359,774

Lodging(e) – 0.4%
Hyatt Hotels Corp.
	2,000,000	1.800		10/01/24	1,873,960
Marriott International, Inc.
	2,100,000	5.000		10/15/27	2,074,254
	2,625,000	2.850		04/15/31	2,126,486

					6,074,700

Machinery - Construction & Mining(c)(e) – 0.1%
The Weir Group PLC
	2,375,000	2.200		05/13/26	2,114,652

Machinery-Diversified(e) – 0.0%
Otis Worldwide Corp.
	625,000	2.293		04/05/27	561,194

Media – 1.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital(e)
	8,750,000	4.908		07/23/25	8,581,125
	6,675,000	3.750		02/15/28	6,044,880
Comcast Corp.(e)
	1,300,000	3.950		10/15/25	1,272,674
	1,173,000	3.300		02/01/27	1,107,218
	1,775,000	3.300		04/01/27	1,673,328

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp.(e) – (continued)
$1,550,000	3.150%		02/15/28	$ 1,432,417
1,775,000	4.150		10/15/28	1,706,041
100,000	3.750		04/01/40	82,566
275,000	4.700		10/15/48	247,621
Fox Corp.(e)
700,000	4.030		01/25/24	691,628
75,000	5.476		01/25/39	68,185
The Walt Disney Co.
1,800,000	2.200		01/13/28	1,604,178
Time Warner Cable LLC
275,000	5.875	(e)	11/15/40	239,377

				24,751,238

Mining – 0.5%
Glencore Funding LLC(c)
1,300,000	4.125	(e)	03/12/24	1,277,666
1,181,000	4.625		04/29/24	1,166,084
1,850,000	1.625	(e)	04/27/26	1,637,361
2,175,000	2.625	(e)	09/23/31	1,733,888
Newcrest Finance Pty Ltd.
525,000	3.250	(c)(e)	05/13/30	439,115
Teck Resources Ltd.
900,000	3.900	(e)	07/15/30	807,696

				7,061,810

Miscellaneous Manufacturing – 0.4%
Eaton Corp.
3,641,000	4.150	(e)	03/15/33	3,392,210
GE Capital International Funding Co.
800,000	4.418		11/15/35	736,952
General Electric Co.
950,000	6.750		03/15/32	1,052,781
700,000	5.875		01/14/38	713,146

				5,895,089

Multi-National(c)(e) – 0.1%
The African Export-Import Bank
740,000	2.634		05/17/26	656,025
830,000	3.798		05/17/31	684,791

				1,340,816

Oil Field Services – 0.3%
Aker BP ASA
950,000	2.000	(c)(e)	07/15/26	840,778
Devon Energy Corp.
180,000	5.600	(e)	07/15/41	168,170
Marathon Petroleum Corp.(e)
600,000	3.625		09/15/24	584,202
375,000	3.800		04/01/28	346,613
Phillips 66(e)
375,000	3.850		04/09/25	365,460
725,000	1.300		02/15/26	648,194
Qatar Energy
410,000	3.300	(c)(e)	07/12/51	300,146
Reliance Industries Ltd.(c)
480,000	2.875		01/12/32	391,958

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Reliance Industries Ltd.(c) – (continued)
$250,000	3.750%		01/12/62	$ 161,375

				3,806,896

Packaging(e) – 0.1%
Berry Global, Inc.
1,475,000	1.570		01/15/26	1,317,042

Pharmaceuticals(e) – 1.9%
AbbVie, Inc.
1,709,000	4.500		05/14/35	1,590,994
3,250,000	4.050		11/21/39	2,783,365
2,625,000	4.250		11/21/49	2,206,496
AmerisourceBergen Corp.
1,150,000	3.450		12/15/27	1,074,342
Bayer US Finance II LLC
850,000	3.875	(c)	12/15/23	836,834
Becton Dickinson & Co.
997,000	3.363		06/06/24	972,633
100,000	4.669		06/06/47	88,204
Bristol-Myers Squibb Co.
1,200,000	4.125		06/15/39	1,069,836
Cigna Corp.
5,100,000	4.125		11/15/25	4,987,035
1,858,000	2.400		03/15/30	1,556,911
1,300,000	4.900		12/15/48	1,180,114
1,350,000	3.400		03/15/50	957,893
CVS Health Corp.
650,000	2.625		08/15/24	624,065
1,250,000	1.875		02/28/31	978,963
4,007,000	2.125		09/15/31	3,175,547
924,000	4.780		03/25/38	846,633
36,000	5.125		07/20/45	32,802
Perrigo Finance Unlimited Co.
2,975,000	4.375		03/15/26	2,769,100
Zoetis, Inc.
100,000	4.450		08/20/48	86,967

				27,818,734

Pipelines – 1.3%
Abu Dhabi Crude Oil Pipeline LLC
1,190,000	4.600	(c)	11/02/47	1,090,561
Enbridge, Inc.
2,300,000	2.500	(e)	08/01/33	1,771,805
Energy Transfer LP(e)
1,950,000	4.200		09/15/23	1,933,405
50,000	4.950		06/15/28	48,295
1,225,000	5.250		04/15/29	1,187,638
375,000	5.300		04/15/47	313,736
Enterprise Products Operating LLC
85,000	3.750	(e)	02/15/25	82,657
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	160,288
2,938,251	2.940		09/30/40	2,350,234
320,000	3.250	(c)	09/30/40	246,760
MPLX LP(e)
1,300,000	2.650		08/15/30	1,054,729
275,000	4.500		04/15/38	231,132
645,000	5.500		02/15/49	570,541

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Plains All American Pipeline LP/PAA Finance Corp.(e)
$1,100,000	3.850%		10/15/23	$ 1,084,545
875,000	3.800		09/15/30	760,716
Sabine Pass Liquefaction LLC(e)
1,650,000	5.625		03/01/25	1,653,910
275,000	5.000		03/15/27	269,772
Targa Resources Corp.
1,010,000	4.200	(e)	02/01/33	869,549
The Williams Cos., Inc.(e)
850,000	3.900		01/15/25	828,291
800,000	4.000		09/15/25	777,344
Western Midstream Operating LP(e)
1,125,000	3.350		02/01/25	1,064,498
475,000	3.950		06/01/25	450,305
225,000	5.450		04/01/44	187,925
165,000	5.300		03/01/48	136,617

				19,125,253

Real Estate Investment Trust(e) – 1.7%
Agree LP
1,905,000	4.800		10/01/32	1,751,895
American Homes 4 Rent LP
723,000	4.900		02/15/29	683,756
40,000	2.375		07/15/31	30,764
American Tower Corp.
2,100,000	3.375		05/15/24	2,043,951
1,750,000	2.400		03/15/25	1,646,312
Crown Castle, Inc.
2,150,000	3.150		07/15/23	2,125,339
CubeSmart LP
600,000	4.000		11/15/25	578,544
1,095,000	2.500		02/15/32	838,518
Host Hotels & Resorts LP
1,700,000	2.900		12/15/31	1,301,452
Invitation Homes Operating Partnership LP
1,300,000	2.300		11/15/28	1,074,320
3,595,000	2.000		08/15/31	2,653,362
National Retail Properties, Inc.
790,000	3.900		06/15/24	771,885
1,150,000	4.000		11/15/25	1,107,956
Prologis LP
3,037,000	1.750		07/01/30	2,401,447
1,500,000	4.625		01/15/33	1,453,020
Realty Income Corp.
400,000	3.950		08/15/27	382,248
50,000	2.850		12/15/32	40,614
Spirit Realty LP
1,200,000	3.400		01/15/30	998,772
UDR, Inc.
475,000	2.100		08/01/32	352,773
Ventas Realty LP
975,000	3.500		02/01/25	936,858
WP Carey, Inc.
505,000	4.600		04/01/24	500,238
445,000	4.000		02/01/25	433,964
1,000,000	3.850		07/15/29	899,090
725,000	2.400		02/01/31	577,832

				25,584,910

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(e) – 1.5%
AutoNation, Inc.
$1,404,000	4.500%	10/01/25	$ 1,362,975
500,000	1.950	08/01/28	399,455
825,000	4.750	06/01/30	738,259
CK Hutchison International 20 Ltd.
200,000	2.500 (c)	05/08/30	168,132
Dollar Tree, Inc.
975,000	4.000	05/15/25	952,195
Lowe’s Cos., Inc.
525,000	3.100	05/03/27	489,216
1,900,000	1.700	09/15/28	1,595,943
2,500,000	1.700	10/15/30	1,952,825
950,000	3.750	04/01/32	846,678
3,331,000	5.000	04/15/33	3,259,317
2,075,000	4.250	04/01/52	1,661,805
McDonald’s Corp.
1,313,000	4.600	09/09/32	1,285,506
650,000	4.200	04/01/50	543,589
Starbucks Corp.
1,850,000	3.800	08/15/25	1,809,744
1,650,000	4.000	11/15/28	1,572,169
1,975,000	3.000	02/14/32	1,688,566
The Home Depot, Inc.
625,000	3.900	12/06/28	602,200
1,700,000	4.500	09/15/32	1,665,864

			22,594,438

Savings&Loans(b)(c)(e) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
975,000	3.960	07/18/30	851,087

Semiconductors(e) – 0.8%
Broadcom, Inc.(c)
2,165,000	4.150	04/15/32	1,903,057
1,156,000	3.419	04/15/33	927,898
4,175,000	3.137	11/15/35	3,063,030
161,000	3.187	11/15/36	116,200
1,725,000	3.500	02/15/41	1,234,945
NXP B.V./NXP Funding LLC/NXP USA, Inc.
825,000	3.400	05/01/30	711,942
3,125,000	2.500	05/11/31	2,469,813
2,250,000	2.650	02/15/32	1,759,905

			12,186,790

Software(e) – 1.4%
Fiserv, Inc.
2,775,000	2.750	07/01/24	2,676,543
75,000	4.200	10/01/28	70,988
Intuit, Inc.
675,000	1.350	07/15/27	584,165
Oracle Corp.
1,881,000	2.950	04/01/30	1,605,622
5,625,000	2.875	03/25/31	4,666,669
350,000	3.600	04/01/40	258,450
3,700,000	6.900%	11/09/52	4,003,918

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(e) – (continued)
ServiceNow, Inc.
$3,400,000	1.400%		09/01/30	$ 2,590,698
Take-Two Interactive Software, Inc.
1,495,000	3.700		04/14/27	1,407,273
VMware, Inc.
700,000	1.800		08/15/28	571,494
Workday, Inc.
1,000,000	3.500		04/01/27	935,320
50,000	3.700		04/01/29	45,865
675,000	3.800		04/01/32	595,694

				20,012,699

Telecommunication Services – 2.7%
AT&T, Inc.(e)
6,439,000	2.300		06/01/27	5,737,986
325,000	1.650		02/01/28	274,963
2,375,000	2.750		06/01/31	1,972,081
1,165,000	4.900		08/15/37	1,072,837
2,355,000	4.850		03/01/39	2,108,078
1,325,000	3.500		06/01/41	988,874
450,000	5.150		11/15/46	405,797
1,250,000	3.650		06/01/51	884,075
450,000	3.500		09/15/53	306,167
Telefonica Emisiones SA
425,000	4.665		03/06/38	337,395
T-Mobile USA, Inc.(e)
2,025,000	3.500		04/15/25	1,949,427
1,350,000	1.500		02/15/26	1,209,654
5,025,000	3.750		04/15/27	4,737,821
125,000	2.050		02/15/28	107,536
2,333,000	3.875		04/15/30	2,117,734
2,205,000	2.875		02/15/31	1,820,448
2,150,000	3.500		04/15/31	1,862,050
3,075,000	5.200		01/15/33	3,044,650
Verizon Communications, Inc.
5,066,000	4.329		09/21/28	4,876,430
75,000	3.875	(e)	02/08/29	70,428
2,251,000	4.016	(e)	12/03/29	2,106,598
1,425,000	4.812		03/15/39	1,310,758

				39,301,787

Transportation(e) – 0.5%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	669,424
Canadian Pacific Railway Co.
2,550,000	2.450		12/02/31	2,122,467
CSX Corp.
2,875,000	3.800		03/01/28	2,741,629
2,645,000	4.100		11/15/32	2,477,651

				8,011,171

TOTAL CORPORATE OBLIGATIONS (Cost $647,514,648)				$ 584,687,294

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 4.5%
Collateralized Loan Obligations(b)(c) – 4.2%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
$4,100,000	5.379%	01/15/33	$ 4,024,130
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
4,000,000	5.299	04/15/33	3,922,040
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR (3M USD LIBOR + 2.650%)
2,100,000	6.975	04/22/31	1,941,941
Crown City CLO I Series 2020-1A, Class A2R (3M USD LIBOR + 1.750%)
4,600,000	5.993	07/20/34	4,294,831
Diameter Capital CLO1 Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.240%)
5,250,000	5.319	07/15/36	5,078,393
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class A2 (3M USD LIBOR + 1.300%)
6,000,000	5.379	07/15/31	5,914,200
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
6,250,000	5.865	11/30/32	6,166,575
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
3,500,000	5.371	04/14/33	3,417,670
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,150,000	5.383	07/02/35	2,097,398
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A (3M USD LIBOR + 1.450%)
2,000,000	5.644	04/18/33	1,954,876
Palmer Square CLO Ltd. Series 2019-1A, Class A1R (3M USD LIBOR + 1.150%)
6,000,000	5.800	11/14/34	5,854,824
Recette CLO Ltd. Series 2015-1A, Class ARR (3M USD LIBOR + 1.080%)
7,000,000	5.323	04/20/34	6,779,836
Venture CLO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
6,900,000	5.359	04/15/33	6,715,708
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
3,250,000	5.724	07/28/32	3,187,841

			61,350,263

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority
2,270,000	4.275	02/01/36	2,110,630

Student Loan(b) – 0.2%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
585,716	4.934	09/26/33	549,649
Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
559,605	5.008	09/26/33	554,642

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Higher Education Funding I Series 2014-1, Class A (3M USD LIBOR + 1.050%)
	$576,163	5.807	%(c)	05/25/34	$ 575,661
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
	1,587,247	5.539	(c)	09/25/65	1,560,791

					3,240,743

TOTAL ASSET-BACKED SECURITIES (Cost $68,649,704)					$ 66,701,636

Sovereign Debt Obligations – 2.3%
Euro – 0.1%
Republic of Romania(c)
EUR	100,000	2.000%		01/28/32	$ 71,205
	360,000	3.375		01/28/50	220,933
United Mexican States
	839,000	1.450	(e)	10/25/33	635,018

					927,156

Sovereign – 1.3%
Federal Farm Credit Banks Funding Corp.
	$7,050,000	2.850		03/28/34	5,865,107
	11,930,000	2.900		04/12/32	10,372,777
	2,500,000	3.500		09/01/32	2,278,150
Israel Government AID Bond(g)
	1,200,000	5.500		12/04/23	1,206,312

					19,722,346

United States Dollar – 0.9%
Israel Government AID Bond(g)
	4,700,000	5.500		09/18/33	5,015,323
Mexico Government International Bond
	200,000	4.750	(e)	04/27/32	187,037
Perusahaan Penerbit SBSN Indonesia III
	2,030,000	4.550		03/29/26	2,025,148
Republic of Indonesia
	380,000	4.125		01/15/25	375,292
	420,000	4.125	(c)	01/15/25	414,796
Republic of Panama
	210,000	4.500	(e)	01/19/63	148,155
Republic of Peru(e)
	10,000	2.780		12/01/60	5,849
	100,000	3.230	(h)	07/28/21	58,300
Republic of Romania
	690,000	5.125		06/15/48	547,170
	580,000	4.000		02/14/51	380,915
Republic of Romania
	770,000	3.000	(c)	02/27/27	679,910
State of Israel(i)
	200,000	4.500		04/03/20	173,663
United Mexican States
	200,000	3.750		01/11/28	188,400
	240,000	3.250	(e)	04/16/30	208,620
	1,746,000	3.500	(e)	02/12/34	1,401,165
	1,960,000	3.771	(e)	05/24/61	1,241,292

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
United Mexican States – (continued)
$600,000	3.750	%(e)	04/19/71	$ 373,800

				13,424,835

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $39,567,065)				$ 34,074,337

Agency Debentures – 1.9%
Sovereign – 1.9%
Federal Farm Credit Banks Funding Corp.
$3,840,000	3.300%		05/19/32	$ 3,450,624
FHLB
6,800,000	2.125		06/09/23	6,721,392
3,500,000	3.375		09/08/23	3,462,935
750,000	3.375		12/08/23	739,305
2,400,000	5.000		09/28/29	2,472,480
FNMA
3,700,000	1.875		09/24/26	3,410,808
4,200,000	6.250		05/15/29	4,689,636
Israel Government AID Bond(g)
2,400,000	5.500		04/26/24	2,417,880

TOTAL AGENCY DEBENTURES (Cost $28,501,923)				$ 27,365,060

Municipal Debt Obligations – 1.3%
Arizona – 0.1%
City of Tucson AZ Taxable Series A
$790,000	1.457	%(e)	07/01/28	$ 606,115
City of Yuma AZ Pledged Revenue Taxable Series 2021
100,000	1.749		07/15/28	$ 79,836

				685,951

California – 0.6%
Bay Area Toll Authority Revenue Bonds Taxable Refunding Series F1
820,000	1.633	%(e)	04/01/28	$ 701,201
California State GO Bonds Build America Taxable Series 2009
2,600,000	7.550	(e)	04/01/39	$ 3,212,854
California Statewide Communities Development Authority Revenue Bonds Taxable Refunding Series 2021
620,000	1.807		02/01/30	$ 473,130
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series A
3,060,000	1.648	(e)	11/01/28	$ 2,461,466
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series C
245,000	1.831	(e)	11/01/29	197,984
Port Of Oakland RB Taxable Refunding Series R
770,000	1.949	(e)	05/01/28	$ 630,081
San Francisco Municipal Transportation Agency Revenue Refunding Series A
555,000	1.302		03/01/28	457,256

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
California – (continued)
San Jose Financing Authority Lease RB Taxable Refunding Series A
$540,000	1.812	%(e)	06/01/29	$ 435,665

				8,569,637

Florida(e) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154%		07/01/30	$ 487,193

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
1,481,072	7.350	(e)	07/01/35	1,558,124
Illinois State GO Bonds Build America Series 2010
160,000	6.630	(e)	02/01/35	162,193
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100		06/01/33	1,122,894

				2,843,211

Louisiana(e) – 0.0%
City of New Orleans LA Sewerage Service Revenue Taxable Revenue Series 2021
170,000	0.958		06/01/26	$ 142,426
City of New Orleans LA Water System Revenue Taxable Refunding Series 2021
150,000	1.008		12/01/26	$ 123,204
Louisiana State Transportation Authority Revenue Taxable Refunding Series A
160,000	1.138		02/15/26	$ 136,010
State of Louisiana Unclaimed Property Revenue Taxable Refunding Series 2021
205,000	1.059		09/01/26	$ 172,875

				574,515

Maryland – 0.0%
State of Maryland Department of Transportation Revenue Taxable Refunding Series A
65,000	1.303		08/01/28	52,498

New York – 0.3%
Metropolitan Transportation Authority Revenue Series 2010
395,000	5.989	(e)	11/15/30	408,595
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
2,670,000	5.175	(e)	11/15/49	2,304,215
Port Authority of New York & New Jersey Revenue Bonds Taxable Series AAA
1,795,000	1.086		07/01/23	1,763,121

				4,475,931

Ohio(e) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,640,000	6.270		02/15/50	1,733,753

Pennsylvania – 0.0%
Commonwealth of Pennsylvania Department of Community & Economic Development Revenue Taxable Refunding Series C
125,000	2.758		06/01/30	105,901

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
Texas – 0.0%
City of Houston TX Airport System Revenue Taxable Refunding Series 2020
$355,000	2.235%		07/01/29	$ 298,515

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $21,619,293)				$ 19,827,105

U.S. Treasury Obligations – 11.1%
United States Treasury Bonds
$6,530,000	4.250	%(j)	05/15/39	$ 6,731,001
75,750,000	4.250		11/15/40	77,466,211
13,000,000	3.750		11/15/43	12,201,719
210,000	3.375		05/15/44	185,423
15,240,000	2.875		11/15/46	12,256,294
65,870,000	3.000	(j)	02/15/47	54,126,614

TOTAL U.S. TREASURY OBLIGATIONS (Cost $209,963,313)				$ 162,967,262

Shares	Dividend Rate			Value

Investment Company(k) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,486,153	4.159%			$ 7,486,153
(Cost $7,486,153)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 1.8%
Certificates of Deposit – 1.1%
Citibank N.A.
$11,000,000	3.800%		08/01/23	$ 10,904,985
Nordea Bank Abp (SOFR + 0.530%)
5,000,000	4.830	(b)	09/11/23	5,001,781

				15,906,766

Commercial Paper(l) – 0.7%
Bank of Montreal
3,343,000	0.000		07/12/23	3,254,420
Pure Grove Funding
7,420,000	0.000		03/14/23	7,349,993

				10,604,413

TOTAL SHORT- TERM INVESTMENTS (Cost $26,637,223)				$ 26,511,179

TOTAL INVESTMENTS – 117.3% (Cost $1,882,845,388)				$1,730,098,179

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.3)%				(255,368,711)

NET ASSETS – 100.0%				$1,474,729,468

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $264,480,893 which represents approximately 17.9% of net assets as of December 31, 2022.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2022.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Guaranteed by a foreign government until maturity.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $8,639,515, which represents approximately 1% of the Fund’s net assets as of December 31, 2022

(h)	Actual maturity date is April 03, 2120.

(i)	Actual maturity date is April 03, 2120.

(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Represents an Affiliated Issuer.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA	USD	2,026,920	GBP	1,644,144	02/23/23	$36,517
JPMorgan Securities, Inc.	EUR	1,292,903	USD	1,283,465	01/06/23	101,112

TOTAL						$137,629

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	3,228,303	EUR	3,252,043	01/06/23	$(254,328)

FORWARD SALES CONTRACTS — At December 31, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	2.000%	TBA-30yr	01/12/22	$(64,000,000)	$(52,238,003)
GNMA	4.500	TBA-30yr	01/23/22	(13,000,000)	(12,614,178)

(PROCEEDS RECEIVABLE: $ (66,346,133))					$(64,852,181)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	4	03/29/23	$483,096	$(26,845)
10 Year U.S. Treasury Notes	180	03/22/23	20,213,438	35,272
2 Year U.S. Treasury Notes	322	03/31/23	66,035,157	(136,584)
30 Year German Euro-Buxl	2	03/08/23	289,535	(55,024)
5 Year German Euro-Bobl	13	03/08/23	1,702,710	(64,963)
5 Year U.S. Treasury Notes	741	03/31/23	79,975,899	(658,731)
Ultra Long U.S. Treasury Bonds	244	03/22/23	32,772,250	(1,376,345)

Total				$(2,283,220)

Short position contracts:
10 Year U.S. Treasury Notes	(223)	03/22/23	(26,376,719)	290,301
20 Year U.S. Treasury Bonds	(294)	03/22/23	(36,851,062)	644,975

Total				$935,276

TOTAL FUTURES CONTRACTS				$(1,347,944)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M SOFR(a)	4.430%(a)	12/31/24		$19,400	(b)	$(5,531)	$25,362	$(30,893)
6M CDOR(c)	4.000(c)	03/15/25	CAD	20,880	(b)	(118,556)	14,859	(133,415)
4.000%(c)	6M AUDOR(c)	03/15/25	AUD	23,740	(b)	86,312	(2,253)	88,565
3M SOFR(a)	3.388(a)	11/15/26		$21,060	(b)	54,908	94,660	(39,752)
2.350(c)	6M EURO(a)	09/09/27	EUR	3,990	(b)	89,340	1,047	88,293
3M SOFR(a)	3.350(a)	10/06/27		$29,270	(b)	73,324	15,996	57,328
6M GBP(a)	4.605(a)	10/18/27	GBP	9,290	(b)	211,155	246,816	(35,661)
6M GBP(a)	3.500(a)	03/15/28		4,490	(b)	(139,729)	(42,943)	(96,786)
3.500(c)	3M NIBOR(a)	03/15/28	NOK	76,650	(b)	(91,333)	(88,840)	(2,493)
3.000(c)	6M EURO(a)	03/15/28	EUR	460	(b)	6,216	(9,206)	15,422
0.250(a)	6M JYOR(a)	03/15/28	JPY	4,346,030	(b)	639,852	177,565	462,287
3M SOFR(a)	2.500(a)	06/04/29		$10,230	(b)	(128,431)	(6,900)	(121,531)
2.350(c)	6M EURO(a)	07/04/29	EUR	1,190	(b)	43,148	16,379	26,769
2.570(a)	3M SOFR(a)	06/04/31		$26,970	(b)	304,718	26,324	278,394
2.680(a)	3M SOFR(a)	07/28/32		3,300	(b)	81,274	60,105	21,169
6M EURO(a)	2.650(c)	09/09/32	EUR	5,910	(b)	(124,619)	(143,878)	19,259
3.912(a)	6M GBP(a)	10/18/32	GBP	6,390	(b)	(164,909)	(223,503)	58,594
6M EURO(a)	2.500(c)	12/20/32	EUR	5,080	(b)	(139,062)	(10,657)	(128,405)
3M STIBOR(a)	3.000(d)	03/15/33	SEK	15,130	(b)	(17,558)	58,133	(75,691)
3M SOFR(a)	3.750(a)	03/15/33		$4,780	(b)	86,790	182,495	(95,705)
3.500(c)	3M NIBOR(a)	03/15/33	NOK	60,560	(b)	(113,853)	(210,770)	96,917
3.750(a)	3M SOFR(a)	03/15/33		$13,490	(b)	(244,936)	(406,722)	161,786
6M AUDOR(c)	4.500(c)	03/15/33	AUD	13,820	(b)	(58,233)	300,041	(358,274)
3.500(c)	6M CDOR(c)	03/15/33	CAD	4,700	(b)	63,678	(64,378)	128,056
3.000(c)	6M EURO(a)	03/15/33	EUR	10,250	(b)	201,892	(66,262)	268,154
3.000(a)	6M GBP(a)	03/15/33	GBP	1,090	(b)	79,177	23,330	55,847
0.500(a)	6M JYOR(a)	03/15/33	JPY	686,000	(b)	219,117	155,255	63,862
3M SOFR(a)	2.730(a)	06/04/33		$17,120	(b)	(172,041)	(14,521)	(157,520)
3.500(a)	3M SOFR(a)	11/15/34		4,720	(b)	(65,618)	(93,932)	28,314
3.240(a)	3M SOFR(a)	10/06/35		6,610	(b)	48,641	46	48,595
6M EURO(a)	2.855(c)	07/04/37	EUR	4,410	(b)	(65,774)	(69,317)	3,543
3M SOFR(a)	2.910(a)	07/28/37		$8,140	(b)	(150,589)	(116,382)	(34,207)
6M EURO(a)	2.152(c)	08/09/37	EUR	5,740	(b)	(186,127)	(76,381)	(109,746)
3M SOFR(a)	2.720(a)	08/11/37		$23,190	(b)	(571,968)	(562,894)	(9,074)
2.500(c)	6M EURO(a)	12/20/37	EUR	5,750	(b)	101,785	63	101,722
1.451(c)	6M EURO(a)	08/10/42		13,020	(b)	296,696	97,033	199,663
2.080(a)	3M SOFR(a)	07/28/47		$6,200	(b)	77,625	49,433	28,192
6M EURO(a)	1.051(c)	08/11/47	EUR	7,170	(b)	(109,618)	(25,386)	(84,232)
1.560(c)	6M EURO(a)	07/06/52		3,130	(b)	37,116	(21,619)	58,735
2.170(a)	3M SOFR(a)	08/11/52		$10,400	(b)	425,999	337,320	88,679
1.800(c)	6M EURO(a)	09/09/52	EUR	1,250	(b)	42,062	(12,955)	55,017

TOTAL						$602,340	$(387,437)	$989,777

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(c)	Payments made semi-annually.
(d)	Payments made quarterly.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 25	1.000%	0.724%	06/20/25	$4,725	$31,902	$52,199	$(20,297)
General Electric Co. 2.700%, 10/09/22	1.000	0.801	06/20/26	3,875	25,928	36,617	(10,689)
Nordstrom, Inc., 6.950%, 03/15/22	1.000	3.052	12/20/24	1,950	(73,041)	(24,990)	(48,051)
Nordstrom, Inc., 6.950%, 03/15/22	1.000	2.660	06/20/24	5,525	(127,011)	(7,865)	(119,146)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.785	06/20/27	2,975	26,887	9,797	17,090
Republic of Chile, 3.875%, 08/05/20	1.000	1.070	12/20/27	5,440	(15,172)	(100,684)	85,512
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.018	12/20/27	5,480	(2,644)	(47,677)	45,033
The Boeing Co., 8.750%, 08/15/2	1.000	0.991	06/20/24	1,225	560	7,809	(7,249)
United Mexican States, 4.150%, 03/28/27	1.000	1.299	12/20/27	3,980	(51,132)	(112,223)	61,091

TOTAL					$(183,723)	$(187,017)	$3,294

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	6,300,000	$6,300,000	$36,149	$211,050	$(174,901)
1Y IRS	Citibank NA	1.977	12/01/2023	5,570,000	5,570,000	39,608	126,702	(87,094)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	5,310,000	5,310,000	22,929	197,181	(174,253)
1Y IRS	MS & Co. Int. PLC	2.518	10/27/2023	5,720,000	5,720,000	85,966	151,918	(65,952)

				22,900,000	$22,900,000	$184,652	$686,851	$(502,200)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	5,240,000	5,240,000	266,813	183,315	83,498
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	6,430,000	6,430,000	365,497	250,320	115,176
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	6,430,000	6,430,000	424,048	232,152	191,896

				18,100,000	$18,100,000	$1,056,358	$665,787	$390,570

Total purchased option contracts				41,000,000	$41,000,000	$1,241,010	$1,352,638	$(111,630)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.944%	12/15/2023	(5,140,000)	$(5,140,000)	$(121,387)	$(191,465)	$70,078
1M IRS	Citibank NA	2.865	01/25/2023	(2,650,000)	(2,650,000)	(5,211)	(34,860)	29,649
1Y IRS	Citibank NA	1.750	07/28/2023	(6,300,000)	(6,300,000)	(10,494)	(78,750)	68,256
1Y IRS	Citibank NA	2.075	07/28/2023	(6,300,000)	(6,300,000)	(19,726)	(132,300)	112,574
1Y IRS	Citibank NA	1.484	12/01/2023	(2,240,000)	(2,240,000)	(51,773)	(126,427)	74,654
1Y IRS	Citibank NA	2.977	12/13/2023	(2,560,000)	(2,560,000)	(62,509)	(102,528)	40,019
1Y IRS	Citibank NA	3.007	12/13/2023	(2,560,000)	(2,560,000)	(64,857)	(102,336)	37,479
2M IRS	Citibank NA	2.708	01/11/2023	(1,820,000)	(1,820,000)	(224)	(27,291)	27,067
1M IRS	Deutsche Bank AG (London)	3.534	01/30/2023	(3,570,000)	(3,570,000)	(41,194)	(43,911)	2,717
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(5,310,000)	(5,310,000)	(3,624)	(75,117)	71,493
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(5,310,000)	(5,310,000)	(9,421)	(122,065)	112,644
1M IRS	JPMorgan Securities, Inc.	2.598	01/18/2023	(1,850,000)	(1,850,000)	(360)	(24,853)	24,493
1M IRS	JPMorgan Securities, Inc.	3.340	01/23/2023	(3,570,000)	(3,570,000)	(14,348)	(42,304)	27,956
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(10,240,000)	(10,240,000)	(255,136)	(391,296)	136,160
1M IRS	MS & Co. Int. PLC	3.273	01/05/2023	(2,380,000)	(2,380,000)	(398)	(29,780)	29,382
1M IRS	MS & Co. Int. PLC	3.195	01/17/2023	(2,380,000)	(2,380,000)	(2,625)	(30,642)	28,017
1Y IRS	MS & Co. Int. PLC	1.945	10/27/2023	(2,400,000)	(2,400,000)	(99,127)	(151,664)	52,537
2M IRS	MS & Co. Int. PLC	2.595	01/04/2023	(1,790,000)	(1,790,000)	—	(27,116)	27,116

				(68,370,000)	$(68,370,000)	$(762,414)	$(1,734,705)	$972,291

Puts
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(5,140,000)	(5,140,000)	(307,795)	(191,465)	(116,329)
1M IRS	Citibank NA	2.865	01/25/2023	(2,650,000)	(2,650,000)	(86,021)	(34,860)	(51,161)
1Y IRS	Citibank NA	2.977	12/13/2023	(2,560,000)	(2,560,000)	(148,906)	(102,528)	(46,378)
1Y IRS	Citibank NA	3.007	12/13/2023	(2,560,000)	(2,560,000)	(145,060)	(102,336)	(42,724)
2M IRS	Citibank NA	2.708	01/11/2023	(1,820,000)	(1,820,000)	(81,019)	(27,291)	(53,728)
1M IRS	Deutsche Bank AG (London)	3.534	01/30/2023	(3,570,000)	(3,570,000)	(45,278)	(43,911)	(1,367)
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(5,240,000)	(5,240,000)	(68,466)	(67,340)	(1,126)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(5,240,000)	(5,240,000)	(144,109)	(115,975)	(28,134)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(6,430,000)	(6,430,000)	(228,859)	(153,422)	(75,437)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(6,430,000)	(6,430,000)	(135,510)	(96,898)	(38,612)
1M IRS	JPMorgan Securities, Inc.	2.598	01/18/2023	(1,850,000)	(1,850,000)	(101,446)	(24,853)	(76,593)
1M IRS	JPMorgan Securities, Inc.	3.340	01/23/2023	(3,570,000)	(3,570,000)	(76,679)	(42,304)	(34,374)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(6,430,000)	(6,430,000)	(167,087)	(88,823)	(78,263)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(6,430,000)	(6,430,000)	(274,991)	(143,329)	(131,662)
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(10,240,000)	(10,240,000)	(581,786)	(391,296)	(190,490)
1M IRS	MS & Co. Int. PLC	3.273	01/05/2023	(2,380,000)	(2,380,000)	(56,353)	(29,780)	(26,573)
1M IRS	MS & Co. Int. PLC	3.195	01/17/2023	(2,380,000)	(2,380,000)	(73,265)	(30,643)	(42,623)
2M IRS	MS & Co. Int. PLC	2.595	01/04/2023	(1,790,000)	(1,790,000)	(97,565)	(27,116)	(70,449)

				(76,710,000)	$(76,710,000)	$(2,820,195)	$(1,714,170)	$(1,106,023)

Total written option contracts				(145,080,000)	$(145,080,000)	$(3,582,609)	$(3,448,875)	$(133,732)

TOTAL				(104,080,000)	$(104,080,000)	$(2,341,599)	$(2,096,237)	$(245,362)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
TSFR	— Term Secured Overnight Financing Rate
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BOFA	— BofA Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 25	— CDX North America Investment Grade Index 25
EURO	— Euro Offered Rate
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 36.2%
British Pound – 1.2%
Province of Quebec Canada
GBP	2,390,000	2.250%		09/15/26	$ 2,659,597
State of North Rhine-Westphalia Germany
	400,000	2.125		06/13/25	458,400
United Kingdom Gilt
	840,000	1.500		07/31/53	582,654
	1,990,000	3.500		01/22/45	2,216,786
	220,000	1.750		07/22/57	162,776
	710,000	3.500		07/22/68	822,561

					6,902,774

Canadian Dollar – 1.1%
British Columbia Province of Canada
CAD	2,600,000	2.850		06/18/25	1,867,161
	2,000,000	4.950		06/18/40	1,595,997
Ontario Province of Canada
	1,700,000	2.600		06/02/25	1,213,566
	2,300,000	4.650		06/02/41	1,770,015

					6,446,739

Euro – 7.5%
Finland Government Bond
EUR	1,190,000	1.500	(a)	09/15/32	1,103,574
French Republic Government Bond OAT
	4,140,000	0.000		02/25/27	3,947,546
	1,760,000	1.250		05/25/34	1,531,138
	310,000	3.250		05/25/45	326,679
	210,000	2.000	(a)	05/25/48	173,391
	800,000	1.750	(a)	05/25/66	577,195
	1,030,000	4.500		04/25/41	1,274,000
Ireland Government Bond
	430,000	0.200		10/18/30	373,823
	920,000	0.350		10/18/32	761,123
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000		08/01/26	5,070,938
	3,220,000	0.900		04/01/31	2,617,570
	1,130,000	3.250	(a)	03/01/38	1,003,370
	1,170,000	2.150	(a)	09/01/52	746,170
	8,310,000	0.950		03/15/23	8,877,289
	100,000	2.800	(a)	03/01/67	70,745
	1,680,000	6.000		05/01/31	2,004,231
Kingdom of Belgium(a)
	1,690,000	0.350		06/22/32	1,392,958
	250,000	2.150		06/22/66	204,266
Portugal Obrigacoes do Tesouro OT
	1,200,000	1.950	(a)	06/15/29	1,195,521
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,242,504
Republic of Austria Government Bond(a)
	1,270,000	0.000		10/20/28	1,144,443
	280,000	2.100	(b)	09/20/17	212,446
	280,000	0.850	(c)	06/30/20	116,204
Republic of Indonesia(a)
	240,000	2.150		07/18/24	251,176
	650,000	2.625		06/14/23	693,748

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Republic of Romania
EUR	630,000	2.124%		07/16/31	$ 463,343
	70,000	2.000	(a)	01/28/32	49,843
	400,000	3.375	(a)	01/28/50	245,481
Spain Government Bond(a)
	3,430,000	2.550		10/31/32	3,351,328
	650,000	0.850		07/30/37	460,600
	870,000	1.250		10/31/30	796,542
	700,000	2.900		10/31/46	638,986
	1,110,000	3.450		07/30/66	1,049,334

					43,967,505

Indonesian Rupiah – 0.1%
Indonesia Treasury Bond
IDR	2,324,000,000	6.500		02/15/31	145,329
	7,391,000,000	6.375		04/15/32	455,781
	1,439,000,000	6.375		07/15/37	87,907

					689,017

Israeli Shekel – 0.2%
Israel Government Bond
ILS	2,430,000	2.000		03/31/27	645,495
	2,500,000	1.300		04/30/32	582,672

					1,228,167

Japanese Yen – 23.8%
Japan Government Forty Year Bond
JPY	408,600,000	1.000		03/20/62	2,499,328
Japan Government Ten Year Bond
	1,684,000,000	0.200		09/20/32	12,579,701
Japan Government Thirty Year Bond
	1,051,450,000	1.400		09/20/52	7,681,177
Japan Government Twenty Year Bond
	903,000,000	1.100		09/20/42	6,664,613
Japan Government Two Year Bond
	4,031,000,000	0.005		07/01/24	30,703,050
	1,350,850,000	0.005		09/01/24	10,288,034
	984,300,000	0.005		12/01/24	7,497,225
Japan Treasury Bills
	4,780,850,000	0.000		01/06/23	36,435,949
Japan Treasury Discount Bill
	3,344,800,000	0.000		02/06/23	25,490,720

					139,839,797

Singapore Dollar – 0.3%
Singapore Government Bond
SGD	2,150,000	2.750		07/01/23	1,594,345

South Korean Won – 0.6%
Korea Treasury Bond
KRW	2,598,070,000	1.875		06/10/29	1,829,039
	2,641,660,000	1.375		12/10/29	1,780,852

					3,609,891

Thai Baht – 0.2%
Thailand Government Bond
THB	6,710,000	2.875		12/17/28	201,545
	26,930,000	1.585		12/17/35	662,484
	12,000,000	3.450		06/17/43	349,394

					1,213,423

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – 1.2%
Abu Dhabi Government International Bond
	$230,000	4.125%		10/11/47	$ 202,228
Republic of Indonesia
	790,000	3.850	(a)	07/18/27	761,449
	4,340,000	4.125		01/15/25	4,286,228
	200,000	4.125	(a)	01/15/25	197,522
Republic of Peru(d)
	10,000	2.780		12/01/60	5,849
	100,000	3.230	(e)(f)	07/28/21	58,300
Republic of Romania
	240,000	3.000	(a)	02/27/27	211,920
Republic of Uruguay
	90,000	4.375	(d)	01/23/31	89,595
Saudi Government International Bond
	530,000	3.250		11/17/51	380,374
United Mexican States(d)
	1,521,000	3.771		05/24/61	963,268
	360,000	3.750		04/19/71	224,280

					7,381,013

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $216,707,199)					$212,872,671

Corporate Obligations – 34.3%
Aerospace & Defense(d) – 0.6%
Northrop Grumman Corp.
	$1,700,000	2.930%		01/15/25	$ 1,631,507
Raytheon Technologies Corp.
	27,000	3.650		08/16/23	26,757
The Boeing Co.
	1,075,000	5.150		05/01/30	1,048,415
	375,000	3.625		02/01/31	328,215
	225,000	3.250		02/01/35	170,881
	225,000	3.375		06/15/46	145,991
	80,000	3.625		03/01/48	53,171
	80,000	3.850		11/01/48	55,297
	80,000	5.805		05/01/50	74,432

					3,534,666

Agriculture(d) – 0.5%
BAT Capital Corp.
	50,000	3.557		08/15/27	45,530
	1,450,000	2.259		03/25/28	1,206,820
Cargill, Inc.
	1,050,000	5.125	(a)	10/11/32	1,052,888
Imperial Brands Finance PLC
EUR	355,000	3.375		02/26/26	368,913
Philip Morris International, Inc.
	$525,000	5.625		11/17/29	534,686

					3,208,837

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 1.2%
General Motors Financial Co., Inc.(d)
EUR	100,000	1.694%		03/26/25	$ 101,281
	195,000	0.850		02/26/26	186,678
	$1,725,000	1.500		06/10/26	1,497,352
	650,000	5.000		04/09/27	630,155
	375,000	3.850		01/05/28	343,031
	200,000	5.650		01/17/29	196,296
	650,000	4.300		04/06/29	583,479
Hyundai Capital America
	2,425,000	1.650	(a)(d)	09/17/26	2,099,662
PACCAR Financial Corp.
	725,000	0.900		11/08/24	676,519
Volkswagen Leasing GmbH
EUR	600,000	1.625		08/15/25	603,618

					6,918,071

Banks – 10.4%
ABN AMRO Bank NV (1 year CMT + 0.800%)
	$1,200,000	1.542	(a)(d)(g)	06/16/27	1,032,384
AIB Group PLC(d)(g)
(-1X 1 year EUR Swap + 0.750%)
EUR	375,000	0.500		11/17/27	339,929
(-1X 5 year EUR Swap + 3.300%)
	494,000	2.875		05/30/31	474,827
(3M USD LIBOR + 1.874%)
	$1,250,000	4.263	(a)	04/10/25	1,209,850
Australia & New Zealand Banking Group Ltd. (5 year CMT + 1.288%)
	750,000	2.950	(a)(d)(g)	07/22/30	677,153
Banco Santander SA
	800,000	2.706		06/27/24	767,936
	1,400,000	3.490		05/28/30	1,182,006
EUR	500,000	1.625		10/22/30	422,993
	$800,000	2.749		12/03/30	612,552
Bank of America Corp.(d)(g)
(3M USD LIBOR + 0.810%)
	2,900,000	3.366		01/23/26	2,766,368
(SOFR + 1.830%)
	1,431,000	4.571		04/27/33	1,311,154
(SOFR + 2.150%)
	375,000	2.592		04/29/31	305,906
Bank of Ireland Group PLC(d)(g)
(-1X 1 year EUR Swap + 0.770%)
EUR	625,000	0.375		05/10/27	573,915
(-1X 5 year EUR Swap + 1.650%)
	575,000	1.375		08/11/31	518,080
Barclays PLC(g)
(1 year CMT + 1.050%)
	$1,025,000	2.279	(d)	11/24/27	888,460
(1 year CMT + 3.500%)
	1,230,000	7.437		11/02/33	1,294,895
BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,397,176
	1,250,000	3.375		01/09/25	1,204,463
(5 year USD Swap + 1.483%)
	950,000	4.375	(a)(d)(g)	03/01/33	841,862
(SOFR + 1.004%)
	575,000	1.323	(a)(d)(g)	01/13/27	502,527

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA – (continued)
(SOFR + 2.074%)
	$550,000	2.219	%(a)(d)(g)	06/09/26	$ 506,737
BPCE SA(a)
	2,350,000	4.000		09/12/23	2,321,259
(SOFR + 1.520%)
	1,000,000	1.652	(d)(g)	10/06/26	888,920
(SOFR + 2.865%)
	300,000	5.748	(d)(g)	07/19/33	286,194
CaixaBank SA
EUR	400,000	1.125		05/17/24	415,000
(-1X 3M Euribor + 0.850%)
	700,000	0.375	(d)(g)	11/18/26	664,777
(-1X 3M Euribor + 1.000%)
	300,000	0.750	(d)(g)	05/26/28	269,814
(5 year EUR Swap + 1.680%)
	300,000	2.250	(d)(g)	04/17/30	292,840
Citigroup, Inc.
	$1,210,000	3.500		05/15/23	1,203,708
GBP	600,000	2.750	(d)	01/24/24	709,760
(SOFR + 0.686%)
	$1,575,000	0.776	(d)(g)	10/30/24	1,511,181
(SOFR + 2.842%)
	1,700,000	3.106	(d)(g)	04/08/26	1,607,928
Commonwealth Bank of Australia (5 year CMT + 2.050%)
	1,000,000	3.610	(a)(d)(g)	09/12/34	826,510
Credit Agricole SA(a)(d)(g)
(SOFR + 0.892%)
	1,100,000	1.247		01/26/27	963,402
(SOFR + 1.676%)
	300,000	1.907		06/16/26	273,531
Credit Suisse AG
	1,000,000	2.950		04/09/25	902,150
Credit Suisse Group AG(d)(g)
(-1X 1 year EUR Swap + 0.770%)
EUR	500,000	0.650		01/14/28	399,438
(-1X 1Y EUAMDB + 1.050%)
	200,000	1.000		06/24/27	168,039
(3M USD LIBOR + 1.410%)
	$2,800,000	3.869	(a)	01/12/29	2,238,264
(SOFR + 1.560%)
	1,550,000	2.593	(a)	09/11/25	1,372,866
Danske Bank A/S (1 year CMT + 1.750%)
	1,275,000	4.298	(a)(d)(g)	04/01/28	1,175,053
Deutsche Bank AG
	1,000,000	0.962		11/08/23	960,440
(-1X 3M Euribor + 2.050%)
EUR	400,000	1.750	(d)(g)	11/19/30	334,995
(SOFR + 1.870%)
	$275,000	2.129	(d)(g)	11/24/26	242,580
(SOFR + 2.159%)
	600,000	2.222	(d)(g)	09/18/24	579,360
Erste Group Bank AG (-1X 5Y EUAMDB + 2.100%)
EUR	600,000	1.625	(d)(g)	09/08/31	554,722
HSBC Holdings PLC
	$200,000	4.250		08/18/25	192,556
(3M USD LIBOR + 1.211%)
	2,150,000	3.803	(d)(g)	03/11/25	2,094,014

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
ING Groep NV(d)(g)
(-1X 5 year EUR Swap + 1.150%)
EUR	200,000	1.000%		11/16/32	$ 176,389
(-1X 5 year EUR Swap + 1.200%)
	400,000	1.000		11/13/30	377,128
(SOFR + 1.830%)
	$400,000	4.017		03/28/28	373,572
(SOFR + 2.070%)
	225,000	4.252		03/28/33	198,869
JPMorgan Chase & Co.(d)(g)
(3M USD LIBOR + 0.730%)
	305,000	3.559		04/23/24	303,042
(3M USD LIBOR + 0.890%)
	300,000	3.797		07/23/24	297,126
(SOFR + 1.260%)
	314,000	2.963		01/25/33	255,263
(SOFR + 1.560%)
	3,125,000	4.323		04/26/28	2,979,094
(SOFR + 1.800%)
	488,000	4.586		04/26/33	451,795
(SOFR + 2.515%)
	750,000	2.956		05/13/31	617,505
Macquarie Bank Ltd. (5 year CMT + 1.700%)
	800,000	3.052	(a)(d)(g)	03/03/36	580,416
Macquarie Group Ltd.(a)(d)(g)
(3M USD LIBOR + 1.372%)
	380,000	3.763		11/28/28	347,810
(SOFR + 1.069%)
	400,000	1.340		01/12/27	347,568
Morgan Stanley, Inc. (SOFR + 1.360%)
	775,000	2.484	(d)(g)	09/16/36	565,308
Santander UK Group Holdings PLC(d)(g)
(1 year CMT + 1.250%)
	1,000,000	1.532		08/21/26	880,320
(SOFR + 0.787%)
	1,250,000	1.089		03/15/25	1,169,938
Societe Generale SA (1 year CMT + 1.100%)
	1,500,000	1.488	(a)(d)(g)	12/14/26	1,307,085
Standard Chartered PLC(a)(d)(g)
(1 year CMT + 0.880%)
	325,000	1.214		03/23/25	304,922
(1 year CMT + 1.000%)
	1,550,000	1.456		01/14/27	1,346,361
The Norinchukin Bank
	1,050,000	1.284	(a)	09/22/26	913,710
UBS Group AG (1 year CMT + 2.400%)
	1,550,000	4.988	(a)(d)(g)	08/05/33	1,434,943
Wells Fargo & Co. (SOFR + 2.000%)
	2,450,000	2.188	(d)(g)	04/30/26	2,280,337
Westpac Banking Corp.(d)(g)
(5 year CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,100,148
(5 year CMT + 1.750%)
	475,000	2.668		11/15/35	352,892

					61,242,015

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages(d) – 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	$1,850,000	4.700%		02/01/36	$ 1,744,124
	750,000	4.900		02/01/46	686,325
Anheuser-Busch InBev SA
EUR	415,000	2.700		03/31/26	433,797
Anheuser-Busch InBev Worldwide, Inc.
	$700,000	4.500		06/01/50	618,625
Bacardi Ltd.
	1,200,000	4.700	(a)	05/15/28	1,152,744
Constellation Brands, Inc.
	1,500,000	4.400		11/15/25	1,474,875
	600,000	4.750		05/09/32	575,052
Diageo Finance PLC
EUR	180,000	2.375		05/20/26	185,879
Keurig Dr Pepper, Inc.
	$776,000	4.417		05/25/25	767,930

					7,639,351

Biotechnology(d) – 0.1%
Amgen, Inc.
	650,000	4.200		03/01/33	603,181

Building Materials(d) – 0.0%
Carrier Global Corp.
	145,000	2.493		02/15/27	130,794
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
	200,000	4.900		12/01/32	196,572

					327,366

Chemicals(d) – 0.4%
DuPont de Nemours, Inc.
	600,000	4.493		11/15/25	590,430
International Flavors & Fragrances, Inc.(a)
	450,000	1.230		10/01/25	397,863
	200,000	1.832		10/15/27	167,660
Syngenta Finance NV(a)
	550,000	4.441		04/24/23	547,701
	400,000	4.892		04/24/25	388,008

					2,091,662

Commercial Services – 0.1%
DP World Crescent Ltd.
	200,000	4.848		09/26/28	196,975
DP World Ltd.
	390,000	5.625		09/25/48	364,114

					561,089

Computers(d) – 1.2%
Dell International LLC/EMC Corp.
	1,250,000	6.020		06/15/26	1,276,112
	875,000	5.300		10/01/29	854,053
	75,000	6.200		07/15/30	76,364
Hewlett Packard Enterprise Co.
	1,200,000	4.450		10/02/23	1,192,740
	1,850,000	4.900		10/15/25	1,831,555

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(d) – (continued)
HP, Inc.
	$1,545,000	4.000%		04/15/29	$ 1,414,602
International Business Machines Corp.
	300,000	4.400		07/27/32	285,795

					6,931,221

Diversified Financial Services – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(d)
	525,000	3.000		10/29/28	440,627
	325,000	3.300		01/30/32	253,926
Air Lease Corp.(d)
	1,150,000	3.250		03/01/25	1,092,051
	575,000	2.875		01/15/26	532,410
Ally Financial, Inc.
	650,000	7.100		11/15/27	662,694
American Express Co.
	255,000	2.500	(d)	07/30/24	245,384
Aviation Capital Group LLC
	400,000	1.950	(a)(d)	01/30/26	348,464
Avolon Holdings Funding Ltd.
	400,000	3.950	(a)(d)	07/01/24	383,392
Capital One Financial Corp.
	505,000	3.300	(d)	10/30/24	487,391
Nomura Holdings, Inc.
	400,000	2.608		07/14/31	308,608

					4,754,947

Electrical – 1.6%
Ameren Corp.
	150,000	2.500	(d)	09/15/24	143,318
CMS Energy Corp. (5 year CMT + 2.900%)
	550,000	3.750	(d)(g)	12/01/50	414,860
Electricite de France SA
	1,450,000	4.500	(a)(d)	09/21/28	1,373,643
GBP	650,000	6.125		06/02/34	789,102
Enel Finance America LLC
	$675,000	2.875	(a)(d)	07/12/41	414,727
Enel SpA(d)(g)
(-1X 5 year EUR Swap + 1.719%)
EUR	1,275,000	1.375		12/31/99	1,079,452
(5 year EUR Swap + 2.580%)
	235,000	3.375		11/24/81	227,351
Engie SA
	200,000	1.000	(d)	03/13/26	196,624
Korea Hydro & Nuclear Power Co., Ltd.
	$630,000	4.250	(a)	07/27/27	602,752
Pacific Gas & Electric Co.(d)
	625,000	3.000		06/15/28	541,775
	250,000	2.500		02/01/31	194,373
	100,000	3.300		08/01/40	67,816
	750,000	4.950		07/01/50	587,595
	200,000	3.500		08/01/50	125,884
Sempra Energy
	700,000	3.400	(d)	02/01/28	650,440

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
TenneT Holding B.V.
EUR	1,125,000	4.500%		10/28/34	$ 1,247,260
	550,000	4.750		10/28/42	620,445

					9,277,417

Engineering & Construction(d) – 0.2%
Mexico City Airport Trust
	$540,000	3.875	(a)	04/30/28	491,670
	200,000	5.500	(a)	10/31/46	153,475
	200,000	5.500		07/31/47	154,000
Technip Energies NV
EUR	585,000	1.125		05/28/28	507,314

					1,306,459

Entertainment(a)(d) – 0.5%
Warnermedia Holdings, Inc.
	$1,875,000	4.054		03/15/29	1,625,081
	975,000	4.279		03/15/32	803,907
	483,000	5.050		03/15/42	371,427

					2,800,415

Environmental(d) – 0.0%
Waste Connections, Inc.
	289,000	4.200		01/15/33	268,481

Gas(d) – 0.1%
ONE Gas, Inc.
	828,000	1.100		03/11/24	794,093

Healthcare Providers & Services – 1.8%
Alcon Finance Corp.(a)
	1,014,000	5.375		12/06/32	1,023,278
	375,000	5.750		12/06/52	380,415
American Medical Systems Europe BV
EUR	1,325,000	0.750	(d)	03/08/25	1,330,295
DENTSPLY SIRONA, Inc.
	$775,000	3.250	(d)	06/01/30	641,894
GE Healthcare Holding LLC(a)
	810,000	5.905		11/22/32	840,415
	550,000	6.377		11/22/52	589,715
HCA, Inc.(a)(d)
	250,000	3.375		03/15/29	219,098
	1,575,000	3.625		03/15/32	1,332,182
Medtronic Global Holdings SCA
EUR	400,000	0.250	(d)	07/02/25	395,621
Smith & Nephew PLC
	375,000	4.565		10/11/29	400,399
Thermo Fisher Scientific Finance I B.V.
	675,000	0.000	(d)	11/18/25	654,482
Thermo Fisher Scientific, Inc.
	$325,000	4.950		11/21/32	330,460
UnitedHealth Group, Inc.
	600,000	4.200	(d)	05/15/32	570,282
	550,000	5.350		02/15/33	569,663
	375,000	4.750	(d)	05/15/52	347,520
	675,000	5.875	(d)	02/15/53	732,874

					10,358,593

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(d) – 1.0%
Allianz SE(g)
(-1X 5 year EUR Swap + 2.770%)
EUR	800,000	2.625%		12/31/99	$ 631,334
(5 year CMT + 2.165%)
	$800,000	3.200	(a)	12/31/99	595,976
American International Group, Inc.
	1,075,000	3.900		04/01/26	1,039,858
Aviva PLC (5 year UK Government Bond + 2.850%)
GBP	450,000	6.125	(g)	11/14/36	543,114
CNP Assurances
EUR	700,000	0.375		03/08/28	596,552
Corebridge Financial, Inc.
	$1,450,000	3.900	(a)	04/05/32	1,270,055
Helvetia Europe SA (-1X 5 year EUR Swap + 3.950%)
EUR	550,000	2.750	(g)	09/30/41	455,702
Legal & General Group PLC (-1X 5 year UK Government Bond + 4.050%)
GBP	500,000	3.750	(g)	11/26/49	505,093

					5,637,684

Internet – 0.4%
Booking Holdings, Inc.
	$300,000	4.625	(d)	04/13/30	290,286
EUR	650,000	4.750		11/15/34	705,352
Expedia Group, Inc.
	$1,150,000	3.250	(d)	02/15/30	975,982
Prosus NV(a)(d)
	210,000	3.680		01/21/30	174,077
	200,000	4.027		08/03/50	126,850
	200,000	3.832		02/08/51	122,288

					2,394,835

Iron/Steel(d) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650		10/15/27	1,068,323

Lodging(d) – 0.3%
Marriott International, Inc.
	515,000	5.000		10/15/27	508,686
	1,500,000	4.650		12/01/28	1,439,265

					1,947,951

Media(d) – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
	900,000	4.500		02/01/24	889,146
	3,400,000	4.908		07/23/25	3,334,380
	650,000	4.800		03/01/50	475,624
Comcast Corp.
	1,000,000	3.700		04/15/24	984,700

					5,683,850

Mining – 0.6%
Glencore Finance Europe Ltd.
GBP	125,000	3.125	(d)	03/26/26	139,904
Glencore Funding LLC(a)
	$1,400,000	4.125		05/30/23	1,392,636
	650,000	4.125	(d)	03/12/24	638,833

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Glencore Funding LLC(a) – (continued)
	$455,000	1.625	%(d)	04/27/26	$ 402,703
	775,000	4.875	(d)	03/12/29	742,915
Newmont Corp.
	400,000	2.600	(d)	07/15/32	318,716

					3,635,707

Miscellaneous Manufacturing – 0.7%
Eaton Corp.
	725,000	4.150	(d)	03/15/33	675,461
GE Capital Funding LLC
	1,500,000	4.550	(d)	05/15/32	1,423,680
General Electric Co.
	800,000	6.750		03/15/32	886,552
Teledyne Technologies, Inc.
	1,250,000	0.950	(d)	04/01/24	1,183,850

					4,169,543

Multi-National – 2.1%
Asian Development Bank
GBP	4,200,000	1.125		06/10/25	4,714,390
European Investment Bank
EUR	1,240,000	0.875		01/14/28	1,197,675
	4,410,000	2.250		03/15/30	4,469,070
FMS Wertmanagement(h)
GBP	1,100,000	1.375	(i)	03/07/25	1,246,889
The African Export-Import Bank(a)(d)
	$390,000	2.634		05/17/26	345,743
	360,000	3.798		05/17/31	297,018

					12,270,785

Oil Field Services – 0.5%
BP Capital Markets PLC(d)(g)
(-1X 5 year EUR Swap + 3.880%)
EUR	412,000	3.250		12/31/99	405,148
(-1X 5 year EUR Swap + 4.120%)
	400,000	3.625		12/31/99	368,269
Pertamina Persero PT
	$200,000	6.500		05/27/41	201,975
Qatar Energy
	820,000	3.300	(a)(d)	07/12/51	600,291
Wintershall Dea Finance B.V.
EUR	1,300,000	1.332	(d)	09/25/28	1,128,324

					2,704,007

Packaging(d) – 0.1%
Berry Global, Inc.
	270,000	1.500		01/15/27	257,544
Smurfit Kappa Acquisitions ULC
	185,000	2.875		01/15/26	192,090

					449,634

Pharmaceuticals(d) – 0.9%
AbbVie, Inc.
	$300,000	3.750		11/14/23	297,066
	1,350,000	2.600		11/21/24	1,292,517
Bayer US Finance II LLC(a)
	750,000	3.875		12/15/23	738,383
	1,000,000	4.250		12/15/25	971,100

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(d) – (continued)
Becton Dickinson & Co.
	$1,484,000	3.363%		06/06/24	$ 1,447,731
EUR	185,000	0.034		08/13/25	179,877
CVS Health Corp.
	$300,000	2.625		08/15/24	288,030
McKesson Corp.
EUR	125,000	1.500		11/17/25	125,604

					5,340,308

Pipelines – 0.7%
Abu Dhabi Crude Oil Pipeline LLC
	$1,260,000	4.600	(a)	11/02/47	1,154,711
Energy Transfer LP
	250,000	5.250	(d)	04/15/29	242,375
Enterprise Products Operating LLC
	500,000	3.750	(d)	02/15/25	486,220
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(a)	03/31/36	160,288
	599,249	2.940		09/30/40	479,324
Sabine Pass Liquefaction LLC
	1,500,000	5.625	(d)	03/01/25	1,503,555

					4,026,473

Real Estate(d) – 0.6%
Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	450,000	2.200		07/24/25	428,195
	301,000	1.250		04/26/27	251,098
	575,000	1.000		05/04/28	448,102
	600,000	1.750		03/12/29	469,782
Heimstaden Bostad Treasury BV
	300,000	1.375		07/24/28	240,042
Logicor Financing S.a.r.l.
	600,000	2.250		05/13/25	586,161
	550,000	3.250		11/13/28	493,176
	325,000	1.625		01/17/30	253,599
SBB Treasury Oyj
	950,000	0.750		12/14/28	648,362

					3,818,517

Real Estate Investment Trust(d) – 0.5%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	96,136
National Retail Properties, Inc.
	375,000	3.900		06/15/24	366,401
Realty Income Corp.
	900,000	4.625		11/01/25	892,665
Simon Property Group LP
	576,000	2.750		06/01/23	569,889
Spirit Realty LP
	300,000	2.100		03/15/28	244,485
WEA Finance LLC/Westfield UK & Europe Finance PLC
	400,000	3.750	(a)	09/17/24	378,076
Weyerhaeuser Co.
	250,000	4.000		03/09/52	189,500

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(d) – (continued)
WP Carey, Inc.
	$240,000	4.600%		04/01/24	$ 237,737
	170,000	4.000		02/01/25	165,784

					3,140,673

Retailing(d) – 0.7%
AutoNation, Inc.
	200,000	1.950		08/01/28	159,782
CK Hutchison International 20 Ltd.
	200,000	2.500	(a)	05/08/30	168,132
Dollar Tree, Inc.
	650,000	4.000		05/15/25	634,797
Lowe’s Cos., Inc.
	325,000	4.250		04/01/52	260,283
McDonald’s Corp.
	237,000	4.600		09/09/32	232,037
Starbucks Corp.
	700,000	3.000		02/14/32	598,479
The Home Depot, Inc.
	600,000	4.500		09/15/32	587,952
Walgreens Boots Alliance, Inc.
	1,375,000	0.950		11/17/23	1,326,036

					3,967,498

Semiconductors(d) – 0.5%
Broadcom, Inc.(a)
	175,000	3.469		04/15/34	138,749
	2,784,000	3.137		11/15/35	2,042,509
	350,000	4.926		05/15/37	305,910
Intel Corp.
	150,000	4.150		08/05/32	140,264
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	695,000	3.250		11/30/51	433,944

					3,061,376

Software – 0.7%
Fidelity National Information Services, Inc.(d)
EUR	400,000	0.750		05/21/23	424,990
	550,000	0.625		12/03/25	535,789
Oracle Corp.
	$1,200,000	2.875	(d)	03/25/31	995,556
	450,000	6.250		11/09/32	472,523
	850,000	3.950	(d)	03/25/51	612,416
	900,000	6.900		11/09/52	973,926
VMware, Inc.
	250,000	1.800	(d)	08/15/28	204,105

					4,219,305

Sovereign – 0.3%
European Financial Stability Facility(h)
EUR	1,170,000	0.875	(i)	04/10/35	947,323
European Union
	820,000	0.200		06/04/36	585,410

					1,532,733

Telecommunication Services – 1.5%
AT&T, Inc.(d)
	$1,879,000	2.550		12/01/33	1,444,951
EUR	600,000	1.800		09/14/39	443,988
	350,000	4.750		05/15/46	298,673
	400,000	3.650		06/01/51	282,904

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Deutsche Telekom International Finance B.V.
	$500,000	2.485	%(a)(d)	09/19/23	$ 489,435
Telefonica Emisiones SA
GBP	450,000	5.445		10/08/29	538,783
T-Mobile USA, Inc.(d)
	$500,000	3.500		04/15/25	481,340
	900,000	3.750		04/15/27	848,565
	900,000	3.875		04/15/30	816,957
	1,675,000	2.550		02/15/31	1,365,008
	375,000	2.700		03/15/32	303,487
	1,525,000	5.200		01/15/33	1,509,948
Vodafone Group PLC
EUR	165,000	1.875	(d)	09/11/25	168,791

					8,992,830

Transportation(d) – 0.2%
CSX Corp.
	$1,025,000	4.100		11/15/32	960,148

TOTAL CORPORATE OBLIGATIONS (Cost $224,701,993)					$ 201,640,044

Mortgage-Backed Obligations – 31.0%
FNMA Collateral – 0.2%
UMBS, 30 Year, Single Family – 0.2%
UMBS, 30 Year, Single Family
	$1,000,000	5.000%		01/12/53	$ 986,094

Collateralized Mortgage Obligations – 1.2%
Interest Only – 0.3%
FHLMC REMIC Series 3852, Class SW (-1X 1M USD LIBOR + 6.000%)
	$122,496	1.682	%(g)	05/15/41	$ 10,433
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
	130,272	1.732	(g)	03/15/44	12,495
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR + 6.000%)
	456,430	1.682	(g)	05/15/46	47,409
FHLMC REMIC Series 4998, Class GI
	960,640	4.000		08/25/50	188,765
FHLMC REMIC Series 5002, Class SJ (-1X 1M USD LIBOR + 6.100%)
	1,100,169	1.711	(g)	07/25/50	123,580
FHLMC REMIC Series 5012, Class DI
	183,213	4.000		09/25/50	36,124
FHLMC REMIC Series 5020, Class IH
	967,606	3.000		08/25/50	154,801
FNMA REMIC Series 2011-124, Class SC (-1X 1M USD LIBOR + 6.550%)
	125,337	2.161	(g)	12/25/41	13,330
FNMA REMIC Series 2012-5, Class SA (-1X 1M USD LIBOR + 5.950%)
	179,359	1.561	(g)	02/25/42	16,316

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
FNMA REMIC Series 2014-6, Class SA (-1X 1M USD LIBOR + 6.600%)
$167,680	2.211	%(g)	02/25/44	$ 18,081
FNMA REMIC Series 2017-31, Class SG (-1X 1M USD LIBOR + 6.100%)
357,154	1.711	(g)	05/25/47	40,335
FNMA REMIC Series 2018-17, Class CS (-1X 1M USD LIBOR + 3.450%)
878,305	0.336	(g)	03/25/48	14,079
FNMA REMIC Series 2020-60, Class NI
170,150	4.000		09/25/50	33,549
GNMA REMIC Series 2010-20, Class SE (-1X 1M USD LIBOR + 6.250%)
319,944	1.897	(g)	02/20/40	31,492
GNMA REMIC Series 2013-124, Class CS (-1X 1M USD LIBOR + 6.050%)
263,784	1.697	(g)	08/20/43	27,231
GNMA REMIC Series 2013-152, Class TS (-1X 1M USD LIBOR + 6.100%)
90,688	1.747	(g)	06/20/43	8,176
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
160,419	1.747	(g)	10/20/43	7,943
GNMA REMIC Series 2015-111, Class IM
262,737	4.000		08/20/45	39,730
GNMA REMIC Series 2015-123, Class SP (-1X 1M USD LIBOR + 6.250%)
161,617	1.897	(g)	09/20/45	17,277
GNMA REMIC Series 2015-129, Class IC
105,562	4.500		09/16/45	19,374
GNMA REMIC Series 2015-167, Class AS (-1X 1M USD LIBOR + 6.250%)
96,803	1.897	(g)	11/20/45	9,526
GNMA REMIC Series 2016-1, Class ST (-1X 1M USD LIBOR + 6.200%)
119,665	1.847	(g)	01/20/46	11,813
GNMA REMIC Series 2016-138, Class GI
281,470	4.000		10/20/46	49,607
GNMA REMIC Series 2016-27, Class IA
122,578	4.000		06/20/45	15,271
GNMA REMIC Series 2018-122, Class SE (-1X 1M USD LIBOR + 6.200%)
329,681	1.847	(g)	09/20/48	32,965
GNMA REMIC Series 2018-137, Class SN (-1X 1M USD LIBOR + 6.150%)
362,054	1.797	(g)	10/20/48	35,284
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
193,848	1.797	(g)	10/20/48	18,317
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
163,272	1.697	(g)	01/20/49	15,263
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
1,108,083	1.697	(g)	09/20/49	117,338
GNMA REMIC Series 2019-110, Class SD (-1X 1M USD LIBOR + 6.100%)
435,132	1.747	(g)	09/20/49	39,281

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
GNMA REMIC Series 2019-110, Class SE (-1X 1M USD LIBOR + 6.100%)
$425,992	1.747	%(g)	09/20/49	$ 42,034
GNMA REMIC Series 2019-151, Class IA
1,548,478	3.500		12/20/49	263,220
GNMA REMIC Series 2019-151, Class NI
576,196	3.500		10/20/49	86,784
GNMA REMIC Series 2019-20, Class SF (-1X 1M USD LIBOR + 3.790%)
412,319	0.301	(g)	02/20/49	10,531
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
113,958	1.747	(g)	06/20/49	10,339
GNMA REMIC Series 2020-146, Class KI
1,283,526	2.500		10/20/50	167,926
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR + 6.050%)
452,874	1.697	(g)	04/20/50	46,801
GNMA REMIC Series 2020-61, Class SW (-1X 1M USD LIBOR + 6.050%)
515,344	1.697	(g)	08/20/49	48,864
GNMA REMIC Series 2020-78, Class DI
651,902	4.000		06/20/50	119,689

				2,001,373

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2011-52, Class GB
182,059	5.000		06/25/41	183,419
FNMA REMIC Series 2011-99, Class DB
169,873	5.000		10/25/41	171,095
FNMA REMIC Series 2012-111, Class B
21,930	7.000		10/25/42	23,277
FNMA REMIC Series 2012-153, Class B
88,192	7.000		07/25/42	94,289
OBX Trust Series 2022-NQM7, Class A1
172,854	5.110	(a)(j)	08/25/62	170,528

				642,608

Sequential Floating Rate – 0.8%
Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
41,620	3.548	(g)	09/25/35	36,495
Bellemeade Re Ltd. Series 2021-2A, Class M1B (SOFR30A + 1.500%)
365,000	5.428	(a)(g)	06/25/31	347,955
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (SOFR30A + 1.650%)
285,000	5.578	(a)	12/25/41	268,672
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (SOFR30A + 1.550%)
318,000	5.478	(a)	10/25/41	309,894
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (SOFR30A + 1.900%)
268,633	5.828	(a)(g)	04/25/42	266,676
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (SOFR30A + 3.000%)
227,000	6.928	(a)(g)	04/25/42	219,637

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2 (SOFR30A + 1.650%)
$186,552	5.578	%(a)	01/25/34	$ 183,666
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (SOFR30A + 1.000%)
598,626	4.928	(a)	01/25/42	584,317
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M3 (1M USD LIBOR + 3.800%)
367,145	8.189	(g)	03/25/29	374,441
GCAT Trust Series 22-NQM4, Class A1
170,380	5.269	(a)(j)	08/25/67	171,321
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
198,844	3.446		08/19/36	158,871
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
1,175,206	2.520	(a)	05/25/52	961,805
JPMorgan Mortgage Trust Series 2022-LTV1, Class A2
377,773	3.520	(a)	07/25/52	308,731
Mill City Mortgage Loan Trust Series 2017-2, Class A3
209,037	3.128	(a)	07/25/59	196,269
Sequoia Mortgage Trust Series 2004-10, Class A3A (6M USD LIBOR + 0.660%)
34,297	5.375	(g)	11/20/34	30,488
Verus Securitization Trust Series 2021-8, Class A1
139,104	1.824	(a)	11/25/66	118,335
Verus Securitization Trust Series 2022-INV1, Class A1
97,011	5.041	(a)(j)	08/25/67	95,943

				4,633,516

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				7,277,497

Commercial Mortgage-Backed Securities – 2.4%
Sequential Fixed Rate – 1.1%
BANK Series 2018-BN14, Class D
$350,000	3.000	%(a)	09/15/60	$ 240,026
BANK Series 2019-BNK19, Class D
200,000	3.000	(a)	08/15/61	127,304
BBCMS Mortgage Trust Series 2022-C17, Class A5
2,000,000	4.441		09/15/55	1,898,742
BX Trust Series 2022, Class A
1,650,000	5.760	(a)	10/13/27	1,618,222
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(a)	09/15/50	279,407
DOLP Trust Series 2021-NYC, Class A
1,500,000	2.956	(a)	05/10/41	1,196,567
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626		04/15/54	904,411

				6,264,679

Sequential Floating Rate – 1.3%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
850,000	2.778		11/15/54	654,711
BANK Series 2017-BNK4, Class C
900,000	4.372		05/15/50	771,490
BANK Series 2022-BNK40, Class A4
1,150,000	3.394		03/15/64	1,014,789

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BX Trust Series 2021-ARIA, Class C (1M USD LIBOR + 1.646%)
$950,000	5.964	%(a)(g)	10/15/36	$ 886,299
BX Trust Series 2022-PSB, Class A (1M TSFR LIBOR + 2.451%)
1,186,276	6.787	(a)(g)	08/15/39	1,183,768
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A (1M TSFR LIBOR + 2.186%)
950,000	6.522	(a)(g)	05/15/37	921,802
Wells Fargo Commercial Mortgage Trust Series 2019-C53, Class B
1,300,000	3.514		10/15/52	1,066,539
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
1,250,000	4.000	(g)	04/15/55	1,137,470

				7,636,868

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 13,901,547

Federal Agencies – 27.2%
FHLMC – 0.0%
$1,795	5.000%		01/01/33	$ 1,802
170	5.000		06/01/33	171
1,973	5.000		07/01/33	1,982
2,602	5.000		08/01/33	2,614
475	5.000		10/01/33	477
1,117	5.000		11/01/33	1,121
573	5.000		12/01/33	576
1,909	5.000		02/01/34	1,918
853	5.000		03/01/34	857
1,542	5.000		04/01/34	1,551
2,113	5.000		05/01/34	2,122
31,214	5.000		06/01/34	31,355
729	5.000		11/01/34	732
8,125	5.000		04/01/35	8,161
52	5.000		11/01/35	52
2,712	5.000		02/01/37	2,703
9,194	5.000		01/01/40	9,294
5,934	4.000		06/01/40	5,752
44,088	4.000		02/01/41	42,661
3,229	4.000		11/01/41	3,126

				119,027

FNMA – 0.2%
994,237	5.500		09/01/52	1,012,287

[H]4GNMA – 5.4%
184,600	4.000		11/20/44	179,016
17,228	4.000		05/20/45	16,706
396,851	4.000		07/20/45	384,845
274,489	4.000		01/20/46	265,327
96,860	4.500		02/20/48	95,590
32,439	4.500		03/20/48	31,983
112,567	4.500		04/20/48	110,740
255,803	4.500		05/20/48	251,410
356,023	4.500		08/20/48	349,574
205,827	5.000		08/20/48	207,042
1,664,324	4.500		09/20/48	1,634,178

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$238,901	5.000%	09/20/48	$ 240,311
233,956	5.000	10/20/48	235,191
963,765	5.000	11/20/48	968,851
393,341	5.000	12/20/48	395,417
1,273,870	4.500	01/20/49	1,251,592
671,024	5.000	01/20/49	673,884
348,973	4.500	02/20/49	342,870
249,497	4.500	03/20/49	245,134
381,701	5.000	03/20/49	383,208
712,735	3.000	08/20/49	641,786
555,637	4.500	10/20/49	543,662
210,799	4.500	12/20/49	205,992
2,301,587	3.000	03/20/50	2,067,412
840,253	3.000	07/20/51	752,457
915,731	3.000	12/20/51	818,547
2,698,413	3.000	02/20/52	2,405,344
1,000,000	2.000	01/23/53(k)	838,970
2,000,000	2.500	01/23/53(k)	1,732,486
3,000,000	3.000	TBA-30yr(k)	2,672,030
3,000,000	5.000	TBA-30yr(k)	2,972,543
8,000,000	5.500	TBA-30yr(k)	8,040,526

			31,954,624

Malaysian Ringgit – 2.3%
13,935,049	4.500	10/20/52	13,503,312

UMBS – 8.5%
91,359	2.000	08/01/52	74,349
160,942	4.500	07/01/36	159,300
11,469	4.500	12/01/36	11,352
4,598	4.500	05/01/38	4,554
12,398	4.500	05/01/39	12,269
8,771	4.500	06/01/39	8,680
4,309	4.500	08/01/39	4,265
5,292	4.500	09/01/39	5,241
9,483	4.500	10/01/39	9,391
4,046	4.500	03/01/40	4,006
52,817	4.500	04/01/40	52,295
5,309	4.500	12/01/40	5,256
42,213	4.500	01/01/41	41,795
15,336	4.500	04/01/41	15,180
25,578	4.500	06/01/41	25,318
23,939	4.500	07/01/41	23,694
35,829	4.500	08/01/41	35,485
98,545	4.500	09/01/41	97,541
49,765	4.500	10/01/41	49,257
64,501	4.500	11/01/41	63,843
52,017	4.500	12/01/41	51,487
45,515	4.500	01/01/42	44,668
3,324	4.500	03/01/42	3,322
11,871	4.500	04/01/42	11,746
55,126	3.000	12/01/42	50,209
132,074	3.000	01/01/43	120,458
186,275	3.000	04/01/43	169,892
1,196,977	4.000	12/01/44	1,157,337
219,598	4.500	06/01/45	216,955
1,827,668	3.500	07/01/45	1,692,704
4,220,778	4.000	08/01/45	4,084,424

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$962,668	4.500%	11/01/47	$ 949,810
2,800,091	4.000	01/01/48	2,692,484
16,474	4.500	08/01/48	16,135
298,105	4.500	09/01/48	294,868
207,176	5.000	11/01/48	209,903
927,816	3.000	02/01/49	833,234
13,452	4.500	03/01/49	13,164
1,112,135	3.500	07/01/49	1,034,189
952,220	4.000	07/01/49	908,457
723,152	3.500	08/01/49	672,469
453,564	4.500	10/01/50	444,105
2,685,421	3.000	12/01/50	2,399,726
158,684	2.500	03/01/51	136,707
2,877,394	2.500	05/01/51	2,455,212
762,220	2.000	07/01/51	622,234
991,766	2.000	08/01/51	809,338
2,903,631	2.500	09/01/51	2,482,890
801,632	2.500	10/01/51	688,858
828,138	2.500	11/01/51	711,636
1,843,638	2.000	01/01/52	1,504,844
914,321	2.000	02/01/52	745,538
460,268	2.000	03/01/52	374,586
953,384	4.500	04/01/52	918,638
2,156,360	2.000	04/01/52	1,754,942
6,330,796	2.000	05/01/52	5,152,088
63,184	5.000	05/01/52	63,364
2,064,669	5.000	06/01/52	2,072,982
448,373	2.000	06/01/52	365,287
4,595,188	5.000	07/01/52	4,608,531
970,448	4.500	08/01/52	946,038
1,041,335	5.000	08/01/52	1,041,216
993,205	3.000	08/01/52	883,040
999,999	2.000	09/01/52	814,693
1,987,245	5.500	11/01/52	2,023,323

			49,950,802

UMBS, 30 Year, Single Family – 10.8%
15,000,000	6.000	01/12/53(k)	15,232,038
27,000,000	5.500	01/23/53(k)	27,080,168
7,000,000	3.500	TBA-30yr	6,366,168
10,000,000	3.000	02/25/52(k)	8,785,156
3,000,000	2.500	TBA-30yr(k)	2,543,438
3,999,998	2.000	04/01/52	3,255,377
			63,262,345

TOTAL FEDERAL AGENCIES			$159,802,397

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $188,946,915)			$181,967,535

Asset-Backed Securities(g) – 5.4%
Collateralized Loan Obligations(a) – 3.9%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
$2,100,000	5.379%	01/15/33	$ 2,061,140

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(g) – (continued)
Collateralized Loan Obligations(a) – (continued)
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
$2,100,000	5.299%		04/15/33	$ 2,059,071
Ares LXIV CLO Ltd. Series 22-64A, Class A1 (TSFR3M + 1.440%)
3,225,000	5.304		04/15/35	3,146,245
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
5,300,000	5.319		04/15/33	5,213,562
LCM 38 Ltd. (TSFR3M + 2.100%)
950,000	4.592		07/15/34	942,214
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
1,800,000	5.371		04/14/33	1,757,659
OZLM Ltd.Series 2015-14A, Class CRR (3M USD LIBOR + 3.390%)
1,700,000	7.469		07/15/34	1,510,419
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
900,000	8.393		04/20/32	791,607
Venture CLO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
3,475,000	5.359		04/15/33	3,382,186
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
2,100,000	5.139		04/15/31	2,066,847

				22,930,950

Student Loan – 1.5%
ECMC Group Student Loan Trust Series 2017-1A, Class A (1M USD LIBOR + 1.200%)
2,577,793	5.589	(a)	12/27/66	2,491,192
Educational Services of America, Inc. Series 2015-2, Class A (1M USD LIBOR + 1.000%)
258,303	5.389	(a)	12/25/56	258,850
Higher Education Funding I Series 2014-1, Class A (3M USD LIBOR + 1.050%)
473,734	5.807	(a)	05/25/34	473,321
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
141,447	5.707		02/25/42	139,833
Navient Student Loan Trust Series 2017-2A, Class A (1M USD LIBOR + 1.050%)
4,065,896	5.439	(a)	12/27/66	3,974,092
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
1,298,657	5.539	(a)	09/25/65	1,277,011

				8,614,299

TOTAL ASSET-BACKED SECURITIES (Cost $32,356,110)				$ 31,545,249

Principal Amount		Interest Rate	Maturity Date	Value

Agency Debentures – 0.2%
United States Dollar – 0.2%
FHLMC
	$1,160,000	6.750%	03/15/31	$ 1,364,879
(Cost $1,388,219)

TOTAL AGENCY DEBENTURES (Cost $1,388,219)				$ 1,364,879

Structured Note(a) – 0.2%
Banks – 0.2%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA)
IDR	15,414,000,000	7.500%	06/17/35	$ 1,016,378
(Cost $1,112,346)

TOTAL STRUCTURED NOTES (Cost $1,112,346)				$ 1,016,378

U.S. Treasury Obligations – 0.1%
United States Treasury Bonds
	$1,080,000	1.875%	11/15/51	$ 687,487
(Cost $812,827)

Shares	Dividend Rate	Value

Investment Company – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,605,444	4.159%	$ 6,605,444
(Cost $6,605,444)

TOTAL INVESTMENTS – 108.5% (Cost $672,631,053)		$637,699,687

OTHER ASSETS IN EXCESS OF LIABILITIES – (8.5)%		(50,016,222)

NET ASSETS – 100.0%		$587,683,465

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Actual maturity date is September 20, 2117.

(c)	Actual maturity date is June 30, 2120.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Actual maturity date is July 28, 2121.

(f)	Actual maturity date is April 03, 2120.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $2,194,212, which represents approximately 0% of the Fund’s net assets as of December 31, 2022.

(i)	Guaranteed by a foreign government until maturity.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2022.

(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $69,897,355 which represents approximately 11.9% of net assets as of December 31, 2022.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	479,000	NZD	512,916	03/15/23	$1,212
	AUD	3,323,857	USD	2,255,576	03/15/23	14,393
	CAD	922,900	USD	678,487	03/15/23	3,529
	CHF	758,385	EUR	768,000	03/15/23	574
	CHF	1,033,146	USD	1,119,673	03/15/23	6,882
	CLP	748,558,509	USD	859,953	01/03/23	22,257
	CLP	509,819,670	USD	551,190	01/10/23	49,250
	CNH	4,893,849	USD	707,962	03/15/23	3,320
	COP	2,814,126,066	USD	554,027	01/23/23	23,817
	CZK	448,164	USD	19,392	03/15/23	359
	EUR	306,000	CHF	301,695	03/15/23	288
	EUR	390,262	GBP	338,115	03/15/23	10,396
	EUR	396,161	NZD	660,729	03/15/23	6,440
	EUR	606,851	SEK	6,696,676	03/15/23	8,440
	EUR	23,351,055	USD	24,414,599	01/06/23	592,173
	EUR	2,567,863	USD	2,743,585	03/15/23	19,471
	GBP	132,673	USD	159,976	03/15/23	720
	JPY	51,310,375	USD	389,888	03/15/23	5,082
	JPY	285,742,480	USD	2,192,122	03/16/23	7,741
	MXN	154,834	USD	7,700	03/15/23	136
	NOK	9,039,788	USD	910,763	03/15/23	14,998
	NZD	537,494	USD	336,202	03/15/23	5,328
	SGD	533,375	USD	395,546	03/15/23	3,163
	TWD	19,627,258	USD	637,746	01/03/23	1,286
	USD	173,309	BRL	904,274	01/04/23	2,188
	USD	299,985	BRL	1,559,758	02/02/23	6,481
	USD	420,184	EUR	390,262	03/15/23	257
	USD	15,240,883	GBP	12,359,310	02/23/23	278,685
	USD	3,437,214	GBP	2,792,530	03/15/23	54,858
	USD	1,058,859	ILS	3,614,928	03/15/23	26,110
	USD	1,336,903	ILS	4,594,000	03/17/23	24,260
	USD	649,929	NZD	1,018,976	03/15/23	2,460
	USD	2,192,949	SEK	22,557,405	03/15/23	21,855
	USD	1,354,688	THB	46,278,286	03/15/23	8,606
	USD	418,871	TWD	12,823,732	01/03/23	1,351
	ZAR	2,753,287	USD	157,345	03/15/23	3,658

TOTAL						$1,232,024

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	1,815,223	USD	349,767	01/04/23	$(6,262)
	CHF	379,957	USD	414,678	03/15/23	(368)
	COP	792,635,845	USD	163,565	01/23/23	(808)
	EUR	385,562	NZD	653,369	03/15/23	(289)
	GBP	659,947	USD	801,939	02/23/23	(3,006)
	GBP	669,544	USD	826,283	03/15/23	(15,321)
	ILS	564,424	USD	164,268	03/15/23	(3,018)
	INR	127,227	USD	1,539	02/16/23	(5)
	NZD	962,799	AUD	902,262	03/15/23	(4,411)
	NZD	652,088	EUR	389,128	03/15/23	(4,364)
	NZD	2,688,401	USD	1,718,993	03/15/23	(10,753)
	SEK	4,272,026	EUR	392,902	03/15/23	(11,596)
	TWD	19,627,258	USD	642,716	01/03/23	(3,684)
	TWD	6,803,526	USD	224,576	03/27/23	(1,097)
	USD	168,006	BRL	910,949	01/04/23	(4,378)
	USD	6,713,141	CAD	9,172,084	03/08/23	(64,459)
	USD	294,422	CHF	272,218	03/15/23	(2,408)
	USD	846,645	CLP	748,558,509	01/03/23	(35,566)
	USD	969,122	CLP	915,900,554	01/10/23	(109,580)
	USD	664,585	CNH	4,619,595	03/15/23	(6,836)
	USD	746,755	COP	3,727,869,500	01/23/23	(18,713)
	USD	94,052,622	EUR	94,502,264	01/06/23	(7,150,370)
	USD	995,503	EUR	933,202	03/15/23	(8,636)
	USD	2,287,719	IDR	35,611,321,465	03/16/23	(10,522)
	USD	33,608,967	JPY	4,783,989,757	01/06/23	(2,873,015)
	USD	23,131,089	JPY	3,345,900,439	02/06/23	(2,489,960)
	USD	80,243,069	JPY	10,483,275,465	03/16/23	(465,162)
	USD	4,049,183	KRW	5,232,759,550	03/16/23	(113,804)
	USD	243,627	NOK	2,386,130	03/15/23	(736)
	USD	1,608,793	NZD	2,553,121	03/15/23	(13,488)
	USD	87,714	PLN	393,891	03/15/23	(1,612)
	USD	1,388,596	SGD	1,974,906	01/31/23	(86,714)
	USD	859,128	TWD	26,430,784	01/03/23	(1,415)

TOTAL						$(13,522,356)

FORWARD SALES CONTRACTS — At December 31, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	2.000%	TBA-30yr		$(8,000,000)	$(6,529,750)
GNMA	4.500	TBA-30yr		(19,000,000)	(18,436,107)

(PROCEEDS RECEIVABLE: $(25,485,547))					$(24,965,857)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	64	03/29/23	$7,729,543	$(429,517)
30 Year German Euro-Buxl	24	03/08/23	3,474,422	(627,019)
5 Year German Euro-Bobl	126	03/08/23	16,237,242	(433,729)
5 Year U.S. Treasury Notes	37	03/31/23	3,993,398	(6,132)
Australian 10 Year Government Bonds	60	03/15/23	4,725,704	(279,965)
Australian 3 Year Government Bonds	92	03/15/23	6,689,553	(90,606)
Canada 10 Year Government Bonds	104	03/22/23	9,412,999	(225,283)
Euro-Btp Future Mar23 Xeur 20230308	20	03/08/23	2,331,867	(173,014)
Euro-Schatz Fut Mar23 Xeur 20230308	156	03/08/23	17,604,099	(202,711)
French 10 Year Government Bonds	63	03/08/23	8,584,898	(607,316)
Japan 10 Year Government Bonds	18	03/13/23	19,950,320	(345,680)
Ultra Long U.S. Treasury Bonds	107	03/22/23	14,299,687	(616,922)

Total				$(4,037,894)

Short position contracts:
10 Year U.S. Treasury Notes	(64)	03/22/23	(7,486,219)	(10,711)
2 Year U.S. Treasury Notes	(276)	03/31/23	(56,601,563)	39,149

Total				$28,438

TOTAL FUTURES CONTRACTS				$(4,009,456)

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR(a)	3.271(a)	Citibank NA	12/21/31	MYR	1,540	$(20,078)	$—	$(20,078)
3M KLIBOR(a)	3.735(a)	Citibank NA	07/14/32		1,950	(9,213)	—	(9,213)
3M KLIBOR(a)	3.750(a)	Citibank NA	12/21/32		3,450	(18,747)	(48,263)	29,516
3M KLIBOR(a)	3.680(a)	MS & Co. Int. PLC	07/12/32		1,940	(11,297)	—	(11,297)

TOTAL						$(59,335)	$(48,263)	$(11,072)

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	10.565%(a)	01/02/23	BRL	7,140	$(16,491)	$—	$(16,491)
1M BID Average(a)	12.400(a)	01/02/23		6,350	7,247	27	7,220
5.800%(a)	1M BID Average(a)	01/02/23		16,560	173,018	(815)	173,833
1M BID Average(a)	11.814(a)	01/02/24		20,820	(54,332)	11,765	(66,097)
1M BID Average(a)	13.950(a)	01/02/24		22,540	18,961	(1,124)	20,085
12.795(a)	1M BID Average(a)	01/02/24		19,730	24,067	—	24,067

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	1.750%(c)	09/21/24	EUR	2,880		$(68,580)	$(19,122)	$(49,458)
3M LIBOR(c)	4.430(c)	12/31/24		$20,180	(d)	(5,753)	27,462	(33,215)
1M BID Average(a)	11.488(a)	01/02/25	BRL	7,190		(27,244)	(894)	(26,350)
10.950%(a)	1M BID Average(a)	01/02/25		530		3,641	(628)	4,269
13.300(a)	1M BID Average(a)	01/02/25		7,340		(12,894)	(56)	(12,838)
9.250(a)	Mexico Interbank TIIE 28 Days(a)	03/12/25	MXN	21,345	(d)	6,317	(2,070)	8,387
3M STIBOR(b)	3.000(c)	03/15/25	SEK	317,210	(d)	(337,771)	(173,337)	(164,434)
8.250(b)	3M JIBAR(b)	03/15/25	ZAR	39,600	(d)	(16,458)	(12,763)	(3,695)
3.750(c)	3M NIBOR(e)	03/15/25	NOK	221,270	(d)	(123,983)	(147,098)	23,115
6M CDOR(e)	4.000(e)	03/15/25	CAD	24,460	(d)	(138,884)	17,406	(156,290)
3M NZDOR(b)	5.000(e)	03/15/25	NZD	26,060	(d)	(130,732)	(71,799)	(58,933)
4.000(b)	6M AUDOR(b)	03/15/25	AUD	26,400	(d)	32,746	(63,185)	95,931
4.000(e)	6M AUDOR(e)	03/15/25		19,020	(d)	69,152	(1,805)	70,957
4.500(b)	3M KWCDC(b)	03/17/25	KRW	1,084,890	(d)	(12,445)	(10,104)	(2,341)
3M LIBOR(c)	3.388(c)	11/15/26		$33,240	(d)	86,663	202,450	(115,787)
11.230(a)	1M BID Average(a)	01/04/27	BRL	6,430		40,202	46,710	(6,508)
2.350(c)	6M EURO(e)	09/09/27	EUR	4,170	(d)	93,371	1,329	92,042
3M LIBOR(c)	3.350(c)	10/06/27		$23,090	(d)	57,843	12,607	45,236
6M GBP(c)	4.605(c)	10/18/27	GBP	9,560	(d)	217,291	256,908	(39,617)
3M CNRR(b)	2.500(b)	03/15/28	CNY	431,730	(d)	(946,254)	(131,317)	(814,937)
6M EURO(c)	2.750(c)	03/15/28	EUR	2,110	(d)	(24,538)	39,202	(63,740)
6M GBP(c)	3.500(c)	03/15/28	GBP	6,440	(d)	(200,413)	(68,517)	(131,896)
3.500(c)	3M NIBOR(e)	03/15/28	NOK	61,310	(d)	(73,055)	(71,278)	(1,777)
3M LIBOR(c)	4.000(c)	03/15/28		$2,470	(d)	34,230	65,216	(30,986)
3M KWCDC(b)	4.500(b)	03/15/28	KRW	5,579,920	(d)	190,426	208,889	(18,463)
3M NZDOR(b)	4.500(e)	03/15/28	NZD	8,480	(d)	(86,480)	(41,106)	(45,374)
4.250(e)	6M AUDOR(e)	03/15/28	AUD	4,530	(d)	6,898	(51,731)	58,629
3.500(e)	6M CDOR(e)	03/15/28	CAD	7,220	(d)	44,089	(70,637)	114,726
1.500(c)	6M CHFOR(c)	03/15/28	CHF	5,000	(d)	105,590	(29,626)	135,216
3.000(c)	6M EURO(e)	03/15/28	EUR	3,120	(d)	42,163	(48,956)	91,119
0.250(c)	6M JYOR(c)	03/15/28	JPY	3,430,930	(d)	505,123	141,064	364,059
3M LIBOR(c)	2.500(c)	06/04/29		$7,320	(d)	(91,897)	(4,933)	(86,964)
2.350(c)	6M EURO(e)	07/04/29	EUR	1,240	(d)	44,961	17,411	27,550
6M GBP(c)	3.250(c)	03/15/30	GBP	1,940	(d)	(88,512)	(22,313)	(66,199)
2.570(c)	12M SOFR(c)	06/04/31		$19,310	(d)	218,172	18,851	199,321
3.000(c)	6M GBP(c)	03/15/32	GBP	3,950	(d)	274,070	93,953	180,117
2.680(c)	3M LIBOR(c)	07/28/32		$3,340	(d)	82,260	61,430	20,830
6M EURO(e)	2.650(c)	09/09/32	EUR	6,140	(d)	(129,468)	(136,716)	7,248
3.912(c)	6M GBP(c)	10/18/32	GBP	6,570	(d)	(169,554)	(232,657)	63,103
6M EURO(e)	2.500(c)	12/20/32	EUR	5,170	(d)	(141,525)	(10,838)	(130,687)
Mexico Interbank TIIE 28 Days(a)	8.250(a)	03/02/33	MXN	21,600	(d)	(29,916)	(2,884)	(27,032)
6M CHFOR(c)	1.750(c)	03/15/33	CHF	1,710	(d)	(60,909)	31,036	(91,945)
6M GBP(c)	3.000(c)	03/15/33	GBP	1,350	(d)	(98,064)	(28,047)	(70,017)
3M STIBOR(b)	3.000(c)	03/15/33	SEK	4,940	(d)	(5,732)	18,981	(24,713)
3.750(c)	3M LIBOR(c)	03/15/33		$5,540	(d)	(100,589)	(134,930)	34,341
3.500(c)	3M NIBOR(e)	03/15/33	NOK	45,980	(d)	(86,443)	(161,568)	75,125
3M KWCDC(b)	4.250(b)	03/15/33	KRW	1,353,560	(d)	71,215	79,735	(8,520)
6M AUDOR(e)	4.500(e)	03/15/33	AUD	11,770	(d)	(49,596)	255,742	(305,338)
6M WIBOR(e)	5.500(c)	03/15/33	PLN	9,200	(d)	(95,500)	(11,017)	(84,483)
3.500(e)	6M CDOR(e)	03/15/33	CAD	6,480	(d)	87,794	(88,760)	176,554
3.000(c)	6M EURO(e)	03/15/33	EUR	9,310	(d)	183,377	(77,411)	260,788
0.500(c)	6M JYOR(c)	03/15/33	JPY	564,000	(d)	180,149	127,645	52,504

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M JIBAR(b)	9.500%(b)	03/15/33	ZAR	10,485	(d)	$10,206	$(43)	$10,249
3M LIBOR(c)	2.730(c)	06/04/33		$12,260	(d)	(123,202)	(10,386)	(112,816)
3.500%(c)	3M LIBOR(c)	11/15/34		7,370	(d)	(102,459)	(222,018)	119,559
3.000(c)	6M GBP(c)	03/15/35	GBP	1,600	(d)	127,910	28,497	99,413
3.240(c)	3M LIBOR(c)	10/06/35		$5,220	(d)	38,413	83	38,330
6M EURO(e)	2.855(c)	07/04/37	EUR	4,580	(d)	(68,309)	(66,550)	(1,759)
12M LIBOR(c)	2.910(c)	07/28/37		$8,190	(d)	(151,514)	(119,127)	(32,387)
6M EURO(e)	2.152(c)	08/09/37	EUR	5,850	(d)	(189,694)	(78,966)	(110,728)
12M SOFR(c)	2.720(c)	08/11/37		$24,000	(d)	(591,946)	(575,419)	(16,527)
2.500(c)	6M EURO(e)	12/20/37	EUR	5,860	(d)	103,732	70	103,662
1.451(c)	6M EURO(e)	08/10/42		13,240	(d)	301,709	101,352	200,357
6M GBP(c)	2.750(c)	03/15/43	GBP	900	(d)	(126,103)	(50,396)	(75,707)
2.750(c)	6M EURO(e)	03/15/43	EUR	370	(d)	10,207	(22,663)	32,870
2.080(c)	3M SOFR(c)	07/28/47		$6,230	(d)	78,001	50,612	27,389
6M EURO(e)	1.051(c)	08/11/47	EUR	7,290	(d)	(111,453)	(26,688)	(84,765)
1.560(c)	6M EURO(e)	07/06/52		3,270	(d)	38,776	(23,562)	62,338
2.170(c)	3M LIBOR(c)	08/11/52		$11,590	(d)	474,744	380,050	94,694
1.800(c)	6M EURO(e)	09/09/52	EUR	1,300	(d)	43,744	(13,711)	57,455
6M EURO(e)	2.250(c)	03/15/53		470	(d)	(27,121)	29,524	(56,645)
6M GBP(c)	2.750(c)	03/15/53	GBP	1,070	(d)	(163,509)	(45,122)	(118,387)
6M GBP(c)	3.000(c)	12/21/62		470		(38,845)	3,795	(42,640)

TOTAL						$(989,689)	$(854,891)	$(134,798)

(a)	Payments made at monthly.
(b)	Payments made quarterly.
(c)	Payments made annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(e)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
	(1.000)%	0.905%	12/20/27	EUR	13,625	$(67,199)	$(48,744)	$(18,455)
Bayerische Motoren Werke Aktiengesellschaft, 0.75%, 7/12/24	(1.000)	0.781	12/20/27		5,850	(64,435)	62,086	(126,521)
Protection Sold:
	1.000	0.813	12/20/27		$14,375	123,468	111,160	12,308
CDX.NA.IG Index 34	1.000	0.724	06/20/25		4,175	28,073	36,615	(8,542)
CDX.NA.IG Index 37	1.000	0.685	12/20/26		97,850	1,142,522	1,314,203	(171,681)
Republic of Chile, 3.240% , 2/6/28	1.000	1.070	12/20/27		3,350	(9,343)	(62,002)	52,659
Republic of Indonesia, 4.125%, 01/15/25	1.000	1.018	12/20/27		3,340	(1,612)	(27,263)	25,651
Republic of Panama, 8.875%, 09/30/27	1.000	1.171	12/20/27		830	(6,006)	(12,728)	6,722

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Panama, 8.875%, 09/30/27	1.000%	1.076%	06/20/27		$460	$(1,260)	$(10,099)	$8,839
Unibail-Rodamco-Westfield
SE, 2.375%, 02/25/21	1.000	1.374	06/20/24	EUR	1,200	(6,470)	7,076	(13,546)
United Mexican States, 4.150%, 03/28/27	1.000	1.299	12/20/27		$3,370	(43,294)	(95,025)	51,731

TOTAL						$1,094,444	$1,275,279	$(180,835)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	5,000,000	$5,000,000	$28,690	$167,500	$(138,810)
1Y IRS	Citibank NA	1.977	12/01/2023	4,610,000	4,610,000	32,782	104,865	(72,083)
1Y IRS	MS & Co. Int. PLC	2.518	10/27/2023	4,600,000	4,600,000	69,133	122,172	(53,039)

				14,210,000	$14,210,000	$130,605	$394,537	$(263,932)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	5,040,000	5,040,000	286,486	196,207	90,278
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	5,040,000	5,040,000	332,379	181,967	150,413

				10,080,000	$10,080,000	$618,865	$378,174	$240,691

Total purchased option contracts				24,290,000	$24,290,000	$749,470	$772,711	$(23,241)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(2,650,000)	(2,650,000)	(62,583)	(98,712)	36,130
1M IRS	Citibank NA	2.865	01/25/2023	(2,740,000)	(2,740,000)	(5,388)	(36,044)	30,656
1Y IRS	Citibank NA	1.750	07/28/2023	(5,000,000)	(5,000,000)	(8,329)	(62,500)	54,172
1Y IRS	Citibank NA	2.075	07/28/2023	(5,000,000)	(5,000,000)	(15,656)	(105,000)	89,344
1Y IRS	Citibank NA	1.484	12/01/2023	(1,860,000)	(1,860,000)	(42,990)	(104,979)	61,989
1Y IRS	Citibank NA	2.977	12/13/2023	(2,640,000)	(2,640,000)	(64,462)	(105,732)	41,270
1Y IRS	Citibank NA	3.007	12/13/2023	(2,640,000)	(2,640,000)	(66,884)	(105,534)	38,650
2M IRS	Citibank NA	2.708	01/11/2023	(1,890,000)	(1,890,000)	(233)	(28,341)	28,108
1M IRS	Deutsche Bank AG (London)	3.534	01/30/2023	(2,850,000)	(2,850,000)	(32,886)	(35,055)	2,169
1M IRS	JPMorgan Securities, Inc.	2.598	01/18/2023	(1,910,000)	(1,910,000)	(371)	(25,659)	25,288
1M IRS	JPMorgan Securities, Inc.	3.340	01/23/2023	(2,850,000)	(2,850,000)	(11,454)	(33,772)	22,318
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(2,640,000)	(2,640,000)	(68,237)	(102,564)	34,327
1M IRS	MS & Co. Int. PLC	3.273	01/05/2023	(1,900,000)	(1,900,000)	(318)	(23,774)	23,456
1M IRS	MS & Co. Int. PLC	3.195	01/17/2023	(1,900,000)	(1,900,000)	(2,096)	(24,463)	22,367
1Y IRS	MS & Co. Int. PLC	1.945	10/27/2023	(1,930,000)	(1,930,000)	(79,715)	(121,963)	42,248

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

2M IRS	MS & Co. Int. PLC	2.595%	01/04/2023	(1,820,000)	$(1,820,000)	$—	$(27,571)	$27,570

				(42,220,000)	$(42,220,000)	$(461,602)	$(1,041,663)	$580,062

Puts
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(2,650,000)	(2,650,000)	(158,688)	(98,712)	(59,975)
1M IRS	Citibank NA	2.865	01/25/2023	(2,740,000)	(2,740,000)	(88,943)	(36,044)	(52,898)
1Y IRS	Citibank NA	2.977	12/13/2023	(2,640,000)	(2,640,000)	(153,560)	(105,732)	(47,828)
1Y IRS	Citibank NA	3.007	12/13/2023	(2,640,000)	(2,640,000)	(149,593)	(105,534)	(44,059)
2M IRS	Citibank NA	2.708	01/11/2023	(1,890,000)	(1,890,000)	(84,135)	(28,341)	(55,794)
1M IRS	Deutsche Bank AG (London)	3.534	01/30/2023	(2,850,000)	(2,850,000)	(36,146)	(35,055)	(1,091)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(5,040,000)	(5,040,000)	(179,386)	(120,256)	(59,130)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(5,040,000)	(5,040,000)	(106,216)	(75,951)	(30,265)
1M IRS	JPMorgan Securities, Inc.	2.598	01/18/2023	(1,910,000)	(1,910,000)	(104,736)	(25,659)	(79,077)
1M IRS	JPMorgan Securities, Inc.	3.340	01/23/2023	(2,850,000)	(2,850,000)	(61,214)	(33,773)	(27,442)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(5,040,000)	(5,040,000)	(130,967)	(69,622)	(61,345)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(5,040,000)	(5,040,000)	(215,545)	(112,345)	(103,200)
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(2,640,000)	(2,640,000)	(147,923)	(102,564)	(45,359)
1M IRS	MS & Co. Int. PLC	3.273	01/05/2023	(1,900,000)	(1,900,000)	(44,987)	(23,774)	(21,214)
1M IRS	MS & Co. Int. PLC	3.195	01/17/2023	(1,900,000)	(1,900,000)	(58,489)	(24,463)	(34,027)
2M IRS	MS & Co. Int. PLC	2.595	01/04/2023	(1,820,000)	(1,820,000)	(99,200)	(27,571)	(71,629)

				(48,590,000)	$(48,590,000)	$(1,819,728)	$(1,025,396)	$(794,333)

Total written option contracts				(90,810,000)	$(90,810,000)	$(2,281,330)	$(2,067,059)	$(214,271)

TOTAL				(66,520,000)	$(66,520,000)	$(1,531,860)	$(1,294,348)	$(237,512)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
TSFR	— Term Secured Overnight Financing Rate
UMBS	— Uniform Mortgage Backed Securities

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.HY Index 37	— CDX North America High Yield Index 37
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
GNMA	— Government National Mortgage Association
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS INCOME FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 68.9%
Advertising(a)(b) – 0.1%
CMG Media Corp.
$127,000	8.875%		12/15/27	$ 95,555

Aerospace & Defense – 1.6%
Howmet Aerospace, Inc.
220,000	5.950		02/01/37	213,653
The Boeing Co.(b)
90,000	5.150		05/01/30	87,774
25,000	3.250		02/01/35	18,987
90,000	5.805		05/01/50	83,736
TransDigm, Inc.(b)
130,000	5.500		11/15/27	122,077
40,000	4.625		01/15/29	35,147
270,000	4.875		05/01/29	235,405
Triumph Group, Inc.
270,000	7.750	(b)	08/15/25	229,945

				1,026,724

Agriculture – 0.1%
MHP Lux SA
200,000	6.950		04/03/26	96,125

Airlines(a) – 0.9%
Allegiant Travel Co.
70,000	7.250	(b)	08/15/27	66,633
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
55,000	5.500		04/20/26	52,891
181,000	5.750		04/20/29	165,590
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
142,209	6.500	(b)	06/20/27	141,690
United Airlines, Inc.
165,000	4.375	(b)	04/15/26	153,676

				580,480

Automotive – 1.5%
Dealer Tire LLC/DT Issuer LLC
374,000	8.000	(a)(b)	02/01/28	318,685
Ford Motor Co.
130,000	4.750		01/15/43	94,054
Ford Motor Credit Co. LLC
235,000	4.950	(b)	05/28/27	219,495
General Motors Co.
175,000	6.125	(b)	10/01/25	178,405
General Motors Financial Co., Inc.
150,000	5.650	(b)	01/17/29	147,222

				957,861

Banks – 12.0%
Banco do Brasil SA (10 year CMT + 4.398%)
400,000	6.250	(b)(c)	10/29/49	358,200
Banco Mercantil del Norte SA (10 Year CMT + 5.353%)
400,000	7.625	(c)	12/31/99	371,700
Banco Santander SA
400,000	2.749		12/03/30	306,276
Bank of America Corp.(b)(c)
(3M USD LIBOR + 0.990%)
50,000	2.496		02/13/31	40,621

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(b)(c) – (continued)
(3M USD LIBOR + 1.070%)
$375,000	3.970%		03/05/29	$ 346,155
(3M USD LIBOR + 1.190%)
125,000	2.884		10/22/30	105,001
(3M USD LIBOR + 1.310%)
100,000	4.271		07/23/29	93,406
(SOFR + 1.530%)
200,000	1.898		07/23/31	153,770
(SOFR + 2.150%)
275,000	2.592		04/29/31	224,331
Barclays PLC(b)
250,000	4.337		01/10/28	232,302
(SOFR + 2.714%)
225,000	2.852	(c)	05/07/26	208,901
BBVA Bancomer SA (5 year CMT + 2.650%)
200,000	5.125	(b)(c)	01/18/33	179,413
BNP Paribas SA (SOFR + 1.004%)
200,000	1.323	(a)(b)(c)	01/13/27	174,792
Citigroup, Inc.
475,000	4.125		07/25/28	442,847
(SOFR + 1.422%)
100,000	2.976	(b)(c)	11/05/30	84,057
Credit Suisse Group AG
250,000	4.550		04/17/26	222,425
(5 year CMT + 4.889%)
200,000	5.250	(a)(b)(c)	12/31/99	131,334
Deutsche Bank AG (SOFR + 2.159%)
150,000	2.222	(b)(c)	09/18/24	144,840
Fifth Third Bancorp (SOFR + 2.127%)
100,000	4.772	(b)(c)	07/28/30	95,228
Freedom Mortgage Corp.
315,000	7.625	(a)(b)	05/01/26	264,843
HSBC Holdings PLC (SOFR + 1.538%)
200,000	1.645	(b)(c)	04/18/26	180,592
Itau Unibanco Holding SA (5 year CMT + 3.981%)
200,000	7.721	(b)(c)	12/31/99	194,787
JPMorgan Chase & Co.(b)(c)
(3M USD LIBOR + 0.945%)
375,000	3.509		01/23/29	340,125
(SOFR + 2.515%)
50,000	2.956		05/13/31	41,167
(SOFR + 3.125%)
111,000	4.600		12/31/99	98,560
Macquarie Bank Ltd. (5 year CMT + 1.700%)
200,000	3.052	(a)(b)(c)	03/03/36	145,104
Morgan Stanley(b)(c)
(3M USD LIBOR + 1.628%)
25,000	4.431		01/23/30	23,339
(SOFR + 1.034%)
100,000	1.794		02/13/32	74,955
(SOFR + 1.143%)
600,000	2.699		01/22/31	496,548
(SOFR + 1.610%)
200,000	4.210		04/20/28	189,968
Natwest Group PLC (3M USD LIBOR + 1.762%)
225,000	4.269	(b)(c)	03/22/25	219,748
The Bank of New York Mellon Corp. (SOFR + 1.755%)
15,000	4.596	(b)(c)	07/26/30	14,567

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The PNC Financial Services Group, Inc. (5 year CMT + 3.238%)
$310,000	6.200	%(b)(c)	12/31/99	$ 303,605
Truist Financial Corp. (10 year CMT + 4.349%)
316,000	5.100	(b)(c)	12/31/99	293,460
Turkiye Vakiflar Bankasi TAO
200,000	6.500	(a)	01/08/26	188,225
UBS Group AG (1 year CMT + 1.100%)
200,000	2.746	(a)(b)(c)	02/11/33	154,714
Wells Fargo & Co.
300,000	4.300		07/22/27	288,936
125,000	4.150	(b)	01/24/29	117,444
(SOFR + 2.100%)
155,000	4.897	(b)(c)	07/25/33	146,787
Yapi ve Kredi Bankasi A/S (5 year USD Swap + 11.245%)
200,000	13.875	(a)(b)(c)	12/31/99	208,912

				7,901,985

Beverages(b) – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
150,000	4.700		02/01/36	141,416
Constellation Brands, Inc.
100,000	3.150		08/01/29	87,629
Keurig Dr Pepper, Inc.
176,000	3.200		05/01/30	153,160

				382,205

Building Materials(b) – 0.8%
Carrier Global Corp.
150,000	2.722		02/15/30	126,411
Cornerstone Building Brands, Inc.
167,000	6.125	(a)	01/15/29	117,717
CP Atlas Buyer, Inc.
198,000	7.000	(a)	12/01/28	148,231
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
25,000	4.900		12/01/32	24,571
Standard Industries, Inc.
150,000	4.375	(a)	07/15/30	122,874

				539,804

Chemicals(a)(b) – 1.8%
ASP Unifrax Holdings, Inc.
60,000	5.250		09/30/28	48,318
Avient Corp.
115,000	7.125		08/01/30	113,115
Axalta Coating Systems LLC
250,000	3.375		02/15/29	207,463
Ingevity Corp.
125,000	3.875		11/01/28	107,831
International Flavors & Fragrances, Inc.
275,000	2.300		11/01/30	217,874
Minerals Technologies, Inc.
210,000	5.000		07/01/28	190,094
The Chemours Co.
205,000	4.625		11/15/29	168,102

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a)(b) – (continued)
WR Grace Holdings LLC
	$150,000	5.625%		08/15/29	$ 121,353

					1,174,150

Commercial Services – 2.1%
Alarm.com Holdings, Inc.(d)
	15,000	0.000		01/15/26	12,179
Allied Universal Holdco LLC/Allied Universal Finance Corp.
	170,000	6.000	(a)(b)	06/01/29	124,370
APi Group DE, Inc.(a)(b)
	396,000	4.125		07/15/29	334,806
	32,000	4.750		10/15/29	28,029
APX Group, Inc.
	199,000	5.750	(a)(b)	07/15/29	164,991
CoStar Group, Inc.
	75,000	2.800	(a)(b)	07/15/30	61,445
DP World Crescent Ltd.
	200,000	3.750	(b)	01/30/30	183,913
Quanta Services, Inc.
	61,000	2.900	(b)	10/01/30	50,224
Verisure Holding AB
EUR	125,000	3.250	(a)(b)	02/15/27	115,869
Verisure Midholding AB(b)
	125,000	5.250	(a)	02/15/29	107,382
	200,000	5.250		02/15/29	171,811

					1,355,019

Computers(b) – 0.5%
Dell International LLC/EMC Corp.
	$129,000	6.020		06/15/26	131,695
	25,000	5.300		10/01/29	24,401
KBR, Inc.
	71,000	4.750	(a)	09/30/28	62,148
Presidio Holdings, Inc.
	25,000	8.250	(a)	02/01/28	23,169
Unisys Corp.
	80,000	6.875	(a)	11/01/27	61,464
Virtusa Corp.
	62,000	7.125	(a)	12/15/28	47,567

					350,444

Distribution & Wholesale(a)(b) – 0.3%
BCPE Empire Holdings, Inc.
	246,000	7.625		05/01/27	220,692

Diversified Financial Services(b) – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	175,000	6.500		07/15/25	177,775
AG Issuer LLC
	228,000	6.250	(a)	03/01/28	210,079
AG TTMT Escrow Issuer LLC
	30,000	8.625	(a)	09/30/27	30,281
Air Lease Corp.
	75,000	2.875		01/15/26	69,445
	320,000	3.750		06/01/26	299,779
Ally Financial, Inc. (7 year CMT + 3.481%)
	295,000	4.700	(c)	12/31/99	188,443

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(b) – (continued)
Aviation Capital Group LLC
$75,000	1.950	%(a)	01/30/26	$ 65,337
Avolon Holdings Funding Ltd.(a)
60,000	3.950		07/01/24	57,509
100,000	2.875		02/15/25	92,390
50,000	4.250		04/15/26	45,367
Global Aircraft Leasing Co. Ltd.(e) (PIK 7.250%, Cash 6.500%)
94,581	6.500	(a)	09/15/24	80,618
LD Holdings Group LLC
150,000	6.500	(a)	11/01/25	102,244
Midcap Financial Issuer Trust
200,000	6.500	(a)	05/01/28	172,206
Nationstar Mortgage Holdings, Inc.
132,000	5.500	(a)	08/15/28	107,996
Navient Corp.
351,000	5.500		03/15/29	287,852
NFP Corp.
354,000	6.875	(a)	08/15/28	293,108
OneMain Finance Corp.
164,000	4.000		09/15/30	122,587
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
105,000	6.375	(a)	02/01/27	96,454
United Wholesale Mortgage LLC(a)
175,000	5.500		11/15/25	158,046
138,000	5.500		04/15/29	110,018
VistaJet Malta Finance PLC/XO Management Holding, Inc.(a)
75,000	7.875		05/01/27	67,873
275,000	6.375		02/01/30	220,907

				3,056,314

Electrical(b) – 1.2%
AES Panama Generation Holdings Srl
400,000	4.375		05/31/30	344,950
American Electric Power Co., Inc.
25,000	2.300		03/01/30	20,467
Pacific Gas & Electric Co.
25,000	2.100		08/01/27	21,406
50,000	2.500		02/01/31	38,875
Pike Corp.
290,000	5.500	(a)	09/01/28	253,489
Vistra Operations Co. LLC(a)
50,000	3.550		07/15/24	47,982
60,000	4.300		07/15/29	53,856

				781,025

Electrical Components & Equipment(a)(b) – 0.1%
Energizer Holdings, Inc.
75,000	6.500		12/31/27	71,538

Electronics(a)(b) – 0.3%
Imola Merger Corp.
245,000	4.750		05/15/29	212,278

Engineering & Construction – 1.6%
Aeropuerto Internacional de Tocumen SA
210,000	4.000	(a)(b)	08/11/41	172,896
Arcosa, Inc.
125,000	4.375	(a)(b)	04/15/29	108,726

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction – (continued)
Cellnex Finance Co. SA
EUR	100,000	1.250	%(b)	01/15/29	$ 85,704
Global Infrastructure Solutions, Inc.(a)(b)
	$135,000	5.625		06/01/29	105,266
	105,000	7.500		04/15/32	84,438
IHS Netherlands Holdco B.V.
	200,000	8.000	(b)	09/18/27	175,725
Mexico City Airport Trust
	400,000	5.500		10/31/46	306,950

					1,039,705

Entertainment – 0.5%
Allen Media LLC/Allen Media Co-Issuer, Inc.
	115,000	10.500	(a)(b)	02/15/28	43,723
Cinemark Holdings, Inc.
	140,000	4.500		08/15/25	133,711
SeaWorld Parks & Entertainment, Inc.
	190,000	5.250	(a)(b)	08/15/29	165,726

					343,160

Environmental(a)(b) – 1.1%
GFL Environmental, Inc.
	441,000	4.000		08/01/28	383,661
Waste Pro USA, Inc.
	349,000	5.500		02/15/26	309,263

					692,924

Food & Drug Retailing – 0.9%
H-Food Holdings LLC/Hearthside Finance Co., Inc.
	230,000	8.500	(a)(b)	06/01/26	131,976
Kraft Heinz Foods Co.
	205,000	6.875		01/26/39	222,724
	101,000	5.500	(b)	06/01/50	96,916
US Foods, Inc.
	135,000	4.625	(a)(b)	06/01/30	119,290

					570,906

Healthcare Providers & Services(a)(b) – 1.8%
CAB SELAS
EUR	150,000	3.375		02/01/28	128,918
Chrome Holdco SASU
	200,000	5.000		05/31/29	165,868
CHS/Community Health Systems, Inc.
	$149,000	4.750		02/15/31	108,444
DaVita, Inc.
	201,000	3.750		02/15/31	149,910
Laboratoire Eimer Selas
EUR	100,000	5.000		02/01/29	81,871
Medline Borrower LP
	$260,000	3.875		04/01/29	209,550
	180,000	5.250		10/01/29	143,060
Tenet Healthcare Corp.
	96,000	6.125		10/01/28	86,147
	99,000	6.125		06/15/30	94,289

					1,168,057

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(b) – 0.5%
KB Home
	$120,000	7.250%		07/15/30	$ 116,537
LGI Homes, Inc.
	315,000	4.000	(a)	07/15/29	243,095

					359,632

Housewares(b) – 0.1%
Newell Brands, Inc.
	120,000	5.750		04/01/46	94,350

Insurance(b) –1.4%
Acrisure LLC/Acrisure Finance, Inc.(a)
	60,000	10.125		08/01/26	58,636
	250,000	4.250		02/15/29	207,537
	210,000	6.000		08/01/29	169,006
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	119,000	6.750	(a)	10/15/27	107,224
American International Group, Inc.
	25,000	3.400		06/30/30	22,058
AssuredPartners, Inc.
	70,000	5.625	(a)	01/15/29	58,154
BroadStreet Partners, Inc.
	300,000	5.875	(a)	04/15/29	257,886
Equitable Holdings, Inc.
	60,000	4.350		04/20/28	57,104

					937,605

Internet – 2.0%
Adevinta ASA
EUR	100,000	3.000	(b)	11/15/27	94,665
Endurance International Group Holdings, Inc.
	$164,000	6.000	(a)(b)	02/15/29	106,744
Expedia Group, Inc.(b)
	167,000	4.625		08/01/27	160,298
	21,000	2.950		03/15/31	16,908
Getty Images, Inc.
	358,000	9.750	(a)(b)	03/01/27	352,952
Match Group Holdings II LLC
	167,000	3.625	(a)(b)	10/01/31	127,929
Meta Platforms, Inc.
	225,000	3.850		08/15/32	197,986
Prosus NV
EUR	120,000	2.031	(a)(b)	08/03/32	90,881
United Group B.V.
	175,000	4.625	(a)(b)	08/15/28	137,158

					1,285,521

Investment Companies(a)(b) – 0.3%
JAB Holdings B.V.
	$250,000	2.200		11/23/30	187,383

Iron/Steel(b) – 0.2%
Metinvest B.V.
	200,000	8.500		04/23/26	103,600
Vale Overseas Ltd.
	60,000	3.750		07/08/30	52,418

					156,018

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – 0.2%
TUI Cruises GmbH
EUR	125,000	6.500%		05/15/26	$ 111,059

Lodging(b) –0.5%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
	$230,000	5.000	(a)	06/01/29	199,670
Marriott International, Inc.
	100,000	5.000		10/15/27	98,774
Marriott Ownership Resorts, Inc.
	60,000	4.500	(a)	06/15/29	49,928

					348,372

Machinery - Construction & Mining(a)(b) – 0.3%
Vertiv Group Corp.
	244,000	4.125		11/15/28	208,205

Machinery-Diversified(b) – 1.6%
Husky III Holding Ltd.(e)
	30,000	13.000	(a)	02/15/25	26,568
Otis Worldwide Corp.
	325,000	2.565		02/15/30	273,234
Titan Acquisition Ltd./Titan Co-Borrower LLC
	401,000	7.750	(a)	04/15/26	362,107
TK Elevator Holdco GmbH
	456,000	7.625	(a)	07/15/28	373,678

					1,035,587

Media – 4.0%
Altice Financing SA
	200,000	5.000	(a)(b)	01/15/28	161,636
CCO Holdings LLC/CCO Holdings Capital Corp.
	375,000	4.750	(a)(b)	02/01/32	304,016
Charter Communications Operating LLC/Charter Communications Operating Capital
	225,000	3.750	(b)	02/15/28	203,760
CSC Holdings LLC
	200,000	5.000	(a)(b)	11/15/31	111,774
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
	239,000	5.875	(a)(b)	08/15/27	214,328
DISH DBS Corp.
	133,000	7.750		07/01/26	107,332
	135,000	5.250	(a)(b)	12/01/26	113,877
	180,000	7.375	(b)	07/01/28	127,224
	200,000	5.125		06/01/29	129,022
Gray Television, Inc.
	245,000	7.000	(a)(b)	05/15/27	217,609
iHeartCommunications, Inc.
	190,000	8.375	(b)	05/01/27	161,823
Scripps Escrow II, Inc.
	130,000	5.375	(a)(b)	01/15/31	104,623
Scripps Escrow, Inc.
	115,000	5.875	(a)(b)	07/15/27	102,994
Sinclair Television Group, Inc.
	110,000	5.125	(a)(b)	02/15/27	89,872
Townsquare Media, Inc.
	210,000	6.875	(a)(b)	02/01/26	185,056
Urban One, Inc.
	265,000	7.375	(a)(b)	02/01/28	224,055

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Ziggo Bond Co. B.V.
EUR	100,000	3.375	%(a)(b)	02/28/30	$ 77,172

					2,636,173

Mining(b) – 0.2%
Glencore Funding LLC
	$100,000	1.625	(a)	04/27/26	88,506
Teck Resources Ltd.
	25,000	3.900		07/15/30	22,436

					110,942

Miscellaneous Manufacturing – 1.5%
General Electric Co.
	125,000	5.875		01/14/38	127,348
General Electric Co. (3M USD LIBOR + 3.330%)
	742,000	8.099	(b)(c)	12/29/49	734,765
Hillenbrand, Inc.
	154,000	3.750	(b)	03/01/31	126,984

					989,097

Multi-National(a)(b) – 0.6%
Banque Ouest Africaine de Developpement
EUR	480,000	2.750		01/22/33	384,632

Oil Field Services – 3.9%
Cenovus Energy, Inc.
	$38,000	6.750		11/15/39	39,362
Civitas Resources, Inc
	105,000	5.000	(a)(b)	10/15/26	96,494
Ecopetrol SA
	240,000	6.875	(b)	04/29/30	217,200
Marathon Petroleum Corp.
	50,000	3.800	(b)	04/01/28	46,215
MEG Energy Corp.
	140,000	5.875	(a)(b)	02/01/29	132,089
Nabors Industries, Inc.(a)(b)
	322,000	9.000		02/01/25	327,548
	85,000	7.375		05/15/27	83,286
Noble Finance Co.(e) (PIK 15.000%, Cash 11.000%)
	36,761	11.000	(b)	02/15/28	40,315
Occidental Petroleum Corp.
	200,000	5.550	(b)	03/15/26	199,290
Range Resources Corp.
	75,000	4.750	(a)(b)	02/15/30	66,353
Southwestern Energy Co.
	115,000	4.750	(b)	02/01/32	98,190
TechnipFMC PLC
	245,000	6.500	(a)(b)	02/01/26	239,367
Transocean Poseidon Ltd.
	70,000	6.875	(a)(b)	02/01/27	68,206
Transocean, Inc.
	479,000	11.500	(a)(b)	01/30/27	481,093
USA Compression Partners LP/USA Compression Finance Corp.
	473,000	6.875	(b)	04/01/26	454,416

					2,589,424

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – 0.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
EUR	239,000	3.000	%(b)	09/01/29	$ 186,761
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC
	$228,000	6.000	(a)(b)	09/15/28	184,076
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
	88,000	4.000	(a)(b)	10/15/27	78,132
Sealed Air Corp.
	113,000	6.875	(a)	07/15/33	112,450

					561,419

Pharmaceuticals(a)(b) – 0.5%
AdaptHealth LLC
	65,000	6.125		08/01/28	60,099
	120,000	4.625		08/01/29	100,584
	80,000	5.125		03/01/30	68,089
Bausch Health Cos., Inc.
	175,000	6.125		02/01/27	120,388

					349,160

Pipelines(b) – 4.0%
CNX Midstream Partners LP
	95,000	4.750	(a)	04/15/30	78,420
CQP Holdco LP/BIP-V Chinook Holdco LLC
	360,000	5.500	(a)	06/15/31	315,439
Energy Transfer LP
	175,000	5.250		04/15/29	169,662
Global Partners LP/GLP Finance Corp.
	345,000	6.875		01/15/29	312,473
Hess Midstream Operations LP
	70,000	5.500	(a)	10/15/30	64,377
Howard Midstream Energy Partners LLC
	125,000	6.750	(a)	01/15/27	120,794
Kinetik Holdings LP
	175,000	5.875	(a)	06/15/30	164,001
MPLX LP
	135,000	4.000		03/15/28	125,748
	75,000	2.650		08/15/30	60,850
NuStar Logistics LP
	185,000	6.375		10/01/30	171,623
ONEOK, Inc.
	50,000	6.350		01/15/31	50,954
Plains All American Pipeline LP/PAA Finance Corp.
	150,000	3.800		09/15/30	130,408
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	265,000	5.750		04/15/25	223,122
	269,000	8.500	(a)	10/15/26	255,407
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	50,000	6.000	(a)	12/31/30	43,489
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
	160,000	4.875		02/01/31	144,568
	262,000	4.000		01/15/32	220,253

					2,651,588

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(b) – 0.3%
NE Property B.V.
EUR	200,000	3.375%		07/14/27	$ 183,355

Real Estate Investment Trust – 0.7%
Agree LP
	$25,000	2.900	(b)	10/01/30	20,329
Prologis LP
	25,000	1.750		07/01/30	19,768
Realty Income Corp.
	50,000	2.850	(b)	12/15/32	40,614
Regency Centers LP
	60,000	2.950	(b)	09/15/29	50,307
Spirit Realty LP
	60,000	4.000	(b)	07/15/29	52,166
Trust Fibra Uno
	200,000	4.869	(b)	01/15/30	171,538
WP Carey, Inc.(b)
	60,000	3.850		07/15/29	53,945
	25,000	2.400		02/01/31	19,925

					428,592

Retailing(b) – 2.9%
1011778 BC ULC/New Red Finance, Inc.
	237,000	4.000	(a)	10/15/30	192,456
Asbury Automotive Group, Inc.(a)
	117,000	4.625		11/15/29	98,715
	65,000	5.000		02/15/32	53,622
Foundation Building Materials, Inc.
	360,000	6.000	(a)	03/01/29	270,338
Group 1 Automotive, Inc.
	70,000	4.000	(a)	08/15/28	59,514
GYP Holdings III Corp.
	115,000	4.625	(a)	05/01/29	94,402
Ken Garff Automotive LLC
	190,000	4.875	(a)	09/15/28	159,279
LCM Investments Holdings II LLC
	267,000	4.875	(a)	05/01/29	215,661
Penske Automotive Group, Inc.
	189,000	3.750		06/15/29	153,496
Sonic Automotive, Inc.(a)
	82,000	4.625		11/15/29	66,120
	95,000	4.875		11/15/31	74,793
Specialty Building Products Holdings LLC/SBP Finance Corp.
	215,000	6.375	(a)	09/30/26	172,692
SRS Distribution, Inc.(a)
	100,000	6.125		07/01/29	81,165
	134,000	6.000		12/01/29	107,171
Tractor Supply Co.
	75,000	1.750		11/01/30	57,614
Yum! Brands, Inc.
	88,000	4.750	(a)	01/15/30	80,891

					1,937,929

Semiconductors(b) – 1.3%
Broadcom, Inc.(a)
	87,000	3.469		04/15/34	68,978
	344,000	3.137		11/15/35	252,379
	400,000	3.187		11/15/36	288,696

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(b) – (continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	$165,000	3.875%		06/18/26	$ 157,077
	100,000	3.400		05/01/30	86,296

					853,426

Software – 2.9%
AthenaHealth Group, Inc.
	147,000	6.500	(a)(b)	02/15/30	108,902
Castle U.S. Holding Corp.
	362,000	9.500	(a)(b)	02/15/28	142,371
Clarivate Science Holdings Corp.(a)(b)
	385,000	3.875		07/01/28	333,991
	204,000	4.875		07/01/29	173,457
Elastic NV
	160,000	4.125	(a)(b)	07/15/29	129,183
Oracle Corp.
	125,000	2.875	(b)	03/25/31	103,704
	450,000	6.250		11/09/32	472,523
ServiceNow, Inc.
	125,000	1.400	(b)	09/01/30	95,246
TeamSystem SpA
EUR	350,000	3.500	(a)(b)	02/15/28	313,172

					1,872,549

Telecommunication Services – 2.6%
Altice France SA(a)(b)
	100,000	2.125		02/15/25	94,339
	$374,000	5.500		10/15/29	286,349
AT&T, Inc.(b)
	75,000	2.750		06/01/31	62,276
	202,000	2.550		12/01/33	155,338
	175,000	4.900		08/15/37	161,156
	25,000	5.150		11/15/46	22,544
	25,000	3.650		06/01/51	17,682
	25,000	3.500		09/15/53	17,009
Bharti Airtel Ltd.
	360,000	3.250	(a)(b)	06/03/31	303,260
Frontier Communications Holdings LLC
	83,000	5.000	(a)(b)	05/01/28	72,378
Intelsat Jackson Holdings SA
	450,000	0.000	(f)	08/01/23	—
Sprint Capital Corp.
	125,000	8.750		03/15/32	148,696
T-Mobile USA, Inc.(b)
	250,000	2.050		02/15/28	215,073
	167,000	3.875		04/15/30	151,591

					1,707,691

Transportation – 1.0%
Cargo Aircraft Management, Inc.
	80,000	4.750	(a)(b)	02/01/28	72,549
MV24 Capital B.V.
	513,900	6.748		06/01/34	469,351

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
XPO Escrow Sub LLC
$110,000	7.500%		11/15/27	$ 110,993

				652,893

TOTAL CORPORATE OBLIGATIONS (Cost $53,689,240)				$ 45,249,553

Mortgage-Backed Obligations – 24.6%
Collateralized Mortgage Obligations – 1.6%
Interest Only – 0.4%
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
$154,638	1.847	%(c)	09/20/48	$ 15,956
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
391,365	1.697	(c)	09/20/49	41,443
GNMA REMIC Series 2019-153, Class EI
264,497	4.000		12/20/49	48,457
GNMA REMIC Series 2020-146, Class KI
641,763	2.500		10/20/50	83,963
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR + 6.050%)
194,331	1.697	(c)	02/20/50	20,510
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR + 6.050%)
288,977	1.697	(c)	04/20/50	29,863
GNMA REMIC Series 2020-61, Class GI
162,150	5.000		05/20/50	31,095
GNMA REMIC Series 2020-7, Class GI
70,754	4.000		01/20/50	11,937

				283,224

Sequential Floating Rate(a)(c) – 1.2%
Connecticut Avenue Securities Trust Series 2022-R05, Class 2B1 (SOFR30A + 4.500%)
95,000	8.428		04/25/42	91,262
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (SOFR30A + 3.000%)
85,000	6.928		04/25/42	82,243
Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (SOFR30A + 3.600%)
30,000	7.528		07/25/42	30,115
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (SOFR30A + 1.800%)
35,043	5.728		01/25/51	34,213
FHLMC STACR REMIC Trust Series 2021-DNA3, Class M2 (SOFR30A + 2.100%)
100,000	6.028		10/25/33	98,100
FHLMC STACR REMIC Trust Series 2022-DNA4, Class M1A (SOFR30A + 2.200%)
149,105	6.128		05/25/42	149,068
FHLMC STACR Trust Series 2019-DNA4, Class B1 (1M USD LIBOR + 2.700%)
180,000	7.089		10/25/49	177,184

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(c) – (continued)
FHLMC Structured Agency Credit Risk Debt Notes Series 22-HQA2, Class M1B (SOFR30A + 4.000%)
$100,000	7.928%	07/25/42	$ 100,750

			762,935

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			1,046,159

Commercial Mortgage-Backed Securities(a)(c) – 0.2%
Sequential Floating Rate – 0.2%
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A (1M TSFR LIBOR + 2.186%)
$150,000	6.522%	05/15/37	$ 145,548

Federal Agencies(g) – 22.8%
[H]4GNMA – 15.0%
$1,000,000	4.000%	TBA-30yr	$ 946,672
3,000,000	4.500	TBA-30yr	2,910,964
3,000,000	5.000	TBA-30yr	2,972,543
1,000,000	5.500	TBA-30yr	1,005,066
2,000,000	6.000	TBA-30yr	2,031,690

			9,866,935

UMBS, 30 Year, Single Family – 7.8%
5,000,000	6.500	TBA-30yr	5,122,648

TOTAL FEDERAL AGENCIES			$ 14,989,583

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $16,247,367)			$ 16,181,290

Bank Loans(c)(h) – 9.0%
Aerospace & Defense – 0.4%
ADS Tactical, Inc. (1M USD LIBOR + 5.750%)
$267,506	10.139%	03/19/26	$ 238,749

Automotive – 0.9%
First Brands Group LLC
(1M SOFR + 5.000%)
70,000	8.368	03/30/27	65,888
(3M USD LIBOR + 8.500%)
$250,000	11.871	03/30/28	224,167
(3M SOFR + 5.000%)
331,769	8.369	03/30/27	313,190

			603,245

Building & Construction Materials – 0.4%
Energize HoldCo LLC
(1M USD LIBOR + 3.750%)
173,690	8.134	12/08/28	165,613
(1M USD LIBOR + 6.750%)
75,000	11.134 (f)	12/07/29	68,625
KKR Apple Bidco LLC (1M USD LIBOR + 5.750%)
25,000	10.134	09/21/29	24,036

			258,274

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(c)(h) – (continued)
Building Materials – 0.8%
Chamberlain Group Inc (1M USD LIBOR + 3.250%)
	$346,500	7.634%	11/03/28	$ 325,998
Icebox Holdco III, Inc.
(3M USD LIBOR + 3.750%)
	173,837	8.230	12/22/28	159,930
(3M USD LIBOR + 6.750%)
	50,000	11.480	12/21/29	44,000

				529,928

Capital Goods - Others – 0.4%
Engineered Machinery Holdings, Inc.
(3M USD LIBOR + 3.750%)
	187,716	8.480	05/19/28	181,381
(3M EURIBOR + 3.750%)
EUR	74,063	5.952	05/21/28	74,821

				256,202

Chemicals – 0.2%
Trident TPI Holdings, Inc. (3M USD LIBOR + 4.000%)
	$172,906	8.730	09/15/28	165,743

Commercial Services – 0.2%
Vaco Holdings LLC (3M SOFR CME + 5.000%)
	123,750	9.730	01/21/29	118,903

Diversified Financial Services – 0.9%
DRW Holdings, LLC (1M USD LIBOR + 3.750%)
	371,250	8.134	03/01/28	360,811
Syncapay, Inc. (3M USD LIBOR + 6.500%)
	213,677	11.230	12/10/27	211,140

				571,951

Diversified Manufacturing – 0.3%
Apex Tool Group LLC (1M USD SOFR + 5.250%)
	223,875	9.667	02/08/29	191,097

Food & Beverages – 0.1%
Sigma Bidco B.V. (6M USD LIBOR + 3.000%)
	49,740	7.767	07/02/25	44,884

Home Construction – 0.3%
Packers Holdings LLC (3M USD LIBOR + 3.250%)
	245,747	7.542	03/09/28	213,955

Leisure Time – 0.3%
Arcis Golf LLC (1M USD LIBOR + 4.250%)
	173,688	8.634	11/24/28	168,911

Machinery – 0.0%
Clark Equipment Company (3M USD SOFR + 2.500%)
	24,813	6.538	04/20/29	24,433

Media - Cable – 0.3%
DirecTV Financing LLC (1M USD LIBOR + 5.000%)
	199,688	9.384	08/02/27	193,988

Metals & Mining – 0.3%
Grinding Media, Inc. (3M USD LIBOR + 4.000%)
	197,500	8.056	10/12/28	182,688

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(c)(h) – (continued)
Packaging – 0.3%
LABL, Inc. (3M USD LIBOR + 5.000%)
	$148,500	9.384%		10/29/28	$ 140,559
Pretium PKG Holdings, Inc. (3M USD LIBOR + 4.000%)
	99,000	8.073		10/02/28	78,635

					219,194

Pipelines – 0.1%
Centurion Pipeline Co. LLC (1M USD LIBOR + 4.000%)
	86,506	8.384		09/28/25	85,100

Retailers – 0.6%
New Era Cap Co., Inc. (3M USD LIBOR + 6.000%)
	168,437	9.941		07/13/27	156,647
TruGreen LP (3M USD LIBOR + 8.500%)
	310,000	13.431		11/02/28	226,300

					382,947

Retailing – 0.3%
RC Buyer, Inc.
(3M USD LIBOR + 3.500%)
	148,125	8.230		07/28/28	138,035
(3M USD LIBOR + 6.500%)
	50,000	11.230		07/30/29	44,833

					182,868

Technology - Software – 0.3%
Syndigo LLC (1M USD LIBOR + 4.500%)
	221,062	8.839		12/15/27	198,956
Technology - Software/Services – 0.9%
DCert Buyer, Inc. (6M USD LIBOR + 7.000%)
	325,000	11.696		02/19/29	295,425
Epicor Software Corp. (1M USD LIBOR + 7.750%)
	50,000	12.134		07/31/28	49,175
Loyalty Ventures Inc (1M USD LIBOR + 4.500%)
	208,125	8.884	(f)	11/03/27	82,730
Virtusa Corp. (1M USD LIBOR + 3.750%)
	193,807	8.134		02/11/28	186,539

					613,869

Telecommunications – 0.5%
Intelsat Jackson Holdings S.A. (6M SOFR + 4.250%)
	329,599	7.445		02/01/29	317,592

Transportation Services – 0.2%
LaserShip, Inc. (3M USD LIBOR + 4.500%)
	197,500	9.230		05/07/28	140,636
TOTAL BANK LOANS (Cost $6,528,279)					$ 5,904,113

Sovereign Debt Obligations – 7.4%
Euro – 2.1%
Benin Government International Bond
EUR	260,000	4.875	%(a)	01/19/32	$ 214,304
Republic Of Cameroon
	220,000	5.950	(a)	07/07/32	173,504

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Republic of Egypt
EUR	200,000	4.750%		04/16/26	$ 176,624
	200,000	5.625		04/16/30	147,187
Republic of Indonesia
	100,000	1.100		03/12/33	77,762
Republic of Ivory Coast
	500,000	4.875	(a)	01/30/32	421,255
Republic of Romania
	30,000	2.625	(a)	12/02/40	17,839
Republic of Senegal
	200,000	5.375	(a)	06/08/37	143,440

					1,371,915

Sovereign – 0.4%
Republic of Ecuador(d)
	$34,036	0.000	(a)	07/31/30	13,174
Republic of Romania
EUR	290,000	2.875		03/11/29	256,163

					269,337

United States Dollar – 4.9%
Dominican Republic
	$240,000	4.875	(a)	09/23/32	198,420
Morocco Government International Bond
	310,000	3.000	(a)	12/15/32	244,861
National Bank of Uzbekistan
	260,000	4.850		10/21/25	234,374
Republic of Abu Dhabi
	200,000	3.875	(a)	04/16/50	168,537
Republic of Argentina(b)
	13,920	1.000		07/09/29	3,689
	455,900	0.500	(i)	07/09/30	123,321
Republic of Ecuador(a)(i)
	40,000	5.500		07/31/30	25,445
	46,400	1.500		07/31/40	18,786
Republic of Egypt
	200,000	8.875	(a)	05/29/50	133,250
Republic of Lebanon(j)
	10,000	8.250		05/17/34	564
	10,000	6.750		11/29/27	568
	10,000	6.200		02/26/25	568
	20,000	6.850		05/25/29	1,129
	110,000	6.650		02/26/30	6,243
Republic of Nigeria
	400,000	7.625		11/21/25	366,500
Republic of Peru
	400,000	2.783	(b)	01/23/31	330,700
Republic of Turkey
	200,000	6.125		10/24/28	178,037
	200,000	7.625		04/26/29	188,750
	200,000	6.500		09/20/33	165,600
Republic of Uzbekistan
	200,000	3.700	(a)	11/25/30	166,100
Russian Federation Bond
	200,000	4.750		05/27/26	62,000
Ukraine Government Bond
	190,000	7.750		09/01/25	42,607

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
$200,000	7.750%	09/01/26	$ 42,038
200,000	7.750	09/01/28	42,700
United Mexican States
603,000	3.500 (b)	02/12/34	483,907

			3,228,694

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,145,492)			$ 4,869,946

Asset-Backed Securities(a)(c) – 5.3%
Collateralized Loan Obligations – 5.3%
Bain Capital Credit CLO Series 2019-1A, Class DR (3M USD
LIBOR + 3.450%)
$175,000	7.677%	04/19/34	$ 159,884
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD
LIBOR + 4.280%)
200,000	8.359	01/15/32	176,192
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR
(3M USD LIBOR + 3.250%)
600,000	7.329	10/15/32	558,129
Neuberger Berman Loan Advisers CLO 31, Ltd. Series 2019-31A,
Class DR (3M USD LIBOR + 3.250%)
600,000	7.493	04/20/31	561,821
Neuberger Berman Loan Advisers CLO Ltd. Series 2022-49A,
Class D (TSFR3M + 3.400%)
650,000	7.460	07/25/34	603,362
OCP CLO Ltd. Series 2022-24A, Class D (TSFR3M + 3.800%)
700,000	5.461	07/20/35	653,011
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M
USD LIBOR + 3.720%)
600,000	7.914	04/18/36	524,806
Tikehau US CLO I Ltd. Series 2021-1A, Class E (3M USD
LIBOR + 6.910%)
300,000	11.104	01/18/35	258,403

			3,495,608

TOTAL ASSET-BACKED SECURITIES (Cost $3,804,000)			$ 3,495,608

Shares	Description		Value

Common Stocks(j) – 0.3%
Communications Equipment – 0.1%
4,207	Intelsat Emergence SA		$ 94,657

Oil, Gas & Consumable Fuels – 0.2%
6,420	Summit Midstream Partners LP		107,086

TOTAL COMMON STOCKS (Cost $357,099)			$ 201,743

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Units	Expiration Date		Value

Rights(j) – 0.0%
Intelsat Jackson Holdings SA
440	12/05/25		$ 2,274
440	12/05/25		1,870

TOTAL RIGHTS (Cost $—)			$ 4,144

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 1.4%
United States Treasury Notes
$920,000	3.875%	12/31/29	$ 914,556
(Cost $917,428)

Shares	Dividend Rate		Value

Investment Company(k) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
159,585	4.159%		$ 159,585
(Cost $159,585)

TOTAL INVESTMENTS – 117.1% (Cost $88,848,490)			$ 76,980,538

OTHER ASSETS IN EXCESS OF LIABILITIES – (17.1)%			(11,257,270)

NET ASSETS – 100.0%			$ 65,723,268

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Pay-in-kind securities.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $14,989,583 which represents approximately 22.8% of net assets as of December 31, 2022.

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2022.

(j)	Security is currently in default and/or non-income producing.

(k)	Represents an Affiliated Issuer.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	EUR 242,742	USD 252,262	01/06/23	$7,692

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	4,275,271	EUR	4,306,710	01/06/23	$(336,808)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10	03/22/23	$1,122,969	$(8,646)
2 Year U.S. Treasury Notes	33	03/31/23	6,767,578	6,119
5 Year U.S. Treasury Notes	35	03/31/23	3,777,539	(13,590)

Total				$(16,117)

Short position contracts:
10 Year U.S. Treasury Notes	(14)	03/22/23	(1,655,937)	18,251
20 Year U.S. Treasury Bonds	(11)	03/22/23	(1,378,781)	15,308
Ultra Long U.S. Treasury Bonds	(5)	03/22/23	(671,563)	10,276

Total				$43,835

TOTAL FUTURES CONTRACTS				$27,718

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.000%(b)	6M EURO(c)	03/15/26	EUR 490	$5,489	$(4,274)	$9,763
3.000(b)	6M EURO(c)	03/15/27	150	1,777	(2,155)	3,932
3.000(b)	6M EURO(c)	03/15/28	880	11,892	(6,006)	17,898
3.000(b)	6M EURO(c)	03/15/30	850	12,424	(25,264)	37,688
3.000(b)	6M EURO(c)	03/15/33	750	14,773	(23,516)	38,289

TOTAL				$46,355	$(61,215)	$107,570

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(b)	Payments made annually.
(c)	Payments made semi-annually.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	3.900%	06/20/25	$46	$1,180	$(892)	$2,072
CDX.NA.IG Index 33	1.000	0.628	12/20/24	1,950	14,330	17,518	(3,188)
CDX.NA.IG Index 34	1.000	0.724	06/20/25	15,350	103,639	93,937	9,702

TOTAL					$119,149	$110,563	$8,586

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
TSFR	— Term Secured Overnight Financing Rate
UMBS	— Uniform Mortgage Backed Securities
WR	— Withdrawn Rating

Abbreviations:
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.IG Ind 33	— CDX North America Investment Grade Index 33
CDX.NA.IG Ind 34	— CDX North America Investment Grade Index 34
EURO	— Euro Offered Rate

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 52.5%
Advertising – 0.9%
CMG Media Corp.(CCC+/Caa1)(a)
$97,000	8.875	%(b)	12/15/27	$ 72,983
Lamar Media Corp.(BB/Ba3)(a)
177,000	3.625		01/15/31	146,448
Outfront Media Capital LLC/Outfront Media Capital Corp.(B+/B2)(a)
46,000	4.250	(b)	01/15/29	38,156
279,000	4.625	(b)	03/15/30	231,375

				488,962

Aerospace & Defense(a) – 1.4%
Spirit AeroSystems, Inc.(CCC+/Caa1)
343,000	4.600		06/15/28	277,803
TransDigm, Inc.(B-/B3)
327,000	4.625		01/15/29	287,328
Triumph Group, Inc.(CCC-/Caa3)
209,000	7.750		08/15/25	177,995

				743,126

Automotive – 1.6%
Allison Transmission, Inc.(NR/Ba2)(a)
282,000	3.750	(b)	01/30/31	232,018
Dana, Inc.(BB/B1)(a)
162,000	5.625		06/15/28	147,375
79,000	4.250		09/01/30	63,660
Dealer Tire LLC/DT Issuer LLC(CCC/Caa1)(a)
107,000	8.000	(b)	02/01/28	91,175
Ford Motor Co.(BB+/Ba2)(a)
319,000	6.100		08/19/32	295,541
Real Hero Merger Sub 2, Inc.(CCC/Caa2)(a)
23,000	6.250	(b)	02/01/29	15,753

				845,522

Banks(a)(b) – 0.2%
Freedom Mortgage Corp.(B/B2)
139,000	6.625		01/15/27	108,584

Building Materials(b) – 1.0%
Builders FirstSource, Inc.(BB-/Ba2)(a)
293,000	4.250		02/01/32	238,540
CP Atlas Buyer, Inc.(CCC/Caa2)(a)
137,000	7.000		12/01/28	102,564
Standard Industries, Inc.(BB/B1)(a)
96,000	5.000		02/15/27	88,793
95,000	4.375		07/15/30	77,820

				507,717

Chemicals(b) – 2.4%
Ashland LLC(BB+/Ba1)(a)
155,000	3.375		09/01/31	123,337
Avient Corp.(BB-/Ba3)(a)
102,000	7.125		08/01/30	100,328
Axalta Coating Systems LLC(BB-/B1)(a)
160,000	3.375		02/15/29	132,776
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V.(BB-/B1)(a)
183,000	4.750		06/15/27	169,105

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(b) – (continued)
Diamond BC BV(B/Caa1)(a)
$30,000	4.625%		10/01/29	$ 24,070
Element Solutions, Inc.(BB/B1)(a)
147,000	3.875		09/01/28	125,476
Ingevity Corp.(NR/Ba3)(a)
256,000	3.875		11/01/28	220,838
The Chemours Co.(BB/B1)(a)
155,000	5.750		11/15/28	139,178
222,000	4.625		11/15/29	182,042
WR Grace Holdings LLC(CCC+/B3)(a)
58,000	5.625		08/15/29	46,923

				1,264,073

Commercial Services(b) – 1.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(CCC+/Caa1)(a)
95,000	6.000		06/01/29	69,501
APi Group DE, Inc.(B/B1)(a)
421,000	4.125		07/15/29	355,943
28,000	4.750		10/15/29	24,525
APX Group, Inc.(CCC/Caa1)(a)
149,000	5.750		07/15/29	123,536
Metis Merger Sub LLC(CCC/Caa2)(a)
41,000	6.500		05/15/29	34,670
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(NR/Ba3)(a)
175,000	4.625		11/01/26	165,081

				773,256

Computers(a)(b) – 0.3%
Science Applications International Corp.(BB-/B1)
134,000	4.875		04/01/28	124,545
Virtusa Corp.(CCC+/Caa2)
39,000	7.125		12/15/28	29,921

				154,466

Distribution & Wholesale(a)(b) – 1.0%
American Builders & Contractors Supply Co., Inc.(B+/B1)
148,000	3.875		11/15/29	120,956
BCPE Empire Holdings, Inc.(CCC/Caa2)
295,000	7.625		05/01/27	264,651
H&E Equipment Services, Inc.(BB-/B2)
174,000	3.875		12/15/28	148,133

				533,740

Diversified Financial Services – 3.3%
Castlelake Aviation Finance DAC(B+/B2)(a)
116,000	5.000	(b)	04/15/27	100,657
Coinbase Global, Inc.(BB/Ba2)(a)
360,000	3.375	(b)	10/01/28	190,184
Global Aircraft Leasing Co. Ltd.(NR/B2)(a)(c) (PIK 7.250%, Cash 6.500%)
101,529	6.500	(b)	09/15/24	86,540
Nationstar Mortgage Holdings, Inc.(B/B1)(a)
46,000	5.125	(b)	12/15/30	35,372
Navient Corp.(B+/Ba3)(a)
219,000	4.875		03/15/28	179,771

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Navient Corp.(B+/Ba3)(a) – (continued)
$218,000	5.500%		03/15/29	$ 178,780
NFP Corp.(CCC+/Caa2)(a)
224,000	6.875	(b)	08/15/28	185,470
PennyMac Financial Services, Inc.(B+/Ba3)(a)
191,000	5.750	(b)	09/15/31	154,721
United Wholesale Mortgage LLC(NR/Ba3)(a)
122,000	5.500	(b)	11/15/25	110,181
138,000	5.500	(b)	04/15/29	110,018
VistaJet Malta Finance PLC/XO Management Holding, Inc.(B-/Caa1)(a)
243,000	7.875	(b)	05/01/27	219,910
235,000	6.375	(b)	02/01/30	188,775

				1,740,379

Electrical(b) – 0.8%
NRG Energy, Inc.(BB+/Ba2)(a)
50,000	3.375		02/15/29	40,370
131,000	3.625		02/15/31	100,232
Pike Corp.(CCC+/B3)(a)
305,000	5.500		09/01/28	266,600

				407,202

Electrical Components & Equipment(b) – 0.8%
Energizer Holdings, Inc.(B/B2)(a)
52,000	6.500		12/31/27	49,600
237,000	4.375		03/31/29	201,457
WESCO Distribution, Inc.(BB/Ba3)(a)
178,000	7.250		06/15/28	180,465

				431,522

Electronics(a)(b) – 0.3%
Atkore, Inc.(BB/Ba2)
108,000	4.250		06/01/31	93,407
Coherent Corp.(B+/B2)
89,000	5.000		12/15/29	77,006

				170,413

Engineering & Construction(b) – 0.7%
Global Infrastructure Solutions, Inc.(BB-/B1)(a)
257,000	5.625		06/01/29	200,396
176,000	7.500		04/15/32	141,534

				341,930

Entertainment(a)(b) – 0.5%
Boyne USA, Inc.(B/B1)
120,000	4.750		05/15/29	107,442
Caesars Entertainment, Inc.(B-/Caa1)
88,000	4.625		10/15/29	71,562
SeaWorld Parks & Entertainment, Inc.(B/B3)
115,000	5.250		08/15/29	100,307

				279,311

Environmental(a)(b) – 0.4%
GFL Environmental, Inc.(B-/B3)
122,000	4.375		08/15/29	103,871

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a)(b) – (continued)
Stericycle, Inc.(BB-/NR)
$138,000	3.875%		01/15/29	$ 120,468

				224,339

Food & Drug Retailing(b) – 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertson’s LLC(BB/Ba3)(a)
197,000	3.500		03/15/29	165,192
Performance Food Group, Inc.(BB-/B2)(a)
93,000	4.250		08/01/29	80,565
Post Holdings, Inc.(B+/B2)(a)
51,000	5.500		12/15/29	46,205
US Foods, Inc.(B+/B3)(a)
176,000	4.750		02/15/29	156,290
84,000	4.625		06/01/30	74,225

				522,477

Forest Products&Paper(a)(b) – 0.4%
Clearwater Paper Corp.(BB-/Ba3)
138,000	4.750		08/15/28	121,742
Glatfelter Corp.(CCC/Caa2)
122,000	4.750		11/15/29	74,084

				195,826

Gaming(a)(b) – 0.2%
Boyd Gaming Corp.(BB/B3)
130,000	4.750		06/15/31	113,148

Healthcare Providers & Services(a) – 0.7%
Encompass Health Corp.(B+/B1)
182,000	4.500		02/01/28	165,230
Medline Borrower LP(B-/Caa1)
210,000	5.250	(b)	10/01/29	166,904
Surgery Center Holdings, Inc.(CCC/Caa2)
20,000	6.750	(b)	07/01/25	19,822

				351,956

Home Builders – 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.(B+/B1)(a)
85,000	4.625	(b)	04/01/30	68,806
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(B+/B1)(a)
181,000	4.875	(b)	02/15/30	141,341
Century Communities, Inc.(BB-/Ba2)(a)
220,000	3.875	(b)	08/15/29	172,922
KB Home(BB/Ba2)(a)
82,000	7.250		07/15/30	79,634
LGI Homes, Inc.(BB-/Ba2)(a)
108,000	4.000	(b)	07/15/29	83,347
Tri Pointe Homes, Inc.(BB-/Ba2)(a)
144,000	5.250		06/01/27	128,534
32,000	5.700		06/15/28	29,142

				703,726

Household Products(a)(b) – 0.5%
Spectrum Brands, Inc.(B/B2)
315,000	3.875		03/15/31	246,273

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a)(b) – 0.5%
Acrisure LLC/Acrisure Finance, Inc.(CCC+/Caa2)
$90,000	6.000%		08/01/29	$ 72,431
AssuredPartners, Inc.(CCC+/Caa2)
24,000	5.625		01/15/29	19,939
HUB International Ltd.(CCC+/Caa2)
164,000	7.000		05/01/26	160,984

				253,354

Internet(b) – 3.2%
Arches Buyer, Inc.(CCC+/Caa1)(a)
30,000	6.125		12/01/28	24,073
Endurance International Group Holdings, Inc.(CCC+/Caa2)(a)
100,000	6.000		02/15/29	65,088
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(BB-/Ba3)(a)
248,000	3.500		03/01/29	209,213
GrubHub Holdings, Inc.(B-/B3)(a)
609,000	5.500		07/01/27	441,135
Match Group Holdings II LLC(BB/Ba3)(a)
242,000	4.625		06/01/28	216,425
590,000	4.125		08/01/30	482,172
Uber Technologies, Inc.(B-/B2)(a)
135,000	6.250		01/15/28	130,063
147,000	4.500		08/15/29	128,158

				1,696,327

Leisure Time(b) – 1.4%
Carnival Corp.(B/B3)(a)
111,000	7.625		03/01/26	88,654
92,000	5.750		03/01/27	65,641
186,000	6.000		05/01/29	124,635
MajorDrive Holdings IV LLC(CCC+/Caa2)(a)
90,000	6.375		06/01/29	67,214
NCL Corp. Ltd.(B-/Caa1)(a)
71,000	3.625		12/15/24	60,804
18,000	5.875		03/15/26	14,167
NCL Finance Ltd.(B-/Caa1)(a)
105,000	6.125		03/15/28	77,948
Royal Caribbean Cruises Ltd.(B/B3)(a)
157,000	4.250		07/01/26	127,121
143,000	5.500		04/01/28	114,230

				740,414

Lodging(b) – 0.5%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(B/B2)(a)
139,000	5.000		06/01/29	120,670
193,000	4.875		07/01/31	157,961

				278,631

Machinery-Diversified(a)(b) – 0.7%
Titan Acquisition Ltd./Titan Co-Borrower LLC(CCC/Caa2)
419,000	7.750		04/15/26	378,361

Media – 6.2%
Cable One, Inc.(BB-/B2)
256,000	4.000	(a)(b)	11/15/30	199,442
CCO Holdings LLC/CCO Holdings Capital Corp.(BB-/B1)
420,000	4.750	(a)(b)	03/01/30	362,750

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(BB-/B1) – (continued)
$(a)	141,000	4.250	%(b)	02/01/31	$ 113,206
	320,000	4.250	(a)(b)	01/15/34	236,634
CSC Holdings LLC(B-/Caa1)
	303,000	5.750	(a)(b)	01/15/30	171,322
	369,000	4.625	(a)(b)	12/01/30	203,057
DISH DBS Corp.(B/B3)
	364,000	7.375	(a)	07/01/28	257,275
	161,000	5.125		06/01/29	103,863
GCI LLC(B/B3)
	190,000	4.750	(a)(b)	10/15/28	161,648
Gray Television, Inc.(B/B3)
	273,000	4.750	(a)(b)	10/15/30	197,529
iHeartCommunications, Inc.(B-/Caa1)
	154,113	8.375	(a)	05/01/27	131,258
Nexstar Media, Inc.(B+/B2)
	261,000	4.750	(a)(b)	11/01/28	226,115
Sirius XM Radio, Inc.(BB/Ba3)(a)(b)
	202,000	4.125		07/01/30	166,880
	152,000	3.875		09/01/31	120,101
TEGNA, Inc.(BB/Ba3)(a)
	475,000	5.000		09/15/29	449,673
Ziggo Bond Co. B.V.(B-/B3)
	200,000	5.125	(a)(b)	02/28/30	162,252

					3,263,005

Metal Fabricate & Hardware(a)(b) – 0.3%
Roller Bearing Co of America, Inc.(B+/B2)
	170,000	4.375		10/15/29	146,967

Miscellaneous Manufacturing(a) – 0.8%
Hillenbrand, Inc.(BB+/Ba1)
	498,000	3.750		03/01/31	410,636

Oil Field Services – 4.1%
Archrock Partners LP/Archrock Partners Finance Corp.(B+/ B2)(a)
	157,000	6.250	(b)	04/01/28	144,299
California Resources Corp.(BB-/B2)(a)
	164,000	7.125	(b)	02/01/26	156,438
Callon Petroleum Co.(B+/B3)(a)
	77,000	7.500	(b)	06/15/30	70,687
CNX Resources Corp.(BB/B1)(a)
	77,000	6.000	(b)	01/15/29	71,070
	90,000	7.375	(b)	01/15/31	86,355
CrownRock LP/CrownRock Finance, Inc.(BB-/B1)(a)
	84,000	5.000	(b)	05/01/29	75,298
MEG Energy Corp.(BB-/B2)(a)
	80,000	5.875	(b)	02/01/29	75,479
Nabors Industries, Inc.(B/B1)(a)
	144,000	7.375	(b)	05/15/27	141,097
Nabors Industries, Ltd.(CCC/B3)(a)
	332,000	7.500	(b)	01/15/28	302,575
Range Resources Corp.(BB/Ba3)(a)
	47,000	4.750	(b)	02/15/30	41,581
Southwestern Energy Co.(BB+/NR)(a)
	229,000	5.375		02/01/29	212,107
Southwestern Energy Co.(BB+/Ba2)(a)
	135,000	5.375		03/15/30	122,773
	67,000	4.750		02/01/32	57,207

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Sunoco LP/Sunoco Finance Corp.(BB/Ba3)(a)
$194,000	4.500%		04/30/30	$ 168,471
TechnipFMC PLC(BB+/Ba1)(a)
188,000	6.500	(b)	02/01/26	183,678
Transocean, Inc.(CCC+/Caa1)(a)
207,000	11.500	(b)	01/30/27	207,904

				2,117,019

Other Secured Debt Obligations – 0.2%
Cinemark Holdings, Inc.(NR/NR)
100,000	4.500		08/15/25	95,508

Packaging – 1.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(B-/Caa1)
725,000	5.250	(a)(b)	08/15/27	546,730
Ball Corp.(BB+/Ba1)
115,000	6.875		03/15/28	118,212
Trident TPI Holdings, Inc.(CCC+/Caa2)
253,000	9.250	(a)(b)	08/01/24	240,663

				905,605

Pharmaceuticals(b) – 1.0%
AdaptHealth LLC(B/B1)(a)
84,000	6.125		08/01/28	77,666
38,000	4.625		08/01/29	31,851
49,000	5.125		03/01/30	41,705
Organon & Co./Organon Foreign Debt Co.-Issuer BV(BB-/B1)(a)
200,000	5.125		04/30/31	173,244
Prestige Brands, Inc.(BB-/B2)(a)
96,000	5.125		01/15/28	90,679
105,000	3.750		04/01/31	86,850

				501,995

Pipelines – 2.8%
Cheniere Energy Partners LP(BBB-/Ba1)(a)
200,000	4.500		10/01/29	180,004
DT Midstream, Inc.(BB+/Ba2)(a)
210,000	4.375	(b)	06/15/31	175,636
EQM Midstream Partners LP(BB-/Ba3)(a)
164,000	7.500	(b)	06/01/27	160,667
Global Partners LP/GLP Finance Corp.(B+/B2)(a)
124,000	6.875		01/15/29	112,309
Hess Midstream Operations LP(BB+/Ba2)(a)
74,000	4.250	(b)	02/15/30	63,458
48,000	5.500	(b)	10/15/30	44,144
Howard Midstream Energy Partners LLC(B/B3)(a)
79,000	6.750	(b)	01/15/27	76,342
Kinetik Holdings LP(BB+/Ba1)(a)
231,000	5.875	(b)	06/15/30	216,482
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(BB-/B1)(a)
107,000	6.000	(b)	12/31/30	93,065
217,000	6.000	(b)	09/01/31	186,891

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(BBB-/Baa3)(a)
$149,000	4.875%		02/01/31	$ 134,629

				1,443,627

Real Estate(a)(b) – 0.1%
The Howard Hughes Corp.(BB-/Ba3)
69,000	4.125		02/01/29	57,720

Real Estate Investment Trusts(a) – 0.7%
SBA Communications Corp.(BB/B1)
444,000	3.125		02/01/29	369,745

Retailing – 3.9%
Arko Corp.(B-/B3)(a)
211,000	5.125	(b)	11/15/29	165,508
Asbury Automotive Group, Inc.(BB/B1)(a)
86,000	4.500		03/01/28	75,733
42,000	4.625	(b)	11/15/29	35,436
189,000	4.750		03/01/30	158,656
28,000	5.000	(b)	02/15/32	23,099
Beacon Roofing Supply, Inc.(B/B2)(a)
137,000	4.125	(b)	05/15/29	114,359
Foundation Building Materials, Inc.(CCC+/Caa1)(a)(b)
300,000	6.000		03/01/29	225,282
Group 1 Automotive, Inc.(BB+/Ba2)(a)
145,000	4.000	(b)	08/15/28	123,279
Ken Garff Automotive LLC(BB-/B1)(a)
147,000	4.875	(b)	09/15/28	123,232
LCM Investments Holdings II LLC(BB-/B2)(a)
218,000	4.875	(b)	05/01/29	176,083
Lithia Motors, Inc.(BB+/Ba2)(a)
93,000	3.875	(b)	06/01/29	76,650
327,000	4.375	(b)	01/15/31	268,346
Murphy Oil USA, Inc.(BB+/Ba2)(a)
29,000	3.750	(b)	02/15/31	24,147
Penske Automotive Group, Inc.(BB-/Ba3)(a)
280,000	3.750		06/15/29	227,402
Sonic Automotive, Inc.(BB-/B1)(a)
174,000	4.625	(b)	11/15/29	140,303
63,000	4.875	(b)	11/15/31	49,599
SRS Distribution, Inc.(CCC/Caa2)(a)
62,000	6.125	(b)	07/01/29	50,322

				2,057,436

Semiconductors(a)(b) – 0.2%
Qorvo, Inc.(BBB-/Ba1)
114,000	3.375		04/01/31	92,465

Software(b) – 1.3%
AthenaHealth Group, Inc.(CCC/Caa2)(a)
161,000	6.500		02/15/30	119,274
Castle U.S. Holding Corp.(CCC-/Caa2)(a)
111,000	9.500		02/15/28	43,655
Clarivate Science Holdings Corp.(CCC+/Caa1)(a)
119,000	4.875		07/01/29	101,183
Open Text Corp.(BB-/Ba3)(a)
122,000	3.875		02/15/28	104,704
159,000	3.875		12/01/29	127,995

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(b) – (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(B+/B1)(a)
$186,000	3.875%	02/01/29	$ 156,739

			653,550

Telecommunication Services(b) –1.3%
Level 3 Financing, Inc.(BB-/Ba3)(a)
180,000	4.250	07/01/28	141,800
103,000	3.625	01/15/29	75,355
97,000	3.750	07/15/29	69,858
ViaSat, Inc.(B/Caa1)(a)
406,000	5.625	09/15/25	378,944

			665,957

Transportation(a)(b) –0.3%
Cargo Aircraft Management, Inc.(BB/Ba2)
171,000	4.750	02/01/28	155,073
TOTAL CORPORATE OBLIGATIONS (Cost $31887477) $			27,431,343

Secured Debt Obligations – 43.3%
Bank Loans(d) – 29.5%
Aerospace & Defense(e) –0.5%
ADS Tactical, Inc.(B+/B3) (1M USD LIBOR + 5.750%)
$274,827	10.139%	03/19/26	$ 245,283

Airlines(e) –0.8%
Air Canada(BB-/Ba2) (3M USD LIBOR + 3.500%)
199,000	8.130	08/11/28	196,264
United Airlines, Inc.(BB-/Ba1) (1M USD LIBOR + 3.750%)
218,444	2.836	10/01/25	215,290

			411,554

Automotive(e) –0.8%
First Brands Group LLC(B+/B1) (3M SOFR + 5.000%)
385,150	8.368	03/30/27	363,582
First Brands Group, LLC(NR/NR) (3M USD LIBOR + 5.000%)
85,000	9.358	03/30/27	80,006

			443,588

Automotive – Distributors(e) –0.5%
Truck Hero, Inc.(B-/B2) (1M USD LIBOR + 3.750%)
294,750	8.133	01/31/28	251,643
Automotive Parts(e) –1.0%
Holley Purchaser, Inc.(B-/B2) (3M USD LIBOR + 3.750%)
324,675	8.424	11/17/28	280,237
Mavis Tire Express Services Corp.(B-/B2) (1M USD SOFR CME + 4.000%)
246,622	8.500	05/04/28	234,819
Wheel Pros, LLC(CCC/Caa3) (3M USD LIBOR + 4.500%)
0	8.825	05/11/28	—

			515,056

Principal Amount		Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Building & Construction Materials(e) –0.6%
DG Investment Intermediate Holdings 2, Inc.(B/B2) (1M USD LIBOR + 3.750%)
	$221,632	8.073%		03/31/28	$ 211,659
Energize HoldCo LLC(CCC+/Caa2) (1M USD LIBOR + 6.750%)
	100,000	11.133	(f)	12/07/29	91,500

					303,159

Building Materials(e) –1.0%
CP Atlas Buyer, Inc.(B-/B2) (1M USD LIBOR + 3.500%)
	295,836	7.883		11/23/27	258,324
Icebox Holdco III, Inc.(B-/B2) (3M USD LIBOR + 3.750%)
	223,505	8.230		12/22/28	205,625
Icebox Holdco III, Inc.(CCC/Caa2) (3M USD LIBOR + 6.750%)
	50,000	11.480		12/21/29	44,000

					507,949

Capital Goods-Others(e) –0.4%
Engineered Machinery Holdings, Inc.(B-/B1) (3M USD LIBOR + 3.750%)
	97,366	8.480		05/19/28	94,080
Engineered Machinery Holdings, Inc.(NR/B1) (3M EURIBOR + 3.750%)
EUR	123,438	5.952		05/21/28	124,701

					218,781

Chemicals(e) –0.9%
Illuminate Buyer, LLC(B+/B1) (1M USD LIBOR + 3.500%)
	$146,806	7.883		06/30/27	140,330
Trident TPI Holdings, Inc.(B-/B2) (3M USD LIBOR + 3.250%)
	326,298	7.980		10/17/24	321,913

					462,243

Coal(e) –0.4%
Oxbow Carbon LLC(BB-/B1) (3M USD LIBOR + 4.250%)
	207,463	8.980		10/17/25	205,855

Commercial Services(e) –1.5%
Allied Universal Holdco LLC(B/B2) (1M USD LIBOR + 3.750%)
	0	8.173		05/12/28	—
Amentum Government Services Holdings LLC(B/B1) (3M USD
SOFR CME + 4.000%)
	345,638	8.764		02/15/29	336,026
Garda World Security Corp.(B/B2) (3M USD LIBOR + 4.250%)
	232,008	8.930		10/30/26	225,164
Holding Socotec(B/B2)
(3M EURIBOR + 3.500%)
EUR	100,000	5.702		06/02/28	$ 100,569
(3M USD LIBOR + 3.500%)
	$122,250	8.730		06/30/28	$ 114,609

					776,368

Computers(e) –0.7%
Perforce Software, Inc.(B-/B2) (1M USD LIBOR + 3.750%)
	396,953	8.134		07/01/26	369,166

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Consumer Cyclical Services(e) – 1.0%
FCG Acquisitions, Inc. (B-/B2) (3M SOFR + 4.750%)
$219,450	9.330%	03/31/28	$ 210,124
The Hertz Corp. (BB+/Ba3) (1M USD LIBOR + 3.250%)
344,540	15.260	06/30/28	337,025

			547,149

Consumer Products(e) – 0.5%
Springs Windows Fashions LLC (B-/B2) (3M USD LIBOR + 4.000%)
297,750	8.753	10/06/28	242,517

Distribution & Wholesale(e) – 0.5%
BCPE Empire Holdings, Inc. (NR/B3) (1M USD LIBOR + 4.000%)
246,191	8.384	06/11/26	239,113

Diversified Financial Services(e) – 1.0%
CQP Holdco LP (BB/B1) (3M USD LIBOR + 3.750%)
219,443	8.480	06/05/28	218,133
DRW Holdings, LLC (BB-/Ba3) (1M USD LIBOR + 3.750%)
321,750	8.133	03/01/28	312,702

			530,835

Diversified Manufacturing(e) – 1.2%
Apex Tool Group LLC (B-/B2) (1M USD SOFR + 5.250%)
400,800	9.667	02/08/29	342,119
Vertical US Newco, Inc. (B+/B1) (3M USD LIBOR + 3.500%)
308,303	6.871	10/01/25	296,165

			638,284

Electrical(e) – 0.5%
TerraForm Power Operating, LLC (BB+/Ba2) (3M USD SOFR CME + 2.750%)
273,625	7.430	05/21/29	271,231

Food & Beverage(e) – 0.5%
Chobani, LLC (B-/B1) (1M USD LIBOR + 3.500%)
244,375	7.884	10/25/27	239,079

Health Care(e) – 1.2%
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M USD LIBOR + 3.500%)
362,008	7.883	10/02/28	358,330
Onex TSG Intermediate Corp. (B/B2) (3M USD LIBOR + 4.750%)
295,500	9.165	02/28/28	262,321

			620,651

Health Care - Services(e) – 0.5%
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (3M USD LIBOR + 3.750%)
300,000	8.165	11/03/25	282,150

Insurance(e) – 0.6%
Acrisure, LLC (B/B2) (1M USD LIBOR + 3.500%)
345,558	7.884	02/15/27	323,529

Investment Companies(e) – 0.2%
Energize HoldCo LLC (B/B2) (1M USD LIBOR + 3.750%)
123,191	8.134	12/08/28	117,463

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Leisure Time(a)(b) – 0.1%
Carnival Corp. (BB-/B1)
$81,000	9.875%	08/01/27	$ 76,727

Machinery(e) – 0.4%
SPX Flow, Inc. (B-/B2) (1M SOFR + 4.500%)
249,375	8.923	04/05/29	232,365

Media - Cable(e) – 0.6%
DirecTV Financing LLC (BB/Ba3) (1M USD LIBOR + 5.000%)
308,626	9.384	08/02/27	299,817

Media - Non Cable(e) – 1.5%
Allen Media, LLC (B+/Ba3) (3M USD LIBOR + 5.500%)
410,844	10.230	02/10/27	335,097
CMG Media Corp. (B+/B1) (3M USD LIBOR + 3.500%)
337,108	8.230	12/17/26	314,896
iHeartCommunications, Inc. (BB-/B1) (1M USD LIBOR + 3.000%)
142,962	7.384	05/01/26	130,765

			780,758

Oil Field Services(e) – 0.7%
ChampionX Corporation (BBB-/Ba2) (1M SOFR + 3.250%)
349,125	7.567	06/07/29	346,943

Packaging(e) – 1.8%
Charter NEX US, Inc. (B/B2) (1M USD LIBOR + 3.750%)
320,113	8.134	12/01/27	310,410
Clydesdale Acquisition Holdings, Inc. (B/B2) (1M SOFR + 4.175%)
372,439	8.598	04/13/29	353,974
LABL, Inc. (B-/B2) (3M USD LIBOR + 5.000%)
221,441	9.383	10/29/28	209,600
Trident TPI Holdings, Inc. (B-/B2) (1M SOFR + 5.250%)
50,000	3.000	04/29/20	48,063

			922,047

Pharmaceuticals(e) – 1.0%
Covetrus, Inc. (B-/B1) (3M SOFR + 5.000%)
275,000	9.580	10/13/29	256,988
Gainwell Acquisition Corp. (B+/B2) (3M USD LIBOR + 4.000%)
294,000	8.730	10/01/27	275,257

			532,245

Pipelines(e) – 1.0%
AL NGPL Holdings, LLC (B+/Ba3) (3M USD LIBOR + 3.750%)
334,839	7.534	04/14/28	330,151
Freeport LNG Investments LLLP (B-/B3) (3M USD LIBOR + 3.500%)
0	7.743	12/21/28	—
M6 ETX Holdings II Midco LLC (B+/B1) (3M SOFR + 4.500%)
199,500	9.157	09/19/29	199,313

			529,464

Restaurants(e) – 0.6%
IRB Holding Corp. (B+/B2) (1M USD LIBOR + 2.750%)
294,588	7.134	02/05/25	291,595

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Retailers(e) – 0.5%
New Era Cap Co., Inc. (B+/B2) (3M USD LIBOR + 6.000%)
$264,687	9.941%		07/13/27	$ 246,159

Retailing(e) – 0.6%
RC Buyer, Inc. (B-/B1) (3M USD LIBOR + 3.500%)
246,875	8.230		07/28/28	230,058
RC Buyer, Inc. (CCC/Caa1) (3M USD LIBOR + 6.500%)
100,000	11.230		07/30/29	89,667

				319,725

Technology - Software(e) – 3.1%
Ahead DB Holdings LLC (B+/B1) (3M USD LIBOR + 3.750%)
270,875	8.480		10/18/27	261,056
Camelot U.S. Acquisition LLC (B/B1) (1M USD LIBOR + 3.000%)
325,768	14.768		10/30/26	320,236
Castle US Holding Corp. (CCC+/B3) (1M USD LIBOR + 3.750%)
293,125	8.134		01/29/27	178,440
DCert Buyer, Inc. (B-/B2) (6M USD LIBOR + 4.000%)
182,221	8.695		10/16/26	175,778
DCert Buyer, Inc. (CCC/Caa2) (6M USD LIBOR + 7.000%)
125,000	11.695		02/19/29	113,625
Loyalty Ventures Inc (CCC+/Caa2) (1M USD LIBOR + 4.500%)
254,375	8.883	(f)	11/03/27	101,114
Syndigo LLC (B-/B2) (1M USD LIBOR + 4.500%)
221,063	8.839		12/15/27	198,956
Virtusa Corp. (B/B2) (1M USD LIBOR + 3.750%)
294,750	8.134		02/11/28	283,697

				1,632,902

Telecommunications(e) – 0.8%
GoTo Group, Inc. (B/B3) (1M USD LIBOR + 4.750%)
194,502	9.138		08/31/27	124,335
Intelsat Jackson Holdings S.A. (B+/B3) (6M SOFR + 4.250%)
318,102	7.445		02/01/29	306,514

				430,849

TOTAL BANK LOANS				$15,404,242

Other Secured Debt Obligations – 13.8%
Aerospace & Defense – 0.3%
Spirit AeroSystems, Inc. (BB-/Ba2)
$135,000	9.375%		11/30/29	$ 142,267

Airlines(b) – 0.5%
Allegiant Travel Co. (BB-/Ba3)
70,000	7.250	(a)	08/15/27	66,633
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
9,842	5.500		04/20/26	9,465
42,261	5.750		04/20/29	38,663
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)
139,170	5.750	(a)	01/20/26	125,919

				240,680

Chemicals(a)(b) – 1.7%
ASP Unifrax Holdings, Inc. (B-/B2)
182,000	5.250		09/30/28	146,563

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Chemicals(a)(b) – (continued)
Herens Holdco S.a.r.l. (B-/B2)
$245,000	4.750%		05/15/28	$ 195,939
WR Grace Holdings LLC (B/B1)
600,000	4.875		06/15/27	531,534

				874,036

Commercial Services – 1.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B/B2)(a)
142,000	6.625	(b)	07/15/26	130,218
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l. (B/B2)(a)
354,000	4.625	(b)	06/01/28	296,429
APX Group, Inc. (B/B1)(a)
50,000	6.750	(b)	02/15/27	48,168
The ADT Security Corp. (BB-/Ba3)(a)
306,000	4.125	(b)	08/01/29	262,312
United Rentals North America, Inc. (BBB-/Baa3)
230,000	6.000		12/15/29	228,850

				965,977

Diversified Financial Services(a)(b) – 0.1%
NFP Corp. (B/B1)
87,000	4.875		08/15/28	74,072

Electrical(a)(b) – 0.4%
Calpine Corp. (BB+/Ba2)
283,000	3.750		03/01/31	228,831

Environmental(a)(b) – 0.2%
GFL Environmental, Inc. (BB-/Ba3)
100,000	3.500		09/01/28	87,982

Healthcare Providers & Services(a)(b) – 0.9%
CHS/Community Health Systems, Inc. (B/B2)
210,000	5.250		05/15/30	158,609
Medline Borrower LP (B+/B1)
385,000	3.875		04/01/29	310,294

				468,903

Insurance(a)(b) – 0.3%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
178,000	4.250		02/15/29	147,767

Internet(a)(b) – 0.3%
Arches Buyer, Inc. (B/B1)
178,000	4.250		06/01/28	139,609

Lodging(a)(b) – 0.3%
Travel & Leisure Co. (BB-/Ba3)
191,000	4.500		12/01/29	155,682

Machinery-Construction & Mining(a)(b) – 0.2%
Vertiv Group Corp. (BB-/B1)
150,000	4.125		11/15/28	127,995

Machinery-Diversified(a)(b) – 0.2%
Chart Industries, Inc. (B+/Ba3)
100,000	7.500		01/01/30	100,415

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Media(a)(b) – 3.2%
Altice Financing SA (B/B2)
$316,000	5.000%	01/15/28	$ 255,385
Audacy Capital Corp. (CCC-/Caa3)
63,000	6.500	05/01/27	11,959
DISH DBS Corp. (B+/Ba3)
195,000	5.250	12/01/26	164,488
DISH Network Corp. (B+/Ba3)
195,000	11.750	11/15/27	200,526
Scripps Escrow II, Inc. (BB/Ba3)
305,000	3.875	01/15/29	248,145
Sinclair Television Group, Inc. (BB-/Ba2)
227,000	4.125	12/01/30	169,480
UPC Holding B.V. (B/B3)
200,000	5.500	01/15/28	179,536
Urban One, Inc. (B-/B3)
62,000	7.375	02/01/28	52,420
VZ Secured Financing B.V. (B+/B1)
256,000	5.000	01/15/32	208,725
Ziggo B.V. (B+/B1)
200,000	4.875	01/15/30	167,230

			1,657,894

Oil Field Services(a)(b) – 0.4%
Transocean Poseidon Ltd. (B-/B2)
45,500	6.875	02/01/27	44,334
Transocean Proteus Ltd. (B-/NR)
15,200	6.250	12/01/24	15,048
Transocean Sentry Ltd. (B-/B2)
180,598	5.375	05/15/23	179,164

			238,546

Oil, Gas & Consumable Fuels(a)(c) – 0.1%
Noble Finance Co. (NR/NR) (PIK 15.000%, Cash 11.000%)
46,709	11.000	02/15/28	51,224

Packaging(a)(b) – 0.3%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)
85,000	4.375	10/15/28	75,966
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (B+/B1)
87,000	4.000	10/15/27	77,245

			153,211

Pharmaceuticals(a)(b) – 0.1%
Bausch Health Cos., Inc. (B-/Caa1)
95,000	4.875	06/01/28	60,778

Retailing(b) – 1.0%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)(a)
192,000	4.375	01/15/28	172,664
305,000	4.000	10/15/30	247,675
Specialty Building Products Holdings LLC/SBP Finance Corp. (B/B3)(a)
158,000	6.375	09/30/26	126,909

			547,248

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Software(a)(b) – 0.4%
Camelot Finance SA (B/B1)
$28,000	4.500%	11/01/26	$ 26,324
Clarivate Science Holdings Corp. (B/B1)
192,000	3.875	07/01/28	166,562

			192,886

Telecommunication Services(b) – 1.1%
Altice France SA (B/B2)(a)
225,000	5.125	01/15/29	171,286
264,000	5.500	10/15/29	202,129
Frontier Communications Holdings LLC (CCC+/Caa2)(a)
161,000	6.750	05/01/29	133,107
Level 3 Financing, Inc. (BB+/Ba1)(a)
105,000	3.875	11/15/29	82,763

			589,285

TOTAL OTHER SECURED DEBT OBLIGATIONS			$ 7,245,288

TOTAL SECURED DEBT OBLIGATIONS (Cost $25,041,118)			$22,649,530

Shares	Description		Value

Common Stocks(g) – 0.6%
Energy Equipment & Services – 0.4%
4,969	Noble Corp. PLC		$ 187,381
(Cost $38,790)

Oil, Gas & Consumable Fuels – 0.2%
1,141,924	Prairie Provident Resources, Inc.		105,421
(Cost $2,946,424)

TOTAL COMMON STOCKS (Cost $2,985,214)			$ 292,802

TOTAL INVESTMENTS – 96.4% 59,913,809)			$50,373,675

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%			$ 1,898,584

NET ASSETS – 100.0%			$52,272,259

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(d)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Security is currently in default and/or non-income producing.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	213,965	EUR	216,145	01/06/23	$(17,506)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.750%(a)	12M SOFR(a)	03/15/30	$2,600(b)	$(26,048)	$(61,842)	$35,794

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 38	(5.000)%	4.832%	12/20/27	$13,000	$(106,204)	$632,650	$(738,854)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

Abbreviations:
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 53.1%
FNMA Collateral – 0.2%
UMBS, 30 Year, Single Family – 0.2%
UMBS, 30 Year, Single Family
$(2,000,000)	5.000%		01/12/53	$ 986,094

WL Collat Support CMO(a) –0.2%
Sequential Floating Rate – 0.2%
Countrywide Alternative Loan Trust Series 2007-16CB,
Class 4A3 (1M USD LIBOR + 0.500%)
$1,838,721	4.889%		08/25/37	$ 1,291,334

Collateralized Mortgage Obligations – 6.5%
Interest Only – 1.9%
FHLMC REMIC Series 3852, Class SW (-1X 1M USD LIBOR + 6.000%)
$970,778	1.682	%(a)(b)	05/15/41	$ 82,680
FHLMC REMIC Series 4468, Class SY (-1X 1M USD LIBOR + 6.100%)
4,024,857	1.782	(a)(b)	05/15/45	429,157
FHLMC REMIC Series 4989, Class EI
1,025,226	4.000	(b)	07/25/50	198,560
FHLMC REMIC Series 5012, Class DI
1,985,281	4.000	(b)	09/25/50	391,441
FHLMC REMIC Series 5020, Class IH
663,114	3.000	(b)	08/25/50	106,088
FHLMC REMIC Series 5148, Class AI
8,952,417	2.500		10/25/51	856,416
FNMA REMIC Series 2011-100, Class S (-1X 1M USD LIBOR + 6.450%)
2,396,184	2.061	(a)(b)	10/25/41	236,807
FNMA REMIC Series 2012-88, Class SB (-1X 1M USD LIBOR + 6.670%)
2,296,602	2.281	(a)(b)	07/25/42	220,927
FNMA REMIC Series 2017-104, Class SB (-1X 1M USD LIBOR + 6.150%)
991,507	1.761	(a)(b)	01/25/48	107,567
FNMA REMIC Series 2020-60, Class NI
1,843,739	4.000	(b)	09/25/50	363,533
GNMA REMIC Series 2010-35, Class DS (-1X 1M USD LIBOR + 5.680%)
3,070,624	1.327	(a)(b)	03/20/40	236,673
GNMA REMIC Series 2013-103, Class DS (-1X 1M USD LIBOR + 6.150%)
3,864,094	1.797	(a)(b)	07/20/43	372,251
GNMA REMIC Series 2013-117, Class PS (-1X 1M USD LIBOR + 6.150%)
4,648,832	1.797	(a)(b)	04/20/43	304,989
GNMA REMIC Series 2013-152, Class TS (-1X 1M USD LIBOR + 6.100%)
90,688	1.747	(a)(b)	06/20/43	8,176
GNMA REMIC Series 2014-11, Class NI
1,395,540	4.500	(b)	12/16/42	87,438
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
4,582,408	1.747	(a)(b)	10/20/43	226,900
GNMA REMIC Series 2014-180, Class PI
3,011,667	4.000	(b)	08/20/44	410,203

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
GNMA REMIC Series 2015-111, Class SM (-1X 1M USD LIBOR + 6.200%)
$3,716,637	1.847	%(a)(b)	08/20/45	$ 386,475
GNMA REMIC Series 2015-126, Class LS (-1X 1M USD LIBOR + 6.200%)
2,396,218	1.847	(a)(b)	09/20/45	243,674
GNMA REMIC Series 2015-129, Class IC
1,055,621	4.500	(b)	09/16/45	193,743
GNMA REMIC Series 2015-133, Class SA (-1X 1M USD LIBOR + 5.700%)
1,366,114	1.347	(a)(b)	09/20/45	111,730
GNMA REMIC Series 2015-133, Class SB (-1X 1M USD LIBOR + 5.700%)
1,755,152	1.347	(a)(b)	09/20/45	140,859
GNMA REMIC Series 2015-144, Class QS (-1X 1M USD LIBOR + 5.700%)
4,572,234	1.347	(a)(b)	10/20/45	353,381
GNMA REMIC Series 2015-168, Class SD (-1X 1M USD LIBOR + 6.200%)
7,698,702	1.847	(a)(b)	11/20/45	811,010
GNMA REMIC Series 2016-6, Class S (-1X 1M USD LIBOR + 5.650%)
5,776,299	1.297	(a)(b)	01/20/46	444,542
GNMA REMIC Series 2017-112, Class SJ (-1X 1M USD LIBOR + 5.660%)
1,090,084	1.307	(a)(b)	07/20/47	92,493
GNMA REMIC Series 2018-122, Class HS (-1X 1M USD LIBOR + 6.200%)
781,380	1.847	(a)(b)	09/20/48	81,343
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
1,614,066	1.847	(a)(b)	09/20/48	166,550
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
1,076,179	1.797	(a)(b)	10/20/48	101,691
GNMA REMIC Series 2018-67, Class PS (-1X 1M USD LIBOR + 6.200%)
1,820,404	1.847	(a)(b)	05/20/48	179,110
GNMA REMIC Series 2018-7, Class DS (-1X 1M USD LIBOR + 5.700%)
1,230,189	1.347	(a)(b)	01/20/48	108,442
GNMA REMIC Series 2018-79, Class SD (-1X 1M USD LIBOR + 6.200%)
464,309	1.847	(a)(b)	06/20/48	44,489
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
1,239,440	1.697	(a)(b)	01/20/49	115,867
GNMA REMIC Series 2019-151, Class NI
2,703,725	3.500	(b)	10/20/49	407,223
GNMA REMIC Series 2019-6, Class SA (-1X 1M USD LIBOR + 6.050%)
424,042	1.697	(a)(b)	01/20/49	40,910
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
769,402	1.747	(a)(b)	06/20/49	69,805

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
GNMA REMIC Series 2020-146, Class IM
$1,317,987	2.500	%(b)	10/20/50	$ 172,895
GNMA REMIC Series 2020-146, Class KI
9,412,520	2.500	(b)	10/20/50	1,231,460
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR + 6.050%)
3,289,755	1.697	(a)(b)	02/20/50	347,202
GNMA REMIC Series 2020-61, Class SF (-1X 1M USD LIBOR + 6.440%)
5,194,052	2.087	(a)(b)	07/20/43	532,334
GNMA REMIC Series 2020-7, Class GI
139,061	4.000	(b)	01/20/50	23,461
GNMA REMIC Series 2020-78, Class DI
3,847,294	4.000	(b)	06/20/50	706,363
GNMA REMIC Series 2020-79, Class AI
494,411	4.000	(b)	06/20/50	88,808

				11,835,666

Regular Floater(a) – 0.3%
FHLMC REMIC Series 3231, Class FB (1M USD LIBOR + 0.350%)
164,740	4.668		10/15/36	162,877
FHLMC REMIC Series 3314, Class FC (1M USD LIBOR + 0.400%)
97,168	4.718		12/15/36	96,061
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
156,682	4.918		09/15/37	155,965
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
44,129	5.168		06/15/39	44,377
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
225,887	4.688		03/15/41	224,587
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
311,446	4.789		06/25/36	308,510
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
372,652	4.789		08/25/36	369,211
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
378,351	4.789		08/25/36	371,341
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
130,532	4.839		08/25/37	129,569
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
42,284	5.489		10/25/39	43,104

				1,905,602

Sequential Fixed Rate – 0.4%
OBX Trust Series 2022-NQM7, Class A1
192,060	5.110	(c)(d)	08/25/62	189,476

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
$233,481	5.500%		02/25/36	$ 176,691
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
355,033	6.000		06/25/36	288,417
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
667,965	6.500		07/25/36	521,605
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
659,065	6.000		08/25/36	440,621
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
1,889,882	6.000		10/25/37	1,222,566

				2,839,376

Sequential Floating Rate – 3.9%
Alternative Loan Trust Series 2007-16CB, Class 1A2 (1M USD LIBOR + 0.400%)
278,486	4.789	(a)	08/25/37	186,991
Banc of America Funding Trust Series 2007-2, Class 2A1
23,476	4.115	(a)	03/25/37	21,218
Bellemeade Re Ltd. Series 2021-2A, Class M1B (SOFR30A + 1.500%)
475,000	5.428	(a)(c)	06/25/31	452,819
Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2 (1M USD LIBOR + 2.450%)
191,190	6.839	(a)(c)	07/25/31	192,250
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 (1M USD LIBOR + 2.300%)
165,924	6.689	(a)(c)	08/25/31	165,968
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2 (1M USD LIBOR + 2.150%)
55,062	6.539	(a)(c)	09/25/31	54,926
Connecticut Avenue Securities Trust Series 2022-R02, Class 1B1 (SOFR30A + 6.250%)
153,000	10.178	(a)(c)	03/25/42	159,011
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2 (SOFR30A + 3.000%)
590,000	6.928	(a)(c)	01/25/42	556,153
Connecticut Avenue Securities Trust Series 2022-R04, Class 1B1 (SOFR30A + 5.250%)
433,000	9.178	(a)(c)	03/25/42	431,181
Connecticut Avenue Securities Trust Series 2022-R05, Class 2B1 (SOFR30A + 4.500%)
392,000	8.428	(a)(c)	04/25/42	376,577
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (SOFR30A + 3.000%)
279,000	6.928	(a)(c)	04/25/42	269,950
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
273,108	4.889	(a)	07/25/35	198,625
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
329,986	5.189	(a)	12/25/35	268,923
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2 (SOFR30A + 2.600%)
416,893	6.528	(a)(c)	11/25/50	413,600

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
FHLMC STACR REMIC Trust Series 2019-DNA3, Class BI(c) (1M USD LIBOR + 3.250%)
$770,000	7.639	%(a)	07/25/49	$ 770,823
FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2 (1M USD LIBOR + 1.700%)
619,240	6.089	(a)(c)	01/25/50	616,669
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1 (1M USD LIBOR + 6.000%)
1,476,018	10.389	(a)(c)	08/25/50	1,560,328
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (SOFR30A + 4.800%)
1,533,000	8.728	(a)(c)	10/25/50	1,569,514
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (SOFR30A + 2.800%)
190,587	6.728	(c)	10/25/50	191,507
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B2 (SOFR30A + 5.650%)
600,000	9.578	(a)(c)	12/25/50	510,775
FHLMC STACR REMIC Trust Series 2020-DNA6, Class M2 (SOFR30A + 2.000%)
1,106,101	5.928	(a)(c)	12/25/50	1,097,361
FHLMC STACR REMIC Trust Series 2020-HQA2, Class B1 (1M USD LIBOR + 4.100%)
3,826,645	8.489	(a)(c)	03/25/50	3,756,632
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1 (1M USD LIBOR + 5.750%)
1,374,403	10.139	(a)(c)	07/25/50	1,415,387
FHLMC STACR REMIC Trust Series 2020-HQA4, Class B1 (1M USD LIBOR + 5.250%)
879,000	9.639	(a)(c)	09/25/50	896,165
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2 (1M USD LIBOR + 3.150%)
2,738	7.539	(a)(c)	09/25/50	2,738
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (SOFR30A + 1.800%)
282,851	5.728	(a)(c)	01/25/51	276,147
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1 (SOFR30A + 3.400%)
137,000	7.328	(a)(c)	10/25/41	127,627
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2 (SOFR30A + 2.050%)
410,000	5.978	(a)(c)	12/25/33	368,223
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B (SOFR30A + 3.500%)
350,000	7.428	(c)	03/25/42	347,055
FHLMC STACR Trust Series 2019-DNA4, Class B1 (1M USD LIBOR + 2.700%)
575,000	7.089	(a)(c)	10/25/49	566,005
FNMA Connecticut Avenue Securities Series 2016-C01, Class 1M2 (1M USD LIBOR + 6.750%)
742,607	11.139	(a)	08/25/28	781,280
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
1,172,000	9.689	(a)	10/25/28	1,231,688

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
FNMA Connecticut Avenue Securities Series 2021-R02, Class 2B1 (SOFR30A + 3.300%)
$1,350,000	7.228	%(a)(c)	11/25/41	$ 1,240,963
GCAT Trust Series 22-NQM4, Class A1
194,720	5.269	(c)(d)	08/25/67	195,795
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
1,455,187	2.520	(c)	05/25/52	1,190,945
JPMorgan Mortgage Trust Series 2022-LTV1,Class A2
479,126	3.520	(c)	07/25/52	391,561
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1 (12M MTA + 0.800%)
990,321	2.848	(a)	12/25/46	706,131
Mill City Mortgage Loan Trust Series 2017-2, Class A3
504,645	3.128	(c)	07/25/59	473,820
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1 (12M MTA + 0.800%)
16,201	2.848	(a)	09/25/46	10,126
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.410%)
73,359	4.799	(a)	09/25/46	61,767

				24,105,224

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				40,685,868

Commercial Mortgage-Backed Securities – 3.5%
Sequential Fixed Rate – 1.6%
BANK Series 2018-BN10, Class D
$500,000	2.600	%(c)	02/15/61	$ 348,524
BANK Series 2018-BN14, Class D
500,000	3.000	(c)	09/15/60	342,893
BANK Series 2021-BN35, Class A5
1,750,000	2.285		06/15/64	1,414,683
BANK Series 2021-BNK38, Class A5
1,050,000	2.521		12/15/64	854,912
BANK Series 2021-BNK38, Class E
300,000	2.500	(c)	12/15/64	161,638
BANK Series 2022-BNK39, Class A4
2,400,000	2.928		02/15/55	2,019,395
BBCMS Mortgage Trust Series 2022-C17, Class A5
2,000,000	4.441		09/15/55	1,898,742
BX Trust Series 2022, Class A
2,000,000	5.760	(c)	10/13/27	1,961,482
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(c)	09/15/50	698,518
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
756,000	3.250	(c)	01/15/60	550,709

				10,251,496

Sequential Floating Rate – 1.9%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
1,050,000	2.778		11/15/54	808,760
BANK Series 2022-BNK44, Class A5
1,400,000	5.746		11/15/55	1,459,620

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BBCMS Mortgage Trust Series 2022-C17, Class AS
	$1,400,000	4.971	%(a)	09/15/55		$ 1,319,252
BX Trust Series 2021-ARIA, Class F (1M USD LIBOR + 2.594%)
	2,550,000	6.912	(a)(c)	10/15/36		2,319,646
BX Trust Series 2022-PSB, Class A (1M TSFR LIBOR + 2.451%)
	3,805,967	6.787	(a)(c)	08/15/39		3,797,922
Octagon Finance NO 1 DAC, Class A(e) (3M Euribor + 2.370%)
EUR	723,677	4.165	(a)	01/17/23		689,447
Taubman Centers Commercial Mortgage Trust Series 2022-DPM,
Class A (1M TSFR LIBOR + 2.186%)
	$1,150,000	6.522	(a)(c)	05/15/37		1,115,865

						11,510,512

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES						$ 21,762,008

Federal Agencies – 42.7%
FHLMC – 8.0%
	$10,912	5.000%		01/01/33		$ 10,954
	306	5.000		03/01/33		308
	4,315	5.000		04/01/33		4,334
	523	5.000		05/01/33		525
	1,833	5.000		06/01/33		1,841
	11,995	5.000		07/01/33		12,048
	18,381	5.000		08/01/33		18,462
	2,092	5.000		09/01/33		2,101
	4,285	5.000		10/01/33		4,303
	6,787	5.000		11/01/33		6,816
	3,997	5.000		12/01/33		4,014
	3,672	5.000		01/01/34		3,688
	12,354	5.000		02/01/34		12,409
	6,217	5.000		03/01/34		6,249
	10,971	5.000		04/01/34		11,030
	13,944	5.000		05/01/34		14,008
	189,740	5.000		06/01/34		190,595
	5,105	5.000		11/01/34		5,133
	49,388	5.000		04/01/35		49,605
	313	5.000		11/01/35		315
	60,993,946	2.000		04/01/52		49,637,702

						49,996,440

[H]4GNMA – 16.5%
	8,993,353	4.500		12/20/48		8,827,647
	3,346,564	5.000		12/20/48		3,364,223
	5,072,011	4.500		01/20/49		4,983,313
	8,000,000	4.000		TBA-30yr	(f)	7,573,375
	6,000,000	4.500		TBA-30yr		5,821,929
	35,000,000	5.000		TBA-30yr	(f)	34,679,673
	26,000,000	5.500		TBA-30yr	(f)	26,131,708
	11,000,000	6.000		TBA-30yr	(f)	11,174,296

						102,556,164

UMBS – 3.6%
	12	5.000		04/01/23		12

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1	5.500%	05/01/25		$ 1
18,080	4.500	08/01/37		17,831
3,444	4.500	04/01/39		3,410
6,009	4.000	08/01/39		5,819
2,453	4.000	09/01/39		2,375
23,850	4.500	10/01/39		23,594
2,457	4.500	05/01/41		2,434
10,165	4.500	06/01/41		10,072
8,801	4.500	08/01/41		8,716
3,021	4.500	10/01/41		3,002
700	4.500	11/01/42		697
11,785	4.500	12/01/43		11,701
519,990	4.500	11/01/48		509,023
94,221	4.500	01/01/49		92,234
705,430	4.500	06/01/49		690,202
479,123	4.500	08/01/49		468,419
6,176,791	5.000	10/01/49		6,184,764
546,387	4.500	01/01/50		534,425
8,546,183	4.500	03/01/50		8,367,403
5,561,459	5.000	03/01/50		5,559,947

				22,496,081

UMBS, 30 Year, Single Family – 14.6%
7,000,000	6.500	TBA-30yr	(f)	7,171,707
27,000,000	6.000	01/12/53	(f)	27,417,668
(4,000,000)	5.500	01/23/53	(f)	12,035,630
(4,000,000)	4.500	TBA-30yr		23,133,749
9,000,000	3.500	TBA-30yr		8,185,073
15,998,409	2.000	04/01/52		13,020,221

				90,964,048

TOTAL FEDERAL AGENCIES				$ 266,012,733

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $335,230,633)				$ 330,738,037

Corporate Obligations – 23.4%
Advertising(c)(g) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$364,000	5.000%	08/15/27		$ 328,943

Aerospace & Defense(g) – 0.1%
TransDigm, Inc.
650,000	5.500	11/15/27		610,383
Triumph Group, Inc.
285,000	7.750	08/15/25		242,720

				853,103

Automotive(g) – 0.8%
General Motors Financial Co., Inc.
6,188,000	3.600	06/21/30		5,202,561

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks(g) – 5.7%
AIB Group PLC (-1X 5 year EUR Swap + 6.629%)
EUR	372,000	6.250	%(a)	06/23/25	$ 372,794
Banco do Brasil SA (10 year CMT + 4.398%)
	$1,550,000	6.250	(a)	10/29/49	1,388,025
Banco Mercantil del Norte SA (5 year CMT + 4.643%)
	640,000	5.875	(a)(c)	12/31/99	569,920
Banco Santander SA (-1X 5 year EUR Swap + 4.534%)
EUR	400,000	4.375	(a)	12/31/99	363,940
Bank of America Corp.(a)
(SOFR + 1.830%)
	$6,692,000	4.571		04/27/33	6,131,545
(SOFR + 2.16%)
	3,525,000	5.015		07/22/33	3,344,450
Citigroup, Inc. (SOFR + 2.086%)
	7,250,000	4.910	(a)	05/24/33	6,796,657
Credit Suisse Group AG
	2,875,000	4.282	(c)	01/09/28	2,392,518
JPMorgan Chase & Co. (SOFR + 2.080%)
	7,200,000	4.912	(a)	07/25/33	6,849,360
Morgan Stanley (SOFR + 1.290%)
	8,585,000	2.943	(a)	01/21/33	6,962,778
Societe Generale SA (5 year USD Swap + 3.929%)
	224,000	6.750	(a)	12/31/99	201,062
Virgin Money UK PLC (5 year UK Government Bond + 8.307%)
GBP	344,000	9.250	(a)	12/31/99	415,226

					35,788,275

Beverages(g) – 0.8%
Constellation Brands, Inc.
	$5,528,000	2.875		05/01/30	4,698,524

Building Materials(c)(g) – 0.1%
Summit Materials LLC/Summit Materials Finance Corp.
	305,000	6.500		03/15/27	300,422
	438,000	5.250		01/15/29	408,054

					708,476

Chemicals(c)(g) – 0.1%
Ingevity Corp.
	546,000	3.875		11/01/28	471,007

Commercial Services – 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
	843,000	6.625	(c)(g)	07/15/26	773,056
DP World Crescent Ltd.
	200,000	4.848		09/26/28	196,975
	200,000	3.875		07/18/29	186,600
DP World Ltd.
	200,000	5.625		09/25/48	186,725
Herc Holdings, Inc.
	1,269,000	5.500	(c)(g)	07/15/27	1,183,089
United Rentals North America, Inc.
	604,000	3.875	(g)	02/15/31	508,326

					3,034,771

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(c)(g) – 0.2%
Booz Allen Hamilton, Inc.
$758,000	3.875%		09/01/28	$ 675,802
KBR, Inc.
708,000	4.750		09/30/28	619,734

				1,295,536

Distribution & Wholesale(c)(g) – 0.1%
Univar Solutions USA, Inc.
331,000	5.125		12/01/27	314,298

Diversified Financial Services – 1.4%
AerCap Holdings NV (5 year CMT + 4.535%)
508,000	5.875	(a)(g)	10/10/79	464,277
American Express Co. (SOFR + 1.760%)
5,388,000	4.420	(a)(g)	08/03/33	5,107,016
Global Aircraft Leasing Co. Ltd.(h) (PIK 7.250%, Cash 6.500%)
2,008,039	6.500	(c)(g)	09/15/24	1,711,592
Midcap Financial Issuer Trust(g)
1,681,000	6.500	(c)	05/01/28	1,447,391
Navient Corp.
255,000	6.750		06/25/25	245,126

				8,975,402

Electrical(c) – 0.2%
Calpine Corp.
1,048,000	4.625	(g)	02/01/29	903,072
Greenko Power II Ltd.
191,000	4.300	(g)	12/13/28	159,485
Korea Hydro & Nuclear Power Co., Ltd.
400,000	4.250		07/27/27	382,700

				1,445,257

Electronics(c)(g) – 0.2%
Sensata Technologies, Inc.
1,659,000	4.375		02/15/30	1,459,356

Energy-Alternate Sources(c)(g) – 0.0%
Greenko Dutch B.V.
191,000	3.850		03/29/26	165,693

Engineering & Construction(g) – 0.1%
Mexico City Airport Trust
320,000	4.250	(c)	10/31/26	303,860
546,000	5.500		07/31/47	420,420

				724,280

Entertainment(c)(g) – 0.9%
Motion Bondco DAC
567,000	6.625		11/15/27	489,871
Warnermedia Holdings, Inc.
6,008,000	4.279		03/15/32	4,953,716

				5,443,587

Environmental(c)(g) – 0.7%
GFL Environmental, Inc.
3,270,000	3.500		09/01/28	2,877,012

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(c)(g) – (continued)
Waste Pro USA, Inc.
$1,524,000	5.500%		02/15/26	$ 1,350,477

				4,227,489

Food & Drug Retailing(g) – 0.4%
B&G Foods, Inc.
1,123,000	5.250		04/01/25	989,352
243,000	5.250		09/15/27	186,459
Performance Food Group, Inc.(c)
219,000	6.875		05/01/25	219,315
1,041,000	5.500		10/15/27	988,908

				2,384,034

Gaming(g) – 0.2%
MGM Resorts International
1,425,000	4.750		10/15/28	1,244,125

Healthcare Providers & Services(g) – 0.6%
Centene Corp.
2,486,000	2.625		08/01/31	1,952,629
Encompass Health Corp.
641,000	4.500		02/01/28	581,938
Envision Healthcare Corp.
1,175,000	8.750	(c)	10/15/26	331,033
Tenet Healthcare Corp.
841,000	6.125	(c)	10/01/28	754,688

				3,620,288

Insurance(c)(g) – 0.5%
Acrisure LLC/Acrisure Finance, Inc.
1,449,000	7.000		11/15/25	1,332,588
GTCR AP Finance, Inc.
729,000	8.000		05/15/27	698,885
USI, Inc.
1,237,000	6.875		05/01/25	1,187,359

				3,218,832

Internet(c)(g) – 0.7%
Match Group Holdings II LLC
1,404,000	4.625		06/01/28	1,255,625
Netflix, Inc.
2,525,000	4.875		06/15/30	2,361,355
Prosus NV
850,000	3.680		01/21/30	704,597
400,000	4.027		08/03/50	253,700

				4,575,277

Lodging(g) – 0.3%
Hilton Domestic Operating Co., Inc.
110,000	5.375	(c)	05/01/25	109,052
1,584,000	4.875		01/15/30	1,437,195

				1,546,247

Machinery-Diversified(c)(g) – 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC
646,000	7.750		04/15/26	583,344

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
	$1,334,000	4.250	%(c)(g)	02/01/31	$ 1,071,042
Cumulus Media New Holdings, Inc.
	724,000	6.750	(c)(g)	07/01/26	608,052
DISH DBS Corp.
	240,000	5.875		11/15/24	223,848
	279,000	7.750		07/01/26	225,156
	643,000	7.375	(g)	07/01/28	454,472
iHeartCommunications, Inc.
	271,665	8.375	(g)	05/01/27	231,377
Nexstar Media, Inc.
	784,000	5.625	(c)(g)	07/15/27	720,065
Scripps Escrow, Inc.
	887,000	5.875	(c)(g)	07/15/27	794,397
UPC Holding B.V.
	231,000	5.500	(c)(g)	01/15/28	207,364
Virgin Media Secured Finance PLC
	1,454,000	5.500	(c)(g)	05/15/29	1,306,666

					5,842,439

Mining(c)(g) – 0.1%
Alcoa Nederland Holding B.V.
	620,000	5.500		12/15/27	597,382

Multi-National(c)(g) – 0.2%
The African Export-Import Bank
	550,000	2.634		05/17/26	487,586
	850,000	3.798		05/17/31	701,292

					1,188,878

Oil Field Services – 0.9%
Occidental Petroleum Corp.
	589,000	6.625	(g)	09/01/30	608,608
	657,000	7.500		05/01/31	703,699
Petroleos de Venezuela SA(e)
	137,050,000	6.000	(i)	10/28/22	3,289,200
Reliance Industries Ltd.
	310,000	3.625	(c)	01/12/52	203,320
Transocean, Inc.
	531,000	11.500	(c)(g)	01/30/27	533,320
USA Compression Partners LP/USA Compression Finance Corp.
	318,000	6.875	(g)	04/01/26	305,506

					5,643,653

Packaging(g) – 0.9%
ARD Finance SA(h)
(PIK 5.750%, Cash 5.000%)
EUR	236,165	5.000		06/30/27	169,049
(PIK 7.250%, Cash 6.500%)
	$958,594	6.500	(c)	06/30/27	670,210
Berry Global, Inc.
	524,000	4.500	(c)	02/15/26	504,628
Crown Americas LLC
	2,933,000	5.250	(c)	04/01/30	2,768,283
LABL, Inc.(c)
	231,000	6.750		07/15/26	219,272

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(g) – (continued)
$241,000	10.500%		07/15/27	$ 223,648
Trivium Packaging Finance B.V.(c)
516,000	5.500		08/15/26	482,331
353,000	8.500		08/15/27	324,580

				5,362,001

Pharmaceuticals(g) – 0.8%
CVS Health Corp.
6,223,000	2.125		09/15/31	4,931,727

Pipelines – 1.1%
Buckeye Partners LP(g)
640,000	4.350		10/15/24	615,808
1,049,000	3.950		12/01/26	937,586
Cheniere Energy Partners LP(g)
710,000	4.000		03/01/31	608,136
3,419,000	3.250		01/31/32	2,723,268
Galaxy Pipeline Assets Bidco Ltd.
240,000	2.625	(c)	03/31/36	192,345
1,894,399	2.940		09/30/40	1,515,282
430,000	3.250	(c)	09/30/40	331,584
Global Partners LP/GLP Finance Corp.
215,000	7.000	(g)	08/01/27	205,183

				7,129,192

Real Estate(g) – 0.0%
Zhenro Properties Group Ltd.
200,000	6.700		08/04/26	5,000

Real Estate Investment Trust(g) – 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
1,288,000	4.625		08/01/29	997,775

Retailing(g) – 1.1%
CK Hutchison International 20 Ltd.
200,000	2.500	(c)	05/08/30	168,132
CK Hutchison International 21 Ltd.
230,000	2.500	(c)	04/15/31	189,449
Group 1 Automotive, Inc.
314,000	4.000	(c)	08/15/28	266,963
LCM Investments Holdings II LLC
474,000	4.875	(c)	05/01/29	382,859
Lowe’s Cos., Inc.
5,225,000	5.000		04/15/33	5,112,558
Penske Automotive Group, Inc.
942,000	3.500		09/01/25	877,492

				6,997,453

Semiconductors(c)(g) – 0.9%
Broadcom, Inc.
6,186,000	4.150		04/15/32	5,437,556
Software(c)(g) – 0.1%
Camelot Finance SA
152,000	4.500		11/01/26	142,901

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(c)(g) – (continued)
Castle U.S. Holding Corp.
$574,000	9.500%		02/15/28	$ 225,749

				368,650

Telecommunication Services(g) – 1.3%
Altice France SA
218,000	5.500	(c)	01/15/28	171,158
T-Mobile USA, Inc.
8,000,000	5.200		01/15/33	7,921,040

				8,092,198

Toys/Games/Hobbies(c)(g) – 0.1%
Mattel, Inc.
756,000	5.875		12/15/27	741,560

TOTAL CORPORATE OBLIGATIONS (Cost $196,712,851)				$ 145,644,169

Asset-Backed Securities – 11.5%
Collateralized Loan Obligations(c) – 10.2%
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
$2,600,000	5.299	%(a)	04/15/33	$ 2,549,326
Barings CLO Ltd. IV Series 2020-4A, Class D1 (3M USD LIBOR + 3.700%)
1,000,000	7.943	(a)	01/20/32	941,322
Birch Grove CLO Ltd. Series 2022-4A, Class D (TSFR3M + 3.860%)
1,400,000	7.724	(a)	04/15/34	1,225,536
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
810,000	8.359	(a)	01/15/32	713,576
CFIP CLO, Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.820%)
2,200,000	8.014	(a)	10/18/34	1,870,088
Crown City CLO I Series 2020-1A, Class A1AR (3M USD LIBOR + 1.190%)
2,000,000	5.433	(a)	07/20/34	1,934,736
Crown Point CLO 9, Ltd. Series 2020-9A, Class AR (3M USD LIBOR + 1.190%)
8,900,000	5.201	(a)	07/14/34	8,691,339
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
3,500,000	5.319	(a)	04/15/33	3,442,919
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
9,400,000	5.593	(a)	01/20/33	9,233,987
LCCM Trust Series 2021-FL2, Class A (1M USD LIBOR + 1.200%)
1,150,000	5.518	(a)	12/13/38	1,122,543
MAN GLG US. Ltd. Series CLO 2021-1A, Class A1 (3M USD LIBOR + 1.300%)
6,700,000	5.379	(a)	07/15/34	6,481,352

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(c) – (continued)
MF1 Ltd. Series 2021-FL6, Class A (1M USD LIBOR + 1.100%)
$1,400,000	5.426	%(a)	07/16/36	$ 1,329,279
Ocean Trails CLO XI Series 21-11A, Class D (3M USD LIBOR + 3.700%)
3,000,000	7.943	(a)	07/20/34	2,684,565
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (3M USD LIBOR + 3.900%)
1,600,000	7.979	(a)	07/15/29	1,430,821
Stellar Jay Ireland DAC Series 2021-1, Class A
2,167,433	3.967		10/15/41	1,826,859
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
1,400,000	7.914	(a)	04/18/36	1,224,548
Tikehau US CLO I Ltd. Series 2021-1A, Class E (3M USD LIBOR + 6.910%)
1,000,000	11.104	(a)	01/18/35	861,343
Venture CLO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
6,200,000	5.359	(a)	04/15/33	6,034,404
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
3,900,000	5.139	(a)	04/15/31	3,838,431
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
6,000,000	5.724	(a)	07/28/32	5,885,244

				63,322,218

Home Equity(a) – 0.0%
Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
79,666	5.709		03/25/37	72,364
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.340%)
685,054	4.729		11/25/36	133,013

				205,377

Student Loan(a) – 1.3%
SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
8,382,221	5.358		10/25/21	8,177,100

TOTAL ASSET-BACKED SECURITIES (Cost $74,844,530)				$ 71,704,695

Bank Loans – 3.0%
Building & Construction Materials(a) – 0.2%
KKR Apple Bidco LLC (3M USD LIBOR + 2.750%)
$1,485,000	7.134%		10/02/28	$ 1,462,487

Chemicals(a) – 0.6%
Momentive Performance Materials, Inc. (1M USD LIBOR + 3.250%)
2,258,100	7.640		05/15/24	2,248,232

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans – (continued)
Chemicals(a) – (continued)
Starfruit Finco B.V. (3M USD LIBOR + 2.750%)
$1,290,205	7.165%		11/03/25	$ 1,270,207

				3,518,439

Consumer Cyclical Services(a) – 0.6%
Asurion LLC (1M USD LIBOR + 3.250%)
2,627,603	7.634		12/23/26	2,336,938
The Hertz Corp.
(1M USD LIBOR + 3.250%)
1,036,003	7.630		06/30/28	1,013,408
(1M USD LIBOR + 3.250%)
198,220	7.630		06/30/28	193,897

				3,544,243

Food & Drug Retailing(a) – 0.1%
B&G Foods, Inc. (1M USD LIBOR + 2.500%)
454,208	6.884		10/10/26	427,687

Health Care(a) – 0.1%
Sotera Health Holdings LLC (3M USD LIBOR + 2.750%)
850,000	7.165		12/11/26	782,000

Media - Cable(a)(j) – 0.3%
CSC Holdings LLC (1 M LIBOR + 2.250%)
1,923,664	0.000		07/17/25	1,894,810

Media - Non Cable(a) – 0.4%
CMG Media Corp. (3M USD LIBOR + 3.500%)
485,100	8.230		12/17/26	453,137
Diamond Sports Group LLC (1M SOFR + 8.100%)
199,844	12.317		05/25/26	188,213
Getty Images, Inc. (1M USD LIBOR + 4.500%)
627,914	8.938		02/19/26	626,343
iHeartCommunications, Inc. (1M USD LIBOR + 3.000%)
1,300,000	7.384		05/01/26	1,189,097

				2,456,790

Restaurants(a) – 0.2%
IRB Holding Corp. (1M USD LIBOR + 2.750%)
1,325,644	7.134		02/05/25	1,312,176

Technology - Software – 0.4%
Camelot U.S. Acquisition LLC (1M USD LIBOR + 3.000%)
2,239,048	7.384	(a)	10/30/26	2,200,425
Travelport Finance (Luxembourg) S.a.r.l. (PIK 1.750%, Cash 5.000%)
38,522	4.500		11/03/25	0

				2,200,425

Technology - Software/Services(a) – 0.1%
The Ultimate Software Group, Inc. (1M USD LIBOR + 3.750%)
894,938	8.134		05/04/26	861,377

TOTAL BANK LOANS (Cost $19,122,320)				$ 18,460,434

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Debt Obligations – 1.4%
Illinois – 1.4%
Illinois State GO Bonds Build America Series 2010
	$4,150,714	7.350	%(g)	07/01/35	$ 4,366,654
Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100		06/01/33	4,107,682

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,768,501)					$ 8,474,336

Sovereign Debt Obligations – 0.9%
Euro(c) – 0.0%
Republic of Romania
EUR	230,000	2.000%		01/28/32	$ 163,772
	200,000	3.375		01/28/50	122,740

					286,512

Sovereign – 0.8%
Perusahaan Penerbit SBSN Indonesia
	$1,020,000	2.550	(c)	06/09/31	862,012
Republic of Ivory Coast
EUR	530,000	4.875		01/30/32	446,531
	$566,000	6.125		06/15/33	503,740
Republic of Nigeria
	270,000	7.875		02/16/32	202,500
Republic of Oman
	1,410,000	4.750		06/15/26	1,356,949
Republic of Romania
EUR	1,250,000	3.624	(c)	05/26/30	1,090,353
	120,000	3.375		01/28/50	73,644
Ukraine Government Bond
	1,550,000	4.375	(c)	01/27/32	292,433

					4,828,162

United States Dollar – 0.1%
Republic of Nigeria
	$210,000	7.375		09/28/33	149,100
	590,000	7.696		02/23/38	398,914

					548,014

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,459,057)					$ 5,662,688

U.S. Treasury Obligations – 19.4%
United States Treasury Bonds
	$20,180,000	4.375%		05/15/41	$ 20,933,597
	21,150,000	3.000	(k)	02/15/47	17,379,352
	57,700,000	2.375		11/15/49	41,976,750
	2,000,000	2.000		02/15/50	1,327,812
United States Treasury Notes
	39,010,000	4.250		10/15/25	38,985,619

TOTAL U.S. TREASURY OBLIGATIONS (Cost $151,051,479)					$120,603,130

Shares	Dividend Rate			Value

Investment Company(l) – 6.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
41,169,877	4.159%			$ 41,169,877
(Cost $41,169,877)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 1.8%
Certificates of Deposit – 1.6%
Natixis SA
$3,965,000	4.450%		01/31/23	$ 3,965,249
Nordea Bank Abp (SOFR + 0.530%)
2,000,000	4.830	(a)	09/11/23	2,000,712
Svenska Handelsbanken AB (SOFR + 0.510%)
3,952,000	4.810	(a)	03/28/23	3,953,732

				9,919,693

Commercial Paper(j) – 0.2%
Bank of Montreal
1,395,000	0.000		07/12/23	1,358,036

TOTAL SHORT-TERM INVESTMENTS (Cost $11,283,356)				$ 11,277,729

TOTAL INVESTMENTS – 121.1% (Cost $846,642,604)				$ 753,735,095

OTHER ASSETS IN EXCESS OF LIABILITIES – (21.1)%				(131,104,464)

NET ASSETS – 100.0%				$ 622,630,631

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2022.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $126,184,057 which represents approximately 20.3% of net assets as of December 31, 2022.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	Pay-in-kind securities.

(i)	Security is currently in default and/or non-income producing.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(l)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	10,151,400	NZD	10,797,878	01/25/23	$60,906
	AUD	1,569,953	NZD	1,681,004	03/15/23	4,043
	AUD	5,798,027	USD	3,897,751	01/17/23	52,743
	AUD	2,676,799	USD	1,790,123	03/14/23	37,875
	AUD	10,452,217	USD	7,092,750	03/15/23	45,407
	BRL	1,195,830	USD	220,340	01/04/23	5,954
	CAD	6,615,456	USD	4,839,440	03/08/23	48,971
	CAD	2,795,521	USD	2,053,286	03/15/23	12,584
	CHF	2,403,483	EUR	2,434,000	03/15/23	1,771
	CHF	1,931,365	USD	2,076,411	01/04/23	13,239
	CHF	3,362,942	USD	3,644,592	03/15/23	22,402
	CLP	2,386,313,780	USD	2,741,426	01/03/23	70,955
	CLP	1,722,363,936	USD	1,861,832	01/10/23	166,683
	CNH	11,137,440	USD	1,611,182	03/15/23	7,555
	COP	9,429,391,382	USD	1,856,382	01/23/23	79,817
	CZK	61,706,700	EUR	2,533,805	01/25/23	8,859
	CZK	1,725,740	USD	74,672	03/15/23	1,381
	EUR	3,556,469	CHF	3,500,019	01/25/23	17,617
	EUR	1,012,000	CHF	997,913	03/15/23	789
	EUR	1,221,819	GBP	1,058,561	03/15/23	32,547
	EUR	1,242,598	NZD	2,072,441	03/15/23	20,199
	EUR	4,062,934	SEK	44,804,258	01/25/23	56,739
	EUR	1,904,542	SEK	21,016,919	03/15/23	26,487
	EUR	11,732,442	USD	11,995,370	01/06/23	568,966
	EUR	14,483,602	USD	15,441,531	01/17/23	81,488
	EUR	7,853,121	USD	8,392,244	03/15/23	57,819
	GBP	1,122,258	USD	1,345,753	01/03/23	11,110
	GBP	1,092,355	USD	1,316,945	02/23/23	5,462
	GBP	921,430	USD	1,111,051	03/15/23	5,000
	JPY	161,172,008	USD	1,224,683	03/15/23	15,964
	MXN	17,504,276	USD	874,822	03/06/23	12,589
	MXN	47,525	USD	2,364	03/15/23	42
	NOK	45,662,119	USD	4,592,751	03/15/23	83,488
	NZD	1,969,972	USD	1,237,052	01/25/23	14,172
	NZD	2,200,099	USD	1,386,703	03/15/23	11,265
	PLN	22,656,999	USD	4,558,384	01/13/23	607,521
	SGD	3,634,059	USD	2,694,312	01/25/23	20,221
	SGD	3,228,732	USD	2,394,396	03/15/23	19,147
	TWD	105,152,522	USD	3,416,706	01/03/23	6,889
	USD	2,375,633	BRL	12,422,383	01/04/23	24,870
	USD	1,158,117	BRL	6,024,018	02/02/23	24,561

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	4,764,933	EUR	4,423,604	01/17/23	$23,869
	USD	1,315,498	EUR	1,221,819	03/15/23	805
	USD	1,891,756	GBP	1,542,737	01/03/23	26,516
	USD	1,319,689	GBP	1,070,017	02/23/23	24,325
	USD	12,564,098	GBP	10,210,153	03/15/23	197,397
	USD	3,397,475	ILS	11,598,858	03/15/23	83,800
	USD	2,244,372	NZD	3,516,671	03/15/23	9,840
	USD	7,020,688	SEK	72,220,888	03/15/23	69,608
	USD	1,337,126	TWD	40,936,098	01/03/23	4,313
	ZAR	71,319,615	USD	3,967,675	01/05/23	228,028
	ZAR	17,606,640	USD	1,023,426	03/15/23	6,157

TOTAL						$3,040,755

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,173,000	NZD	1,259,051	01/25/23	$(171)
	BRL	14,615,986	USD	2,812,718	01/04/23	(46,847)
	BRL	1,200,356	USD	230,952	02/02/23	(5,078)
	CHF	6,084,234	EUR	6,185,650	01/25/23	(34,149)
	CHF	1,190,227	USD	1,298,991	03/15/23	(1,153)
	CHF	1,928,934	USD	2,111,177	03/28/23	(4,931)
	COP	2,683,925,165	USD	553,843	01/23/23	(2,735)
	EUR	2,434,000	CHF	2,408,370	01/25/23	(2,048)
	EUR	2,540,207	CZK	61,706,700	01/25/23	(1,994)
	EUR	1,186,729	NZD	2,011,020	03/15/23	(888)
	GBP	156,365	USD	190,946	01/03/23	(1,893)
	GBP	1,224,112	USD	1,509,740	02/23/23	(27,828)
	GBP	2,107,224	USD	2,600,521	03/15/23	(48,218)
	ILS	1,768,528	USD	514,706	03/15/23	(9,455)
	INR	434,909	USD	5,260	02/16/23	(17)
	NZD	8,997,914	AUD	8,454,086	01/25/23	(47,268)
	NZD	3,041,612	AUD	2,850,227	03/15/23	(13,838)
	NZD	2,045,337	EUR	1,220,540	03/15/23	(13,687)
	NZD	6,023,530	USD	3,851,512	03/15/23	(24,094)
	SEK	44,804,258	EUR	4,080,247	01/25/23	(75,304)
	SEK	13,457,426	EUR	1,237,692	03/15/23	(36,529)
	TWD	105,152,522	USD	3,443,334	01/03/23	(19,739)
	TWD	64,216,424	USD	2,119,704	03/27/23	(10,357)
	USD	2,832,140	AUD	4,197,467	01/17/23	(27,812)
	USD	632,357	BRL	3,389,433	01/04/23	(9,046)
	USD	4,021,594	CAD	5,497,470	03/08/23	(40,695)
	USD	614,936	CHF	568,561	03/15/23	(5,030)
	USD	2,699,002	CLP	2,386,313,780	01/03/23	(113,380)
	USD	3,144,316	CLP	2,974,289,824	01/10/23	(358,656)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	2,081,832	CNH	14,471,019	03/15/23	$(21,415)
	USD	2,442,715	COP	12,193,792,142	01/23/23	(61,118)
	USD	18,704,316	EUR	18,728,655	01/06/23	(1,352,303)
	USD	9,767,446	EUR	9,150,914	01/17/23	(40,183)
	USD	3,346,844	EUR	3,138,202	03/15/23	(29,904)
	USD	1,092,285	GBP	910,897	01/03/23	(9,032)
	USD	1,416,597	GBP	1,175,173	02/23/23	(6,069)
	USD	3,674,476	JPY	480,048,282	03/16/23	(21,301)
	USD	1,423,174	MXN	28,476,226	03/06/23	(20,479)
	USD	763,168	NOK	7,474,625	03/15/23	(2,305)
	USD	5,225,082	NZD	8,292,978	03/15/23	(44,368)
	USD	3,593,373	PLN	17,860,506	01/13/23	(478,908)
	USD	570,067	PLN	2,559,944	03/15/23	(10,479)
	USD	2,698,291	SGD	3,634,059	01/25/23	(16,242)
	USD	5,506,267	TWD	169,368,946	01/03/23	(8,109)
	USD	3,010,252	ZAR	54,484,426	01/05/23	(195,044)
	USD	660,033	ZAR	11,545,287	03/15/23	(15,101)

TOTAL						$(3,315,200)

FORWARD SALES CONTRACTS — At December 31, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family
(Proceeds Receivable: $(63,783,828))	2.000%	TBA-30yr	12/01/99	$(77,000,000)	$(62,848,848)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
30 Year German Euro-Buxl	2	03/08/23	$289,535	$(55,024)

Short position contracts:
10 Year German Euro-Bund	(1)	03/08/23	(142,295)	10,039
10 Year U.K. Long Gilt	(1)	03/29/23	(120,774)	6,611
10 Year U.S. Treasury Notes	(226)	03/22/23	(26,049,344)	(30,055)
2 Year U.S. Treasury Notes	(1,302)	03/31/23	(267,011,720)	29,247
20 Year U.S. Treasury Bonds	(412)	03/22/23	(51,641,625)	786,767
5 Year U.S. Treasury Notes	(652)	03/31/23	(70,370,157)	96,127
Ultra Long U.S. Treasury Bonds	(519)	03/22/23	(69,708,187)	1,213,934

Total				$2,112,670

TOTAL F UTURES CONTRACTS				$2,057,646

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID
Average(a)	12.400%(a)	01/02/23	BRL	25,920		$29,583	$112	$29,471
5.800%(a)	1M BID Avg(a)	01/02/23		67,660		706,909	(3,326)	710,235
1M BID
Average(a)	13.950(a)	01/02/24		73,060		61,458	(3,528)	64,986
12.795(a)	1M BID Average(a)	01/02/24		7,360		8,978	—	8,978
3M LIBOR(b)	3.500(b)	03/16/24		$7,390		(114,359)	11,169	(125,528)
3M LIBOR(b)	4.430(b)	12/31/24		106,230	(c)	(30,287)	119,084	(149,371)
1M BID
Average(a)	11.488(a)	01/02/25	BRL	23,710		(89,842)	(3,108)	(86,734)
1M BID
Average(a)	12.060(a)	01/02/25		10,370		(27,290)	(118,922)	91,632
13.300(a)	1M BID Average(a)	01/02/25		26,230		(46,079)	(201)	(45,878)
9.250(a)	Mexico Interbank TIIE 28 Days(a)	03/12/25	MXN	220,560	(c)	65,272	(21,399)	86,671
3M STIBOR(b)	3.000(d)	03/15/25	SEK	954,270	(c)	(1,016,123)	(521,522)	(494,601)
8.250(d)	3M JIBAR(d)	03/15/25	ZAR	69,100	(c)	(28,717)	(22,273)	(6,444)
3.750(e)	3M NIBOR(b)	03/15/25	NOK	815,520	(c)	(456,957)	(542,213)	85,256
6M CDOR(e)	4.000(e)	03/15/25	CAD	56,560	(c)	(321,148)	40,217	(361,365)
3M NZDOR(e)	5.000(d)	03/15/25	NZD	88,050	(c)	(441,712)	(242,634)	(199,078)
4.000(d)	6M AUDOR(d)	03/15/25	AUD	89,260	(c)	110,715	(213,678)	324,393
4.000(e)	6M AUDOR(e)	03/15/25		64,290	(c)	233,742	(6,133)	239,875
4.500(d)	3M KWCDC(d)	03/17/25	KRW	4,261,020	(c)	(48,880)	(39,684)	(9,196)
3.000(e)	6M EURO(b)	03/15/26	EUR	4,380	(c)	49,063	(35,919)	84,982
3M LIBOR(b)	3.388(b)	11/15/26		$104,140	(c)	271,514	540,445	(268,931)
11.230(a)	1M BID Average(a)	01/04/27	BRL	21,580		134,922	156,367	(21,445)
2.350(e)	6M EURO(b)	09/09/27	EUR	22,730	(c)	508,948	6,344	502,604
3M LIBOR(b)	3.350(b)	10/06/27		$110,540	(c)	276,914	(91,121)	368,035
6M GBP(b)	4.605(b)	10/18/27	GBP	51,280	(c)	1,165,554	1,160,484	5,070
(d)	2.500(d)	03/15/28	CNY	56,870	(c)	(124,646)	(158,783)	34,137
6M EURO(b)	2.750(b)	03/15/28	EUR	3,100	(c)	(36,051)	57,595	(93,646)
6M GBP(b)	3.500(b)	03/15/28	GBP	21,070	(c)	(655,700)	(223,458)	(432,242)
4.000(b)	3M LIBOR(b)	03/15/28		$940	(c)	(13,027)	(24,574)	11,547
3.500(e)	3M NIBOR(b)	03/15/28	NOK	206,900	(c)	(246,535)	(238,536)	(7,999)
3M KWCDC(d)	4.500(d)	03/15/28	KRW	13,604,900	(c)	464,295	526,480	(62,185)
3M NZDOR(e)	4.500(d)	03/15/28	NZD	19,910	(c)	(203,043)	(96,511)	(106,532)
1.500(b)	6M CHFOR(b)	03/15/28	CHF	16,420	(c)	346,760	(97,291)	444,051
3.000(e)	6M EURO(b)	03/15/28	EUR	10,010	(c)	135,273	(157,853)	293,126
0.250(b)	6M JYOR(b)	03/15/28	JPY	10,745,630	(c)	1,582,041	438,998	1,143,043
1.250(e)	6M EURO(b)	12/19/28	EUR	5,260		296,022	(47,214)	343,236
3M LIBOR(b)	2.500(b)	06/04/29		$47,680	(c)	(598,589)	(32,421)	(566,168)
2.350(e)	6M EURO(b)	07/04/29	EUR	6,790	(c)	246,201	97,242	148,959
2.570(b)	12M SOFR(b)	06/04/31		$125,730	(c)	1,420,548	122,002	1,298,546
2.680(b)	12M SOFR(b)	07/28/32		26,870	(c)	661,768	(127,268)	789,036
6M EURO(b)	2.650(e)	09/09/32	EUR	33,550	(c)	(707,437)	(846,041)	138,604
3.912(b)	6M GBP(b)	10/18/32	GBP	35,230	(c)	(909,193)	(1,029,868)	120,675
6M EURO(b)	2.500(e)	12/20/32	EUR	28,680	(c)	(785,094)	(60,331)	(724,763)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Mexico
Interbank TIIE
28 Days(a)	8.250%(a)	03/02/33	MXN	84,725	(c)	$(117,344)	$(11,314)	$(106,030)
6M GBP(b)	3.000(b)	03/15/33	GBP	10	(c)	(727)	(208)	(519)
3M STIBOR(b)	3.000(d)	03/15/33	SEK	9,550	(c)	(11,082)	36,693	(47,775)
3M LIBOR(b)	3.750(b)	03/15/33		$14,100	(c)	256,012	540,204	(284,192)
4.250%(d)	3M KWCDC(d)	03/15/33	KRW	3,472,980	(c)	(182,722)	(194,535)	11,813
3.750(b)	3M LIBOR(b)	03/15/33		$55,880	(c)	(1,014,608)	(1,620,489)	605,881
3.500(e)	3M NIBOR(b)	03/15/33	NOK	146,290	(c)	(275,027)	(513,720)	238,693
6M AUDOR(e)	4.500(e)	03/15/33	AUD	36,820	(c)	(155,149)	799,900	(955,049)
6M WIBOR(b)	5.500(e)	03/15/33	PLN	26,050	(c)	(270,410)	(31,197)	(239,213)
3.500(e)	6M CDOR(e)	03/15/33	CAD	13,390	(c)	181,413	(183,415)	364,828
3.000(e)	6M EURO(b)	03/15/33	EUR	43,860	(c)	863,902	(229,596)	1,093,498
0.500(b)	6M JYOR(b)	03/15/33	JPY	1,789,000	(c)	571,427	404,877	166,550
3M JIBAR(d)	9.500(d)	03/15/33	ZAR	46,290	(c)	45,060	5,779	39,281
3M LIBOR(b)	2.730(b)	06/04/33		$79,810	(c)	(802,019)	(68,109)	(733,910)
3.500(b)	3M LIBOR(b)	11/15/34		23,280	(c)	(323,644)	(569,568)	245,924
3.240(b)	3M LIBOR(b)	10/06/35		25,230	(c)	185,663	220,346	(34,683)
6M EURO(b)	2.855(e)	07/04/37	EUR	25,050	(c)	(373,612)	(380,983)	7,371
3M LIBOR(b)	2.940(b)	07/12/37		$15,180	(c)	(486,625)	(117,762)	(368,863)
3M LIBOR(b)	2.910(b)	07/28/37		68,450	(c)	(1,266,312)	(92,159)	(1,174,153)
6M EURO(b)	2.152(e)	08/09/37	EUR	32,420	(c)	(1,051,260)	(437,265)	(613,995)
3M LIBOR(b)	2.720(b)	08/11/37		$133,100	(c)	(3,282,831)	(2,707,304)	(575,527)
2.500(e)	6M EURO(b)	12/20/37	EUR	32,470	(c)	574,771	64	574,707
1.451(e)	6M EURO(b)	08/10/42		73,630	(c)	1,677,861	553,023	1,124,838
2.750	6M EURO	03/15/43		590	(c)	16,276	(37,171)	53,447
2.750(b)	12M SOFR(b)	07/12/47		$9,450	(c)	519,923	142,675	377,248
2.080(b)	12M SOFR(b)	07/28/47		53,990	(c)	675,966	193,655	482,311
6M EURO(b)	1.051(e)	08/11/47	EUR	40,630	(c)	(621,171)	(144,421)	(476,750)
1.560(e)	6M EURO(b)	07/06/52		17,850	(c)	211,665	(129,113)	340,778
2.170(b)	3M LIBOR(b)	08/11/52		$64,300	(c)	2,633,824	2,064,627	569,197
1.800(e)	6M EURO(b)	09/09/52	EUR	7,130	(c)	239,919	(73,089)	313,008
3.250	3M LIBOR	03/15/53		$2,970	(c)	(31,646)	(189,904)	158,258

TOTAL						$263,264	$(4,498,750)	$4,762,014

(a)	Payments made at monthly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 39	1.000%	0.813%	12/20/27	$32,425	$278,503	$(19,090)	$297,593

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Chile, 3.875%, 08/05/20	1.000%	1.070%	12/20/27	$6,920	$(19,300)	$(128,136)	$108,836
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.018	12/20/27	6,900	(3,329)	(57,558)	54,229
Republic of Panama	1.000	1.171	12/20/27	4,650	(33,649)	(75,952)	42,303
Republic of Panama	1.000	1.076	06/20/27	2,270	(6,216)	(47,021)	40,805
Republic of Peru	1.000	1.195	12/20/27	2,120	(17,606)	(14,069)	(3,537)
Republic of Peru	1.000	1.100	06/20/27	1,540	(5,713)	(26,052)	20,339
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.990	12/20/27	2,630	2,084	(32,443)	34,527
United Mexican States, 4.150%, 03/28/27	1.000	1.299	12/20/27	6,970	(89,544)	(196,605)	107,061

TOTAL					$105,230	$(596,926)	$702,156

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	15,400,000	$15,400,000	$88,365	$515,900	$(427,535)
1Y IRS	Citibank NA	1.977	12/01/2023	14,020,000	14,020,000	99,696	318,916	(219,220)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	14,290,000	14,290,000	61,704	530,644	(468,940)
1Y IRS	MS & Co. Int. PLC	2.518	10/27/2023	14,850,000	14,850,000	223,181	394,403	(171,222)

				58,560,000	$58,560,000	$472,946	$1,759,863	$(1,286,917)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	14,170,000	14,170,000	721,515	495,720	225,795
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	15,770,000	15,770,000	896,405	613,927	282,478
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	15,770,000	15,770,000	1,040,005	569,368	470,637

				45,710,000	$45,710,000	$2,657,925	$1,679,015	$978,910

Total purchased option contracts				104,270,000	$104,270,000	$3,130,871	$3,438,878	$(308,007)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(14,050,000)	(14,050,000)	(331,806)	(523,362)	191,556
1M IRS	Citibank NA	2.865	01/25/2023	(14,700,000)	(14,700,000)	(28,908)	(193,377)	164,469
1Y IRS	Citibank NA	1.750	07/28/2023	(15,400,000)	(15,400,000)	(25,652)	(192,500)	166,848
1Y IRS	Citibank NA	2.075	07/28/2023	(15,400,000)	(15,400,000)	(48,219)	(323,400)	275,181
1Y IRS	Citibank NA	1.484	12/01/2023	(5,650,000)	(5,650,000)	(130,588)	(318,889)	188,301
1Y IRS	Citibank NA	2.977	12/13/2023	(14,230,000)	(14,230,000)	(347,463)	(569,911)	222,449

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1Y IRS	Citibank NA	3.007%	12/13/2023	(14,230,000)	$(14,230,000)	$(360,514)	$(568,844)	$208,330
2M IRS	Citibank NA	2.708	01/11/2023	(10,350,000)	(10,350,000)	(1,276)	(155,199)	153,922
1M IRS	Deutsche Bank AG (London)	3.534	01/30/2023	(18,480,000)	(18,480,000)	(213,239)	(227,304)	14,065
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(14,290,000)	(14,290,000)	(9,753)	(202,150)	192,397
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(14,290,000)	(14,290,000)	(25,352)	(328,494)	303,142
1M IRS	JPMorgan Securities, Inc.	2.598	01/18/2023	(10,280,000)	(10,280,000)	(1,998)	(138,102)	136,103
1M IRS	JPMorgan Securities, Inc.	3.340	01/23/2023	(18,480,000)	(18,480,000)	(74,273)	(218,988)	144,715
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(14,230,000)	(14,230,000)	(367,809)	(552,835)	185,027
1M IRS	MS & Co. Int. PLC	3.273	01/05/2023	(12,320,000)	(12,320,000)	(2,060)	(154,154)	152,094
1M IRS	MS & Co. Int. PLC	3.195	01/17/2023	(12,320,000)	(12,320,000)	(13,589)	(158,620)	145,031
1Y IRS	MS & Co. Int. PLC	1.945	10/27/2023	(6,240,000)	(6,240,000)	(257,731)	(394,326)	136,595
2M IRS	MS & Co. Int. PLC	2.595	01/04/2023	(10,090,000)	(10,090,000)	(2)	(152,851)	152,849

				(235,030,000)	$(235,030,000)	$(2,240,232)	$(5,373,306)	$3,133,074

Puts
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(14,050,000)	(14,050,000)	(841,345)	(523,363)	(317,982)
1M IRS	Citibank NA	2.865	01/25/2023	(14,700,000)	(14,700,000)	(477,174)	(193,377)	(283,798)
1Y IRS	Citibank NA	2.977	12/13/2023	(14,230,000)	(14,230,000)	(827,709)	(569,911)	(257,798)
1Y IRS	Citibank NA	3.007	12/13/2023	(14,230,000)	(14,230,000)	(806,329)	(568,844)	(237,484)
2M IRS	Citibank NA	2.708	01/11/2023	(10,350,000)	(10,350,000)	(460,740)	(155,199)	(305,541)
1M IRS	Deutsche Bank AG (London)	3.534	01/30/2023	(18,480,000)	(18,480,000)	(234,380)	(227,304)	(7,076)
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(14,170,000)	(14,170,000)	(185,147)	(182,101)	(3,045)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(14,170,000)	(14,170,000)	(389,699)	(313,619)	(76,080)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(15,770,000)	(15,770,000)	(561,292)	(376,278)	(185,014)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(15,770,000)	(15,770,000)	(332,348)	(237,649)	(94,699)
1M IRS	JPMorgan Securities, Inc.	2.598	01/18/2023	(10,280,000)	(10,280,000)	(563,710)	(138,102)	(425,608)
1M IRS	JPMorgan Securities, Inc.	3.340	01/23/2023	(18,480,000)	(18,480,000)	(396,925)	(218,988)	(177,937)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(15,770,000)	(15,770,000)	(409,791)	(217,845)	(191,946)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(15,770,000)	(15,770,000)	(674,433)	(351,523)	(322,910)
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(14,230,000)	(14,230,000)	(797,328)	(552,835)	(244,493)
1M IRS	MS & Co. Int. PLC	3.273	01/05/2023	(12,320,000)	(12,320,000)	(291,707)	(154,154)	(137,553)
1M IRS	MS & Co. Int. PLC	3.195	01/17/2023	(12,320,000)	(12,320,000)	(379,256)	(158,620)	(220,636)
2M IRS	MS & Co. Int. PLC	2.595	01/04/2023	(10,090,000)	(10,090,000)	(549,961)	(152,851)	(397,110)

				(255,180,000)	$(255,180,000)	$(9,179,274)	$(5,292,563)	$(3,886,710)

Total written option contracts				(490,210,000)	$(490,210,000)	$(11,419,506)	$(10,665,869)	$(753,636)

TOTAL				(385,940,000)	$(385,940,000)	$(8,288,635)	$(7,226,991)	$(1,061,643)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put AUD/Call USD	Deutsche Bank AG	0.664%	01/13/2023	30,662,000	$30,662,000	$54,988	$163,108	$(108,120)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put EUR/Call USD	HSBC Bank PLC	1.044%	01/13/2023	9,884,000	$9,884,000	$10,337	$60,038	$(49,701)

Total purchased option contracts				40,546,000	$40,546,000	$65,325	$223,146	$(157,821)

Written option contracts
Calls
Call AUD/Put NZD	HSBC Bank PLC	1.053	01/18/2023	(3,854,000)	(3,854,000)	(55,849)	(20,507)	(35,342)
Call EUR/Put CHF	UBS AG (London)	0.987	01/18/2023	(2,434,000)	(2,434,000)	(15,484)	(17,764)	2,280

Total Calls				(6,288,000)	$(6,288,000)	$(71,333)	$(38,271)	$(33,062)

Puts
Put AUD/Call USD	Deutsche Bank AG	0.678	01/13/2023	(15,331,000)	(15,331,000)	(84,601)	(163,119)	78,518
Put AUD/Call NZD	HSBC Bank PLC	1.053	01/18/2023	(3,854,000)	(3,854,000)	(2,443)	(20,507)	18,064
Put EUR/Call CHF	UBS AG (London)	0.987	01/18/2023	(2,434,000)	(2,434,000)	(11,462)	(17,456)	5,994

Total Puts				(21,619,000)	$(21,619,000)	$(98,506)	$(201,082)	$102,576

Total written option contracts				(27,907,000)	$(27,907,000)	$(169,839)	$(239,353)	$69,514

TOTAL				12,639,000	$12,639,000	$(104,514)	$(16,207)	$(88,307)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMO	— Collateralized Mortgage Obligation
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
PI	— Private Investment
PIK	— Payment in kind
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
TSFR	— Term Secured Overnight Financing Rate
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BOFA	— BofA Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 39	— CDX North America Investment Grade Index 39
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Multi-Manager Non-Core Fixed Income Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

viii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of investments or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2022:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$191,004,671	$—
Corporate Obligations	—	138,061,485	102,720
U.S. Treasury Obligations	39,571,355	—	—
Asset-Backed Securities	—	19,547,400	—
Sovereign Debt Obligations	—	10,635,336	—
Municipal Debt Obligations	—	3,880,682	—
Short-term Investments	—	5,009,719	—

Total	$39,571,355	$368,139,293	$102,720

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(6,021,737)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,379,075	$—
Futures Contracts(a)	321,160	—	—
Interest Rate Swap Contracts(a)	—	2,324,351	—
Credit Default Swap Contracts(a)	—	510,299	—
Purchased Option Contracts	—	800,987	—

Total	$321,160	$5,014,712	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(37,697)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(1,873,199)	—
Futures Contracts(a)	(692,151)	—	—
Interest Rate Swap Contracts(a)	—	(1,598,854)	—
Written Option Contracts	—	(2,030,927)	—

Total	$(692,151)	$(5,540,677)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$800,478,153	$—
Corporate Obligations	—	584,687,294	—
U.S. Treasury Obligations	162,967,262	—	—
Asset-Backed Securities	—	66,701,636	—
Sovereign Debt Obligations	—	34,074,337	—
Municipal Debt Obligations	—	19,827,105	—
Agency Debentures	—	27,365,060	—
Investment Company	7,486,153	—	—
Short-term Investments	—	26,511,179	—

Total	$170,453,415	$1,559,644,764	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(64,852,181)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$137,629	$—
Futures Contracts(a)	970,548	—	—
Interest Rate Swap Contracts(a)	—	2,503,162	—
Credit Default Swap Contracts(a)	—	208,726	—
Purchased Option Contracts	—	1,241,010	—

Total	$970,548	$4,090,527	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(205,432)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(254,328)	—
Futures Contracts(a)	(2,318,492)	—	—
Interest Rate Swap Contracts(a)	—	(1,513,385)	—
Written Option Contracts	—	(3,582,609)	—

Total	$(2,318,492)	$(5,555,754)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$181,409,572	$31,463,099	$—
Corporate Obligations	—	201,640,044	—
Mortgage-Backed Obligations	—	181,967,535	—
Asset-Backed Securities	—	31,545,249	—
Structured Note	—	1,016,378	—
U.S. Treasury Obligations	687,487	—	—
Agency Debentures	—	1,364,879	—
Investment Company	6,605,444	—	—

Total	$188,702,503	$448,997,184	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(24,965,857)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,232,024	$—
Futures Contracts(a)	39,149	—	—
Interest Rate Swap Contracts(a)	—	3,302,204	—
Credit Default Swap Contracts(a)	—	157,910	—
Purchased Option Contracts	—	749,470	—

Total	$39,149	$5,441,608	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(338,745)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(13,522,356)	—
Futures Contracts(a)	(4,048,605)	—	—
Interest Rate Swap Contracts(a)	—	(3,448,074)	—
Written Option Contracts	—	(2,281,330)	—

Total	$(4,048,605)	$(19,590,505)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$45,249,553	$—
Mortgage-Backed Obligations	—	16,181,290	—
Bank Loans	—	5,752,758	151,355
Sovereign Debt Obligations	—	4,869,946	—
Asset-Backed Securities	—	3,495,608	—
U.S. Treasury Obligations	914,556	—	—
Common Stock and/or Other Equity Investments(b)
Europe	94,657	—	—
North America	107,086	—	—
Rights	—	4,144	—
Investment Company	159,585	—	—

Total	$1,275,884	$75,553,299	$151,355

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$7,692	$—
Futures Contracts(a)	49,954	—	—
Interest Rate Swap Contracts(a)	—	107,570	—
Credit Default Swap Contracts(a)	—	11,774	—

Total	$49,954	$127,036	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(3,188)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(336,808)	—
Futures Contracts(a)	(22,236)	—	—

Total	$(22,236)	$(339,996)	$—

LONG SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Unsecured Debt Obligations	$—	$28,879,520	$—
Bank Loans	—	15,134,901	192,614
Other Secured Debt Obligations	—	5,873,838	—
Common Stock and/or Other Equity Investments
Europe	187,381	—	—
North America	105,421	—	—

Total	$292,802	$49,888,259	$192,614

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LONG SHORT CREDIT STRATEGIES (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Interest Rate Swap Contracts(a)	$—	$35,794	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(738,854)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(17,506)	—

Total	$—	$(756,360)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$330,048,590	$689,447
Corporate Obligations	—	142,354,969	3,289,200
U.S. Treasury Obligations	120,603,130	—	—
Asset-Backed Securities	—	71,704,695	—
Bank Loans	—	18,460,434	—
Municipal Debt Obligations	—	8,474,336	—
Sovereign Debt Obligations	—	5,662,688	—
Investment Company	41,169,877	—	—
Short-term Investments	—	11,277,729	—

Total	$161,773,007	$587,983,441	$3,978,647

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(62,848,848)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,040,755	$—
Futures Contracts(a)	2,142,725	—	—
Interest Rate Swap Contracts(a)	—	14,134,779	—
Credit Default Swap Contracts(a)	—	705,693	—
Purchased Option Contracts	—	3,196,196	—

Total	$2,142,725	$21,077,423	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Credit Default Swap Contracts(a)	$—	$(3,537)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(3,315,200)	—
Futures Contracts(a)	(85,079)	—	—
Interest Rate Swap Contracts(a)	—	(9,372,765)	—
Written Option Contracts	—	(11,589,345)	—

Total	$(85,079)	$(24,280,847)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. [Include for Emerging Markets Funds ONLY] Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fundmay not receive the proceeds from

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

Non-Diversification Risk — The Global Core Fixed Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.